UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—May 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2020

Vanguard Wellington™ Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Wellington Fund	11/30/2019	5/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$976.42	$1.19
Admiral™ Shares	1,000.00	976.86	0.79
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.21
Admiral Shares	1,000.00	1,024.20	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Wellington Fund

Fund Allocation

As of May 31, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	1.4%
Common Stocks	67.2
Corporate Bonds	23.9
Sovereign Bonds	1.0
Taxable Municipal Bonds	2.0
U.S. Government and Agency Obligations	4.5

The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Wellington Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of May 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Communication Services
* Alphabet Inc. Class A	2,558,970	3,668,335	3.5%
* Facebook Inc. Class A	7,138,902	1,606,895	1.6%
Comcast Corp. Class A	31,718,673	1,256,059	1.2%
Verizon Communications Inc.	19,416,218	1,114,103	1.1%
		7,645,392	7.4%
Consumer Discretionary
McDonald’s Corp.	9,799,100	1,825,768	1.8%
Home Depot Inc.	6,504,948	1,616,350	1.6%
TJX Cos. Inc.	22,653,313	1,195,189	1.1%
* Alibaba Group Holding Ltd. ADR	3,933,856	815,842	0.8%
		5,453,149	5.3%
Consumer Staples
Nestle SA	14,930,901	1,621,153	1.6%
Coca-Cola Co.	27,946,485	1,304,542	1.3%
Sysco Corp.	15,430,129	851,126	0.8%
Walmart Inc.	4,565,944	566,451	0.5%
Diageo plc	16,011,048	558,628	0.5%
Consumer Staples—Other †		456,355	0.5%
		5,358,255	5.2%
Energy
Total SA	31,219,929	1,183,885	1.1%
BP plc	229,493,162	877,576	0.9%
		2,061,461	2.0%
Financials
Bank of America Corp.	69,827,942	1,684,250	1.6%
JPMorgan Chase & Co.	17,158,588	1,669,702	1.6%
BlackRock Inc.	2,286,264	1,208,610	1.2%
Progressive Corp.	13,364,432	1,038,149	1.0%
Charles Schwab Corp.	26,560,981	953,805	0.9%
Blackstone Group LP Class A	11,964,624	679,591	0.7%
Financials—Other †		1,747,638	1.7%
		8,981,745	8.7%

4

Wellington Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Pfizer Inc.	52,668,572	2,011,413	2.0%
AstraZeneca plc ADR	28,612,240	1,562,228	1.5%
Becton Dickinson and Co.	5,127,086	1,266,031	1.2%
UnitedHealth Group Inc.	4,138,424	1,261,599	1.2%
Abbott Laboratories	13,111,849	1,244,577	1.2%
Novartis AG	13,280,557	1,156,152	1.1%
Eli Lilly and Co.	6,669,253	1,020,062	1.0%
Anthem Inc.	2,702,595	794,860	0.8%
Bristol-Myers Squibb Co.	11,038,183	659,200	0.7%
HCA Healthcare Inc.	5,850,977	625,470	0.6%
Medtronic plc	5,894,678	581,097	0.6%
Health Care—Other †		443,877	0.4%
		12,626,566	12.3%
Industrials
Union Pacific Corp.	5,677,316	964,349	0.9%
Lockheed Martin Corp.	2,182,014	847,582	0.8%
Raytheon Technologies Corp.	11,818,059	762,501	0.7%
Deere & Co.	4,519,090	687,444	0.7%
Northrop Grumman Corp.	1,897,933	636,187	0.6%
Trane Technologies plc	6,304,510	568,730	0.6%
Industrials—Other †		1,539,978	1.5%
		6,006,771	5.8%
Information Technology
Microsoft Corp.	25,449,312	4,663,586	4.5%
Apple Inc.	11,419,263	3,630,640	3.5%
Cisco Systems Inc.	31,520,075	1,507,290	1.5%
Intel Corp.	21,996,278	1,384,226	1.3%
Texas Instruments Inc.	10,769,975	1,278,827	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,554,703	1,034,518	1.0%
Global Payments Inc.	4,885,417	876,884	0.9%
Information Technology—Other †		480,573	0.5%
		14,856,544	14.4%
Real Estate
American Tower Corp.	4,578,572	1,182,050	1.2%

Utilities
Dominion Energy Inc.	15,197,510	1,291,940	1.2%
Exelon Corp.	25,097,651	961,491	0.9%
Duke Energy Corp.	10,692,215	915,574	0.9%
Utilities—Other †		378,068	0.4%
		3,547,073	3.4%
Total Common Stocks (Cost $47,052,094)		67,719,006	65.7%

5

Wellington Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities (3.4%)
	United States Treasury Note/Bond	0.125%–3.125%	5/31/22–2/15/50	3,225,319	3,523,688	3.4%

Conventional Mortgage-Backed Securities †					245,174	0.3%

Nonconventional Mortgage-Backed Securities †					757,913	0.7%
Total U.S. Government and Agency Obligations (Cost $4,251,066)					4,526,775	4.4%
Asset-Backed/Commercial Mortgage-Backed Securities
[1]	American Tower Trust I	3.070%	3/15/23	43,000	43,941	0.0%
[1]	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,533	0.0%
[1]	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				1,387,457	1.4%
Total Asset-Backed/Commercial Mortgage-Backed Securities
(Cost $1,463,959)					1,453,931	1.4%
Corporate Bonds
Finance
	Banking
[2]	Bank of America Corp.	2.496%–5.875%	1/11/23–3/15/50	674,369	761,585	0.7%
[2]	JPMorgan Chase & Co.	3.109%–5.625%	1/24/22–4/22/51	593,310	705,149	0.7%
[1]	Banking—Other †				5,368,413	5.2%
	Brokerage †				34,255	0.0%
	Insurance
	UnitedHealth Group Inc.	2.000%–4.750%	10/15/20–8/15/59	294,241	345,772	0.4%
[1]	Insurance—Other †				1,263,479	1.2%
[1]	Real Estate Investment Trusts †				181,779	0.2%
					8,660,432	8.4%
Industrial
	Basic Industry †				51,288	0.0%
[1]	Capital Goods †				880,832	0.9%
	Communication
	American Tower Corp.	3.450%–5.000%	9/15/21–8/15/29	74,554	81,089	0.1%
	Comcast Corp.	2.350%–6.500%	2/1/24–10/15/58	536,086	660,019	0.6%
	NBCUniversal Media LLC	2.875%–4.450%	1/15/23–1/15/43	20,130	23,033	0.0%
[1]	Sky Ltd.	3.750%	9/16/24	45,046	49,707	0.1%
	Verizon Communications Inc.	4.329%–5.012%	9/21/28–3/15/55	191,911	249,657	0.2%
[1]	Communication—Other †				888,219	0.9%
	Consumer Cyclical
	Home Depot Inc.	2.700%–4.500%	4/1/23–12/6/48	95,860	112,871	0.1%
	McDonald’s Corp.	2.625%–4.875%	1/15/22–9/1/49	60,940	67,587	0.1%
[1]	Consumer Cyclical—Other †				928,548	0.9%
	Consumer Noncyclical
	AstraZeneca plc	2.375%–6.450%	11/16/20–9/15/37	114,865	134,973	0.1%
	Novartis Capital Corp.	3.400%–4.400%	5/6/24–5/6/44	42,591	52,742	0.1%
	Pfizer Inc.	1.700%–4.100%	6/15/23–5/28/50	193,285	219,744	0.2%
	Wyeth LLC	5.950%	4/1/37	25,000	35,807	0.1%
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	34,016	0.0%
[1]	Consumer Noncyclical—Other †				3,425,172	3.3%

6

Wellington Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Energy
	BP Capital Markets America Inc.	3.245%–4.500%	10/1/20–5/6/22	51,000	52,707	0.1%
	BP Capital Markets plc	2.500%–3.994%	3/17/22–3/17/25	170,538	183,049	0.1%
	Dominion Energy Gas Holdings LLC	3.000%–4.800%	11/1/23–12/15/44	70,073	74,386	0.1%
	Total Capital International SA	2.700%–3.750%	1/25/23–4/10/24	78,010	84,144	0.1%
[1]	Energy—Other †				841,348	0.8%
[1]	Other Industrial †				274,919	0.3%
	Technology
	Apple Inc.	2.450%–4.450%	2/9/24–5/11/50	437,157	491,372	0.5%
	Cisco Systems Inc.	2.500%	9/20/26	15,676	17,372	0.0%
	Intel Corp.	2.875%–4.100%	5/11/24–5/19/46	81,000	95,064	0.1%
	Microsoft Corp.	2.875%–4.450%	12/15/23–2/6/47	401,340	492,443	0.5%
[1]	Technology—Other †				1,176,776	1.1%
	Transportation
	Union Pacific Corp.	3.250%–4.300%	3/1/29–2/5/70	117,621	134,592	0.1%
[1]	Transportation—Other †				428,589	0.4%
					12,242,065	11.9%
Utilities
	Electric
	Commonwealth Edison Co.	3.650%–4.350%	11/15/45–3/1/48	37,430	44,983	0.0%
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,766	0.0%
[1]	Dominion Energy Inc.	2.450%–5.250%	7/1/20–3/15/49	187,736	200,239	0.2%
	Dominion Energy South Carolina Inc.	4.600%–6.625%	2/1/32–6/1/65	90,525	124,946	0.1%
	Duke Energy Carolinas LLC	3.700%–6.050%	4/15/38–12/1/47	21,085	25,901	0.0%
	Duke Energy Corp.	2.650%–4.800%	9/1/26–9/1/46	78,445	92,868	0.1%
	Duke Energy Florida LLC	6.350%–6.400%	9/15/37–6/15/38	35,055	52,041	0.1%
	Duke Energy Progress LLC	4.100%–6.300%	4/1/38–8/15/45	55,720	71,128	0.1%
	Potomac Electric Power Co.	3.050%–6.500%	4/1/22–11/15/37	28,765	39,790	0.0%
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	12,042	0.0%
	Virginia Electric & Power Co.	2.750%–6.000%	3/15/23–5/15/37	52,305	56,385	0.1%
[1]	Electric—Other †				2,027,210	2.0%
[1]	Natural Gas †				305,023	0.3%
	Other Utility †				48,455	0.0%
					3,113,777	3.0%
Total Corporate Bonds (Cost $21,534,448)					24,016,274	23.3%
[1]Sovereign Bonds (Cost $910,806) †					1,006,514	1.0%
Taxable Municipal Bonds (Cost $1,670,869) †					1,986,343	1.9%

7

Wellington Fund

				Market	Percentage
				Value•	of Net
	Coupon		Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3] Vanguard Market Liquidity Fund	0.307%		1,886	189	0.0%

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements
Bank of America Securities, LLC (Dated 5/29/20, Repurchase Value $132,801,000, collateralized by Government National Mortgage Assn. 3.500%, 3/20/47, with a value of $135,456,000)	0.060%	6/1/20	132,800	132,800	0.1%
Citigroup Global Markets Inc. (Dated 5/29/20, Repurchase Value $184,701,000, collateralized by U.S. Treasury Bill 0.000%, 11/19/20–2/25/21, and U.S. Treasury Note/Bond 1.625%, 7/31/20, with a value of $188,394,000)	0.050%	6/1/20	184,700	184,700	0.2%
Credit Agricole Securities (USA) Inc. (Dated 5/29/20, Repurchase Value $66,300,000, collateralized by U.S. Treasury Note/Bond 1.250%–3.000%, 7/15/20–2/15/47, with a value of $67,626,000)	0.050%	6/1/20	66,300	66,300	0.1%
Deutsche Bank Securities, Inc. (Dated 5/29/20, Repurchase Value $12,500,000, collateralized by Federal National Mortgage Assn. 3.500%–4.500%, 7/1/46–6/1/49, with a value of $12,750,000)	0.060%	6/1/20	12,500	12,500	0.0%
HSBC Bank USA (Dated 5/29/20, Repurchase Value $7,800,000, collateralized by U.S. Treasury Bill 0.000%, 7/21/20–10/15/20, and U.S. Treasury Note/Bond 0.125%–3.625%, 2/15/21–2/28/26, with a value of $7,956,000)	0.050%	6/1/20	7,800	7,800	0.0%

8

Wellington Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
HSBC Bank USA (Dated
5/29/20, Repurchase Value
$400,000, collateralized
by Federal National
Mortgage Assn. 4.500%,
12/1/48, with a value
of $408,000)	0.070%	6/1/20	400	400	0.0%
Nomura International plc (Dated
5/29/20, Repurchase Value
$319,901,000, collateralized
by U.S. Treasury Note/Bond
0.625%–7.875%,
2/15/21–11/15/48, with a
value of $326,298,000)	0.050%	6/1/20	319,900	319,900	0.3%
RBC Capital Markets LLC
(Dated 5/29/20, Repurchase
Value $44,500,000, collateralized
by Federal Home Loan Mortgage
Corp. 4.000%, 4/1/47, and Federal
National Mortgage Assn.
3.000%-5.000%,
7/1/36–2/1/50, with a value
of $45,390,000)	0.060%	6/1/20	44,500	44,500	0.0%
TD Securities (USA) LLC
(Dated 5/29/20, Repurchase
Value $82,500,000,
collateralized by Federal Home
Loan Mortgage Corp. 3.000%,
5/1/50, with a value of
$84,150,000)	0.070%	6/1/20	82,500	82,500	0.1%
Wells Fargo & Co. (Dated
5/29/20, Repurchase Value
$8,400,000, collateralized
by Federal National Mortgage
Assn. 2.500%, 5/1/50,
with a value of $8,568,000)	0.070%	6/1/20	8,400	8,400	0.0%
				859,800	0.8%
U.S. Government and Agency Obligations
[4] United States Treasury Bill	0.108%	3/25/21	1,000,000	998,520	1.0%

[5]Commercial Paper †				12,787	0.0%
Total Temporary Cash Investments (Cost $1,871,922)				1,871,296	1.8%
Total Investments (Cost $78,755,164)				102,580,139	99.5%

9

Wellington Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Other Assets and Liabilities—Net	564,379	0.5%
Net Assets	103,144,518	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $5,933,077,000, representing 5.8% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $7,389,000 have been segregated as initial margin for open futures contracts.
5	Certain of the fund’s securities are exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At May 31, 2020, the value of these securities was $12,787,000, representing 0.0% of net assets.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	1,553	215,964	(33)

See accompanying Notes, which are an integral part of the Financial Statements.

10

Wellington Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $78,754,975)	102,579,950
Affiliated Issuers (Cost $189)	189
Total Investments in Securities	102,580,139
Investment in Vanguard	4,755
Cash	7,119
Foreign Currency, at Value (Cost $1,457)	1,499
Receivables for Investment Securities Sold	619,153
Receivables for Accrued Income	405,692
Receivables for Capital Shares Issued	27,157
Total Assets	103,645,514
Liabilities
Payables for Investment Securities Purchased	433,935
Payables for Capital Shares Redeemed	47,708
Payables to Investment Advisor	13,106
Payables to Vanguard	5,565
Variation Margin Payable—Futures Contracts	682
Total Liabilities	500,996
Net Assets	103,144,518

At May 31, 2020, net assets consisted of:

Paid-in Capital	76,729,000
Total Distributable Earnings (Loss)	26,415,518
Net Assets	103,144,518

Investor Shares—Net Assets
Applicable to 382,605,856 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,760,337
Net Asset Value Per Share—Investor Shares	$41.19

Admiral Shares—Net Assets
Applicable to 1,228,392,265 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	87,384,181
Net Asset Value Per Share—Admiral Shares	$71.14

See accompanying Notes, which are an integral part of the Financial Statements.

11

Wellington Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends[1]	907,897
Interest	583,782
Securities Lending—Net	328
Total Income	1,492,007
Expenses
Investment Advisory Fees—Note B
Basic Fee	40,576
Performance Adjustment	(9,656)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	13,540
Management and Administrative—Admiral Shares	42,386
Marketing and Distribution—Investor Shares	780
Marketing and Distribution—Admiral Shares	1,812
Custodian Fees	234
Shareholders’ Reports—Investor Shares	161
Shareholders’ Reports—Admiral Shares	155
Trustees’ Fees and Expenses	95
Total Expenses	90,083
Net Investment Income	1,401,924
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,170,180
Futures Contracts	9,964
Options Purchased	(2,567)
Forward Currency Contracts	(985)
Foreign Currencies	939
Realized Net Gain (Loss)	2,177,531
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(6,490,921)
Futures Contracts	909
Foreign Currencies	913
Change in Unrealized Appreciation (Depreciation)	(6,489,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,909,644)

1	Dividends are net of foreign withholding taxes of $28,062,000.
2	Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $114,000 and ($1,000). Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,401,924	2,873,152
Realized Net Gain (Loss)	2,177,531	2,476,973
Change in Unrealized Appreciation (Depreciation)	(6,489,099)	8,665,727
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,909,644)	14,015,852
Distributions[1]
Investor Shares	(580,349)	(1,380,670)
Admiral Shares	(3,237,049)	(7,336,921)
Total Distributions	(3,817,398)	(8,717,591)
Capital Share Transactions
Investor Shares	(423,194)	(32,115)
Admiral Shares	(382,898)	2,766,577
Net Increase (Decrease) from Capital Share Transactions	(806,092)	2,734,462
Total Increase (Decrease)	(7,533,134)	8,032,723
Net Assets
Beginning of Period	110,677,652	102,644,929
End of Period	103,144,518	110,677,652
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$43.72	$41.86	$43.45	$39.23	$39.00	$41.02
Investment Operations
Net Investment Income	.537[1]	1.098[1]	1.083[1]	1.021[1]	1.017	1.004
Net Realized and Unrealized Gain (Loss) on Investments	(1.573)	4.269	.100	4.965	1.616	(.527)
Total from Investment Operations	(1.036)	5.367	1.183	5.986	2.633	.477
Distributions
Dividends from Net Investment Income	(.568)	(1.099)	(1.086)	(1.030)	(1.014)	(.995)
Distributions from Realized Capital Gains	(.926)	(2.408)	(1.687)	(.736)	(1.389)	(1.502)
Total Distributions	(1.494)	(3.507)	(2.773)	(1.766)	(2.403)	(2.497)
Net Asset Value, End of Period	$41.19	$43.72	$41.86	$43.45	$39.23	$39.00

Total Return[2]	-2.36%	14.22%	2.80%	15.72%	7.18%	1.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,760	$17,209	$16,438	$18,422	$18,967	$19,850
Ratio of Total Expenses to Average Net Assets[3]	0.24%	0.25%	0.25%	0.25%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.70%	2.58%	2.50%	2.68%	2.55%
Portfolio Turnover Rate[4]	33%	28%	34%	30%	31%	39%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.00%), (0.01%), (0.01%), (0.01%), and 0.00%.
4	Includes 2%, 1%, 2%, 4%, 6%, and 10% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$75.51	$72.29	$75.04	$67.75	$67.36	$70.85
Investment Operations
Net Investment Income	.955[1]	1.954[1]	1.929[1]	1.824[1]	1.812	1.790
Net Realized and Unrealized Gain (Loss) on Investments	(2.714)	7.379	.172	8.572	2.784	(.910)
Total from Investment Operations	(1.759)	9.333	2.101	10.396	4.596	.880
Distributions
Dividends from Net Investment Income	(1.011)	(1.955)	(1.936)	(1.836)	(1.807)	(1.776)
Distributions from Realized Capital Gains	(1.600)	(4.158)	(2.915)	(1.270)	(2.399)	(2.594)
Total Distributions	(2.611)	(6.113)	(4.851)	(3.106)	(4.206)	(4.370)
Net Asset Value, End of Period	$71.14	$75.51	$72.29	$75.04	$67.75	$67.36

Total Return[2]	-2.31%	14.33%	2.88%	15.81%	7.26%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87,384	$93,469	$86,207	$87,136	$73,996	$68,894
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.17%	0.17%	0.17%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.78%	2.66%	2.58%	2.77%	2.63%
Portfolio Turnover Rate[4]	33%	28%	34%	30%	31%	39%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.00%), (0.01%), (0.01%), (0.01%), and 0.00%.
4	Includes 2%, 1%, 2%, 4%, 6%, and 10% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Notes to Financial Statements

Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The

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Wellington Fund

primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

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Wellington Fund

During the six months ended May 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at May 31, 2020.

5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rate move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six month ended May 31, 2020, the fund’s average value of options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open option contracts at May 31, 2020.

6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settle-ment date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

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Wellington Fund

7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

8.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of

19

Wellington Fund

prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

13. Other: Dividend income is recorded on the ex-dividend date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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Wellington Fund

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a decrease of $9,656,000 (0.02%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $4,755,000, representing less than 0.01% of the fund’s net assets and 1.90% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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Wellington Fund

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	60,627,899	7,091,107	—	67,719,006
U.S. Government and Agency Obligations	—	4,526,775	—	4,526,775
Asset-Backed/Commercial Mortgage-
Backed Securities	—	1,453,931	—	1,453,931
Corporate Bonds	—	24,016,274	—	24,016,274
Sovereign Bonds	—	1,006,514	—	1,006,514
Taxable Municipal Bonds	—	1,986,343	—	1,986,343
Temporary Cash Investments	189	1,871,107	—	1,871,296
Total	60,628,088	41,952,051	—	102,580,139
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	682	—	—	682

1 Represents variation margin on the last day of the reporting period.

E. At May 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Options Purchased	—	—	—
Variation Margin Receivable—Futures Contracts	—	—	—
Unrealized Appreciation—Forward Currency Contracts	—	—	—
Total Assets	—	—	—

Variation Margin Payable—Futures Contracts	682	—	682
Unrealized Depreciation—Forward Currency Contracts	—	—	—
Total Liabilities	682	—	682

22

Wellington Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2020, were:

	Interest Rate	Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	9,964	—	9,964
Options Purchased	(2,567)	—	(2,567)
Forward Currency Contracts	—	(985)	(985)
Realized Net Gain (Loss) on Derivatives	7,397	(985)	6,412

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	909	—	909
Options Purchased	—	—	—
Forward Currency Contracts	—	—	—
Change in Unrealized Appreciation
(Depreciation) on Derivatives	909	—	909

F. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	78,774,831
Gross Unrealized Appreciation	25,395,614
Gross Unrealized Depreciation	(1,590,339)
Net Unrealized Appreciation (Depreciation)	23,805,275

G. During the six months ended May 31, 2020, the fund purchased $27,146,906,000 of investment securities and sold $26,891,140,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,384,157,000 and $11,371,898,000, respectively.

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Wellington Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2020		November 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	914,897	21,995	1,511,761	37,140
Issued in Lieu of Cash Distributions	554,935	13,427	1,321,520	34,691
Redeemed	(1,893,026)	(46,391)	(2,865,396)	(70,964)
Net Increase (Decrease)—Investor Shares	(423,194)	(10,969)	(32,115)	867
Admiral Shares
Issued	3,599,352	50,015	5,763,319	82,106
Issued in Lieu of Cash Distributions	3,010,506	42,218	6,857,481	104,181
Redeemed	(6,992,756)	(101,607)	(9,854,223)	(140,967)
Net Increase (Decrease)—Admiral Shares	(382,898)	(9,374)	2,766,577	45,320

I. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

24

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellington Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

25

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q212 072020

Semiannual Report | May 31, 2020 Vanguard U.S. Factor ETFs

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
U.S. Liquidity Factor ETF	3
U.S. Minimum Volatility ETF	22
U.S. Momentum Factor ETF	34
U.S. Multifactor ETF	50
U.S. Quality Factor ETF	66
U.S. Value Factor ETF	85
Trustees Approve Advisory Arrangements	103
Liquidity Risk Management	105

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2019	5/31/2020	Period
Based on Actual Fund Return
U.S. Liquidity Factor ETF
ETF Shares	$1,000.00	$868.05	$0.61
U.S. Minimum Volatility ETF
ETF Shares	$1,000.00	$894.50	$0.62
U.S. Momentum Factor ETF
ETF Shares	$1,000.00	$978.51	$0.64
U.S. Multifactor ETF
ETF Shares	$1,000.00	$848.57	$0.88
U.S. Quality Factor ETF
ETF Shares	$1,000.00	$921.44	$0.62
U.S. Value Factor ETF
ETF Shares	$1,000.00	$781.60	$0.62
Based on Hypothetical 5% Yearly Return
U.S. Liquidity Factor ETF
ETF Shares	$1,000.00	$1,024.35	$0.66
U.S. Minimum Volatility ETF
ETF Shares	$1,000.00	$1,024.35	$0.66
U.S. Momentum Factor ETF
ETF Shares	$1,000.00	$1,024.35	$0.66
U.S. Multifactor ETF
ETF Shares	$1,000.00	$1,024.05	$0.96
U.S. Quality Factor ETF
ETF Shares	$1,000.00	$1,024.35	$0.66
U.S. Value Factor ETF
ETF Shares	$1,000.00	$1,024.30	$0.71

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.13% for the U.S. Liquidity Factor ETF, 0.13% for the U.S. Minimum Volatility ETF, 0.13% for the U.S. Momentum Factor ETF, 0.19% for the U.S. Multifactor ETF, 0.13% for the U.S. Quality Factor ETF, and 0.14% for the U.S. Value Factor ETF. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

U.S. Liquidity Factor ETF

Fund Allocation

As of May 31, 2020

Consumer Discretionary	8.3%
Consumer Staples	4.2
Energy	3.2
Financial Services	33.0
Health Care	13.5
Materials & Processing	6.9
Producer Durables	16.6
Technology	9.4
Utilities	4.9

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors ("RGS"), except for the "Other" category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

U.S. Liquidity Factor ETF

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)
Consumer Discretionary (8.1%)
	VF Corp.	2,629	147
	Yum! Brands Inc.	1,630	146
	Las Vegas Sands Corp.	2,560	123
	Ross Stores Inc.	1,184	115
	Marriott International Inc. Class A	991	88
*	O’Reilly Automotive Inc.	205	86
	Amerco	228	74
	Pool Corp.	228	61
*	Liberty Broadband Corp. Class C	426	58
	Penske Automotive Group Inc.	1,615	58
	Churchill Downs Inc.	421	56
	Choice Hotels International Inc.	655	53
	Johnson Outdoors Inc. Class A	661	51
	Columbia Sportswear Co.	700	51
	Cable One Inc.	27	51
	Rollins Inc.	1,181	49
	Haverty Furniture Cos. Inc.	2,679	46
*	Liberty Media Corp-Liberty Formula One Class C	1,319	46
*	Carrols Restaurant Group Inc.	10,310	44
*	Liberty Media Corp-Liberty SiriusXM Class C	1,205	44
	Autoliv Inc.	683	43
	Genuine Parts Co.	502	42
*	frontdoor Inc.	916	42
*	Lindblad Expeditions Holdings Inc.	5,197	41
	Acushnet Holdings Corp.	1,182	40
*	Sportsman’s Warehouse Holdings Inc.	3,521	39
	Aaron’s Inc.	1,058	39
*	WillScot Corp. Class A	2,874	38
*	Motorcar Parts of America Inc.	2,276	36
	Gentex Corp.	1,317	35
*	American Public Education Inc.	1,067	34
	Carriage Services Inc. Class A	1,731	32
	Service Corp. International	798	31
*	BJ’s Wholesale Club Holdings Inc.	869	31
*	Liberty TripAdvisor Holdings Inc. Class A	12,569	30
	Standard Motor Products Inc.	658	28
*	AutoNation Inc.	670	26
	National CineMedia Inc.	9,433	26
*	Grand Canyon Education Inc.	264	26
*	Noodles & Co.	4,314	25
	Movado Group Inc.	2,386	25
	National Presto Industries Inc.	277	25
*	Liberty Media Corp-Liberty Braves Class C	1,107	24
	EW Scripps Co.	2,801	24
*	Stoneridge Inc.	1,148	24
*	Universal Electronics Inc.	496	22
*	Houghton Mifflin Harcourt Co.	14,608	22
*	Qurate Retail Group Inc. QVC Group Class A	2,695	22
	TEGNA Inc.	1,868	22
	Cato Corp. Class A	2,210	21
*	Fiesta Restaurant Group Inc.	2,585	21
*	Del Taco Restaurants Inc.	3,422	21
*	Revlon Inc. Class A	2,035	21
*	SP Plus Corp.	1,016	21
	Leggett & Platt Inc.	667	20
	Viad Corp.	1,087	20
*	Chuy’s Holdings Inc.	1,230	20
	Wyndham Hotels & Resorts Inc.	418	19
	Matthews International Corp. Class A	908	19
	Core-Mark Holding Co. Inc.	656	18

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
*	Rosetta Stone Inc.	967	18
*	Lands’ End Inc.	2,769	17
*	ServiceMaster Global Holdings Inc.	519	17
*	Hudson Ltd. Class A	3,352	17
	Twin River Worldwide Holdings Inc.	764	16
*	Liberty Global plc Class C	771	16
	Ethan Allen Interiors Inc.	1,388	16
*	MarineMax Inc.	815	16
	Inter Parfums Inc.	326	15
	Interface Inc.	1,781	15
*	El Pollo Loco Holdings Inc.	1,083	15
	News Corp. Class A	1,199	15
	Scholastic Corp.	497	15
	Tilly’s Inc. Class A	2,797	14
	Clear Channel Outdoor Holdings Inc.	14,474	14
	Marriott Vacations Worldwide Corp.	140	13
*	Floor & Decor Holdings Inc. Class A	224	12
*	Liberty Latin America Ltd. Class C	1,165	11
	Wyndham Destinations Inc.	341	11
*	Quotient Technology Inc.	1,368	10
*	Duluth Holdings Inc.	1,977	9
*	Bright Horizons Family Solutions Inc.	76	9
*	Liberty Media Corp-Liberty SiriusXM Rights Exp. 06/05/2020	113	1
			2,874
Consumer Staples (4.2%)
	Keurig Dr Pepper Ord Shs	9,182	256
*	Monster Beverage Corp.	2,710	195
	Sysco Corp.	2,796	154
	Kimberly-Clark Corp.	958	136
	Kraft Heinz Co.	2,691	82
	Weis Markets Inc.	1,429	80
	Lancaster Colony Corp.	418	64
*	Darling Ingredients Inc.	2,637	61
	Flowers Foods Inc.	2,251	53
*	Pilgrim’s Pride Corp.	2,360	49
	SpartanNash Co.	2,216	47
	Seaboard Corp.	16	47
	Philip Morris International Inc.	593	44
	Brown-Forman Corp. Class B	644	42
	Tootsie Roll Industries Inc.	945	34
	Colgate-Palmolive Co.	364	26
*	22nd Century Group Inc.	26,353	22
	Constellation Brands Inc. Class A	124	21
	Andersons Inc.	1,535	20
*	Performance Food Group Co.	585	16
	Universal Corp.	318	14
	Turning Point Brands Inc.	358	9
			1,472
Energy (3.2%)
	Phillips 66	973	76
*	Comstock Resources Inc.	10,292	55
	Liberty Oilfield Services Inc. Class A	10,436	54
*	Exterran Corp.	8,349	54
*	Oil States International Inc.	12,339	52
	Berry Corp.	11,422	48
	Valvoline Inc.	2,592	48
*	Clean Energy Fuels Corp.	21,830	46
	Valero Energy Corp.	679	45
	EOG Resources Inc.	835	43
*	Penn Virginia Corp.	4,626	41
*	Select Energy Services Inc. Class A	6,802	40
	Equitrans Midstream Corp.	4,787	39
*	Newpark Resources Inc.	18,908	38
*	Montage Resources Corp.	6,205	38
	Antero Midstream Corp.	7,702	37
	CVR Energy Inc.	1,791	36
*	KLX Energy Services Holdings Inc.	23,852	35
*	REX American Resources Corp.	522	31
*	Talos Energy Inc.	2,508	30
*	Frank’s International NV	11,515	26
*	Tidewater Inc.	5,409	26
	Archrock Inc.	3,894	25
*	Ring Energy Inc.	18,439	22
	SunCoke Energy Inc.	6,372	22
	PBF Energy Inc. Class A	1,771	19
*	Bonanza Creek Energy Inc.	1,083	18
*	Matrix Service Co.	1,546	17
*	Contura Energy Inc.	3,609	14
*	FTS International Inc.	2,187	13
*	Altus Midstream Co. Class A	18,983	13
*	Par Pacific Holdings Inc.	1,184	11
*	Seadrill Ltd.	20,856	10
*	Noble Corp. plc	50,286	6
			1,128
Financial Services (32.9%)
	Moody’s Corp.	1,265	338
	Prologis Inc.	3,031	277
	Intercontinental Exchange Inc.	2,361	230
	Aflac Inc.	6,256	228

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Allstate Corp.	2,331	228
	Marsh & McLennan Cos. Inc.	2,115	224
	Aon plc Class A	1,114	219
	Equity Residential	3,135	190
	Capital One Financial Corp.	2,783	189
	Public Storage	850	172
	Travelers Cos. Inc.	1,594	171
	Chubb Ltd.	1,388	169
	Prudential Financial Inc.	2,565	156
	Welltower Inc.	3,051	155
	Bank of New York Mellon Corp.	4,043	150
	Crown Castle International Corp.	870	150
	Equinix Inc.	212	148
	Progressive Corp.	1,899	148
	American International Group Inc.	3,762	113
	BlackRock Inc.	211	112
	S&P Global Inc.	304	99
	Truist Financial Corp.	2,619	96
	RLI Corp.	1,181	93
	Brown & Brown Inc.	2,319	93
	PNC Financial Services Group Inc.	774	88
	Service Properties Trust	12,927	87
	Glacier Bancorp Inc.	2,112	87
	CME Group Inc.	472	86
	Commerce Bancshares Inc.	1,329	85
	MetLife Inc.	2,322	84
	PacWest Bancorp	4,803	83
	CIT Group Inc.	4,368	79
	CNA Financial Corp.	2,565	78
	First Industrial Realty Trust Inc.	2,003	76
	Healthcare Realty Trust Inc.	2,441	75
	First Citizens BancShares Inc. Class A	193	74
	PS Business Parks Inc.	536	72
	Trustmark Corp.	2,994	71
	Janus Henderson Group plc	3,284	71
	Morningstar Inc.	431	66
	First Financial Bankshares Inc.	2,149	66
	United Bankshares Inc.	2,249	65
	Hancock Whitney Corp.	2,912	63
	East West Bancorp Inc.	1,777	62
	Community Bank System Inc.	1,043	62
*	Arch Capital Group Ltd.	2,188	62
	American National Insurance Co.	819	62
	Simon Property Group Inc.	1,065	61
	Equity Commonwealth	1,820	61
	Rayonier Inc.	2,501	59
	JBG SMITH Properties	1,997	59
	Stifel Financial Corp.	1,225	58
	Primerica Inc.	514	58
	BOK Financial Corp.	1,108	56
	Hersha Hospitality Trust Class A	10,955	55
	Erie Indemnity Co. Class A	303	55
	Lamar Advertising Co. Class A	811	54
*	Bancorp Inc.	6,108	54
	Globe Life Inc.	694	53
	Selective Insurance Group Inc.	1,019	53
	Valley National Bancorp	6,628	53
	Mid-America Apartment Communities Inc.	452	53
	Umpqua Holdings Corp.	4,574	52
	SEI Investments Co.	959	52
	FNB Corp.	6,970	52
	Rexford Industrial Realty Inc.	1,296	52
	Hanover Insurance Group Inc.	511	51
	Pinnacle Financial Partners Inc.	1,278	51
	Sterling Bancorp	4,112	51
	Bank OZK	2,240	50
	Bank of Hawaii Corp.	777	50
*	Enstar Group Ltd.	350	50
	EastGroup Properties Inc.	422	49
	Alleghany Corp.	94	48
	Loews Corp.	1,450	48
	Kemper Corp.	744	47
*	Markel Corp.	52	47
	Apple Hospitality REIT Inc.	4,440	45
	Heritage Insurance Holdings Inc.	3,539	44
	Radian Group Inc.	2,787	44
*	INTL. FCStone Inc.	864	44
	First American Financial Corp.	845	43
	Old Republic International Corp.	2,714	42
	American Financial Group Inc.	702	42
	Prosperity Bancshares Inc.	645	42
	Hudson Pacific Properties Inc.	1,698	41
*	Donnelley Financial Solutions Inc.	4,900	40
	FirstCash Inc.	572	40
*	Columbia Financial Inc.	2,822	40

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Safety Insurance Group Inc.	520	40
	Camden Property Trust	428	39
	Fidelity National Financial Inc.	1,210	39
*	Cushman & Wakefield plc	3,687	38
	Essent Group Ltd.	1,119	37
	Santander Consumer USA Holdings Inc.	2,229	37
	ConnectOne Bancorp Inc.	2,513	37
*	St. Joe Co.	1,869	36
	American Campus Communities Inc.	1,106	36
	Webster Financial Corp.	1,262	36
*	Cannae Holdings Inc.	968	36
	Curo Group Holdings Corp.	5,267	35
	Cohen & Steers Inc.	551	35
	Hanmi Financial Corp.	3,828	35
	First Hawaiian Inc.	1,989	34
	TFS Financial Corp.	2,210	34
	Heritage Financial Corp.	1,776	34
*	Credit Acceptance Corp.	91	34
	Assured Guaranty Ltd.	1,292	34
	Interactive Brokers Group Inc.	768	33
	Highwoods Properties Inc.	849	33
	AMERISAFE Inc.	529	32
	Global Medical REIT Inc.	3,017	32
	UMH Properties Inc.	2,584	32
	Cullen/Frost Bankers Inc.	422	32
	Lakeland Financial Corp.	749	32
	Reinsurance Group of America Inc. Class A	352	32
	NBT Bancorp Inc.	1,014	32
	Douglas Emmett Inc.	1,078	32
	Popular Inc.	794	31
	HCI Group Inc.	699	31
	Tompkins Financial Corp.	479	31
	New Senior Investment Group Inc.	10,592	31
	Eaton Vance Corp.	850	31
	Lakeland Bancorp Inc.	2,726	30
	Heritage Commerce Corp.	3,658	30
	Getty Realty Corp.	1,113	30
	Duke Realty Corp.	855	30
	Federal Agricultural Mortgage Corp. Class C	459	29
	SLM Corp.	3,853	29
*	Howard Hughes Corp.	576	29
	Lazard Ltd. Class A	1,063	29
	Axis Capital Holdings Ltd.	760	29
	BancFirst Corp.	746	28
	Synovus Financial Corp.	1,481	28
	TriCo Bancshares	995	28
	Independent Bank Corp.	2,023	28
	Kilroy Realty Corp.	484	28
	Universal Health Realty Income Trust	294	27
*	TriState Capital Holdings Inc.	1,820	27
	Equitable Holdings Inc.	1,420	27
	Allegiance Bancshares Inc.	1,054	27
	Capitol Federal Financial Inc.	2,299	27
	Nelnet Inc. Class A	546	27
	Park National Corp.	354	27
	Alexander’s Inc.	101	26
	Southside Bancshares Inc.	930	26
	CatchMark Timber Trust Inc. Class A	3,340	26
	Bryn Mawr Bank Corp.	940	26
	OneMain Holdings Inc	1,118	26
	Investors Real Estate Trust	367	26
	Westamerica BanCorp	441	26
*	EZCORP Inc. Class A	5,030	26
	ServisFirst Bancshares Inc.	731	26
	City Holding Co.	401	25
	Brightsphere Investment Group Inc.	3,020	25
	National General Holdings Corp.	1,242	25
	James River Group Holdings Ltd.	651	25
	Banner Corp.	670	25
	Life Storage Inc.	257	25
*	Greenlight Capital Re Ltd. Class A	3,454	25
	FB Financial Corp.	1,058	25
	American Homes 4 Rent Class A	983	25
	Gaming and Leisure Properties Inc.	717	25
	Towne Bank	1,305	25
	Preferred Bank	652	25
	Sculptor Capital Management Inc. Class A	1,930	24
	PJT Partners Inc.	436	24
	Ashford Hospitality Trust Inc.	34,553	24
	Community Healthcare Trust Inc.	654	24
	Franklin Street Properties Corp.	4,448	24
	Western Alliance Bancorp	621	24
	HomeStreet Inc.	994	24
	CoreSite Realty Corp.	187	23
	Credicorp Ltd.	169	23
	Dime Community Bancshares Inc.	1,613	23
	Meridian Bancorp Inc.	2,008	23
	CubeSmart	810	23

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Ryman Hospitality Properties Inc.	668	23
	CorePoint Lodging Inc.	5,763	23
	Horace Mann Educators Corp.	613	22
*	CBRE Group Inc. Class A	509	22
	Univest Financial Corp.	1,350	22
	Jefferies Financial Group Inc.	1,496	22
*	Watford Holdings Ltd.	1,438	21
	First Busey Corp.	1,184	21
	Saul Centers Inc.	696	21
	Pebblebrook Hotel Trust	1,539	21
	First Bancorp	818	21
	United Fire Group Inc.	769	21
	Live Oak Bancshares Inc.	1,521	21
	Preferred Apartment Communities Inc. Class A	2,900	20
	Bank of NT Butterfield & Son Ltd.	826	20
	National Retail Properties Inc.	642	20
	Wintrust Financial Corp.	475	20
*	Triumph Bancorp Inc.	818	20
	LPL Financial Holdings Inc.	281	20
	National Western Life Group Inc. Class A	100	20
*	I3 Verticals Inc. Class A	667	19
	Diamond Hill Investment Group Inc.	183	19
	WesBanco Inc.	896	19
*	Marcus & Millichap Inc.	674	19
	S&T Bancorp Inc.	820	18
	Federal Realty Investment Trust	227	18
	Kearny Financial Corp.	2,098	18
	Hamilton Lane Inc. Class A	242	18
	EPR Properties	559	18
	Unum Group	1,159	18
	Boston Private Financial Holdings Inc.	2,425	17
	National Bank Holdings Corp. Class A	633	17
	OceanFirst Financial Corp.	989	17
	MGIC Investment Corp.	1,960	16
	Sabra Health Care REIT Inc.	1,151	16
	Sandy Spring Bancorp Inc.	635	15
	Gladstone Commercial Corp.	845	15
	Enterprise Financial Services Corp.	511	15
	Independent Bank Corp.	216	15
	Heartland Financial USA Inc.	465	15
*	Focus Financial Partners Inc. Class A	529	15
	Banc of California Inc.	1,322	14
	Central Pacific Financial Corp.	898	14
	Independence Realty Trust Inc.	1,453	14
	Brookline Bancorp Inc.	1,545	14
	RMR Group Inc. Class A	528	14
	Provident Financial Services Inc.	1,061	14
	Employers Holdings Inc.	458	14
	Armada Hoffler Properties Inc.	1,583	14
	Chatham Lodging Trust	1,960	13
	City Office REIT Inc.	1,329	12
*	LendingClub Corp.	2,298	12
*	Customers Bancorp Inc.	1,028	11
	NexPoint Residential Trust Inc.	341	11
	International Bancshares Corp.	354	11
*	CBL & Associates Properties Inc.	36,121	11
	Vornado Realty Trust	287	10
	Retail Value Inc.	869	10
*	Enova International Inc.	689	10
	Argo Group International Holdings Ltd.	316	10
	Berkshire Hills Bancorp Inc.	815	9
	Renasant Corp.	365	9
	American Finance Trust Inc.	1,106	8
	OFG Bancorp	628	8
	First Commonwealth Financial Corp.	857	7
	Sun Communities Inc.	51	7
	CorEnergy Infrastructure Trust Inc.	605	6
			11,590
Health Care (13.4%)
	Stryker Corp.	1,376	269
	Zoetis Inc.	1,485	207
	HCA Healthcare Inc.	1,780	190
*	Edwards Lifesciences Corp.	566	127
*	Translate Bio Inc.	6,028	125
*	Vertex Pharmaceuticals Inc.	388	112
*	Allogene Therapeutics Inc.	2,221	107
*	Boston Scientific Corp.	2,621	100
*	Neogen Corp.	1,121	80
	Baxter International Inc.	852	77
*	Akebia Therapeutics Inc.	6,125	71
	Bio-Techne Corp.	263	70
*	Arcus Biosciences Inc.	2,219	70
*	Y-mAbs Therapeutics Inc.	1,729	66
*	Syneos Health Inc.	1,015	62
*	Catalent Inc.	796	62
*	Horizon Therapeutics plc	1,211	61

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
*	NGM Biopharmaceuticals Inc.	3,023	60
*	Quanterix Corp.	2,135	59
*	Globus Medical Inc.	1,026	56
*	Cytokinetics Inc.	2,628	54
*	OrthoPediatrics Corp.	1,124	52
*	Integra LifeSciences Holdings Corp.	978	51
	Bruker Corp.	1,171	51
*	Blueprint Medicines Corp.	736	48
	PerkinElmer Inc.	451	45
*	Option Care Health Inc.	2,974	45
*	Marinus Pharmaceuticals Inc.	17,708	45
*	Geron Corp.	27,103	44
*	Fluidigm Corp.	9,908	43
	National Research Corp.	760	43
*	Charles River Laboratories International Inc.	238	43
*	Odonate Therapeutics Inc.	1,286	42
*	Alnylam Pharmaceuticals Inc.	309	42
	Chemed Corp.	86	41
*	Molecular Templates Inc.	2,605	40
*	RadNet Inc.	2,349	40
*	Kadmon Holdings Inc.	8,611	38
*	Surgery Partners Inc.	2,845	38
*	Theravance Biopharma Inc.	1,452	37
*	SI-BONE Inc.	2,087	36
*	Rubius Therapeutics Inc.	5,624	36
	Hill-Rom Holdings Inc.	356	36
*	Alkermes plc	2,140	35
*	OraSure Technologies Inc.	2,403	35
*	BioSpecifics Technologies Corp.	557	35
*	Principia Biopharma Inc.	537	34
*	Sientra Inc.	8,653	34
*	Rhythm Pharmaceuticals Inc.	1,712	33
*	VBI Vaccines Inc.	15,213	33
	National HealthCare Corp.	492	33
*	Providence Service Corp.	398	32
*	Novocure Ltd.	472	32
*	CorVel Corp.	466	32
*	FibroGen Inc.	943	32
*	Rocket Pharmaceuticals Inc.	1,647	31
*	CytomX Therapeutics Inc.	3,440	30
*	AtriCure Inc.	631	30
*	Amphastar Pharmaceuticals Inc.	1,607	30
*	MeiraGTx Holdings plc	2,005	30
*	Denali Therapeutics Inc.	1,044	29
*	Hanger Inc.	1,580	29
*	Agenus Inc.	7,775	29
*	Zynex Inc.	1,454	28
*	Homology Medicines Inc.	1,978	28
*	HealthStream Inc.	1,230	28
*	Five Prime Therapeutics Inc.	5,282	28
*	Ocular Therapeutix Inc.	3,920	28
*	Affimed NV	7,852	26
*	BioDelivery Sciences International Inc.	5,306	25
	LeMaitre Vascular Inc.	940	25
*	Abeona Therapeutics Inc.	7,634	25
*	PRA Health Sciences Inc.	240	25
*	Kodiak Sciences Inc.	381	25
*	Cerus Corp.	3,938	24
*	Vapotherm Inc.	913	24
*	Triple-S Management Corp. Class B	1,211	24
*	Meridian Bioscience Inc.	1,537	24
*	LivaNova plc	441	24
*	IntriCon Corp.	1,637	23
*	Eidos Therapeutics Inc.	467	23
*	CryoLife Inc.	967	22
*	Antares Pharma Inc.	7,586	22
*	KalVista Pharmaceuticals Inc.	1,906	21
*	Seattle Genetics Inc.	135	21
*	PDL BioPharma Inc.	6,384	21
*	ADMA Biologics Inc.	6,064	20
*	Kura Oncology Inc.	1,165	20
*	BioLife Solutions Inc.	1,209	20
*	Avrobio Inc.	982	20
*	Tricida Inc.	739	20
*	GlycoMimetics Inc.	7,007	20
*	Paratek Pharmaceuticals Inc.	4,443	20
*	Senseonics Holdings Inc.	41,288	19
*	Heska Corp.	216	19
*	Prothena Corp. plc	1,747	19
*	Assertio Holdings Inc.	18,837	19
*	Assembly Biosciences Inc.	941	18
*	Akcea Therapeutics Inc.	1,176	18
*	Precision BioSciences Inc.	2,472	17
*	Pieris Pharmaceuticals Inc.	4,749	17
*	Ionis Pharmaceuticals Inc.	289	16
*	Alphatec Holdings Inc.	3,135	14
*	UroGen Pharma Ltd.	569	13
*	Surmodics Inc.	346	13
*	AngioDynamics Inc.	1,248	13
*	Arvinas Inc.	354	12
*	NextGen Healthcare Inc.	1,139	12
	Invacare Corp.	1,894	12
*	CorMedix Inc.	2,619	12
*	Conformis Inc.	11,470	11
*	MannKind Corp.	7,210	11
	Phibro Animal Health Corp. Class A	398	10
*	Accelerate Diagnostics Inc.	1,233	10
*	Lexicon Pharmaceuticals Inc.	4,947	9

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
*	Acorda Therapeutics Inc.	11,248	8
*	Cutera Inc.	611	8
*	Krystal Biotech Inc.	146	8
*	Codexis Inc.	584	7
*	ZIOPHARM Oncology Inc.	2,412	7
*	Evofem Biosciences Inc.	734	4
			4,719
Materials & Processing (6.9%)
	Air Products and Chemicals
	Inc.	963	233
	Trane Technologies plc	1,963	177
	Ecolab Inc.	816	173
	NewMarket Corp.	243	106
	Linde plc	379	77
	Silgan Holdings Inc.	2,275	76
	Sonoco Products Co.	1,221	63
	Dow Inc.	1,632	63
	Timken Co.	1,441	61
*	Kraton Corp.	3,950	60
*	RBC Bearings Inc.	401	56
	Reliance Steel & Aluminum Co.	568	55
	Chase Corp.	534	53
	MDU Resources Group Inc.	2,403	52
	Kronos Worldwide Inc.	4,702	46
	GrafTech International Ltd.	6,654	46
	Royal Gold Inc.	340	45
	RPM International Inc.	575	43
	Westlake Chemical Corp.	798	38
	Scotts Miracle-Gro Co.	262	37
	Haynes International Inc.	1,620	37
*	Ingevity Corp.	694	37
*	AdvanSix Inc.	3,061	36
*	Cornerstone Building Brands Inc.	6,686	36
	Griffon Corp.	2,134	36
	Gold Resource Corp.	8,746	34
*	TimkenSteel Corp.	9,429	33
	Stepan Co.	338	33
*	Koppers Holdings Inc.	1,825	30
*	Forterra Inc.	3,163	28
	WR Grace & Co.	514	27
	AAON Inc.	491	27
*	Novagold Resources Inc.	2,718	26
	Huntsman Corp.	1,411	26
*	Univar Solutions Inc.	1,621	25
	Innospec Inc.	311	24
	PH Glatfelter Co.	1,433	22
	Materion Corp.	414	22
*	Clearwater Paper Corp.	745	22
	Armstrong World Industries Inc.	279	21
	Orion Engineered Carbons SA	1,882	21
	Ashland Global Holdings Inc.	309	21
	Myers Industries Inc.	1,488	20
	Minerals Technologies Inc.	400	20
*	Gibraltar Industries Inc.	442	19
	Mueller Industries Inc.	705	19
	Quanex Building Products Corp.	1,508	19
	Watsco Inc.	104	18
	Rayonier Advanced Materials Inc.	8,290	18
*	Verso Corp.	977	14
*	Trex Co. Inc.	114	14
	Sealed Air Corp.	402	13
	Neenah Inc.	249	13
	Eagle Materials Inc.	182	12
*	BlueLinx Holdings Inc.	1,742	12
	Avery Dennison Corp.	85	9
	Acuity Brands Inc.	104	9
	Mueller Water Products Inc. Class A	943	9
			2,422
Producer Durables (16.6%)
	Illinois Tool Works Inc.	1,895	327
	Roper Technologies Inc.	817	322
	Eaton Corp. plc	2,791	237
	Paychex Inc.	3,185	230
	Waste Management Inc.	1,978	211
	Emerson Electric Co.	3,195	195
	General Dynamics Corp.	1,241	182
	Johnson Controls International plc	4,768	150
	Accenture plc Class A	662	133
	MSA Safety Inc.	854	102
	CoreLogic Inc.	1,766	87
	Nordson Corp.	445	84
	ADT Inc.	11,415	81
*	Paylocity Holding Corp.	598	78
*	TriNet Group Inc.	1,261	68
*	Teledyne Technologies Inc.	173	65
	nVent Electric plc	3,476	64
*	Gates Industrial Corp. plc	6,225	63
	Donaldson Co. Inc.	1,313	62
	Helios Technologies Inc.	1,691	60
	Tetra Tech Inc.	758	60
	Littelfuse Inc.	362	59
	Graco Inc.	1,215	59
*	Covenant Transportation Group Inc. Class A	4,408	56
	Crane Co.	926	52
*	Aecom	1,320	51
	CRA International Inc.	1,231	50
*	Modine Manufacturing Co.	8,834	47
	Lincoln Electric Holdings Inc.	568	47

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
*	Construction Partners Inc. Class A	2,591	46
*	Vectrus Inc.	763	42
*	Trimble Inc.	1,067	42
*	Generac Holdings Inc.	374	42
	BWX Technologies Inc.	653	41
	TTEC Holdings Inc.	937	40
	EMCOR Group Inc.	618	39
*	Napco Security Technologies Inc.	1,700	39
	ITT Inc.	665	38
	CSW Industrials Inc.	522	37
*	CryoPort Inc.	1,514	37
*	Clean Harbors Inc.	618	37
	Marten Transport Ltd.	1,421	36
*	Titan Machinery Inc.	3,455	36
*	Lydall Inc.	3,330	36
*	Diamond S Shipping Inc.	3,210	35
	Luxfer Holdings plc	2,467	34
	Otter Tail Corp.	800	34
*	Forrester Research Inc.	1,081	34
	Hyster-Yale Materials Handling Inc.	894	33
	Air Lease Corp. Class A	1,083	33
	Ennis Inc.	1,808	32
*	AerCap Holdings NV	996	32
*	CBIZ Inc.	1,412	32
	Advanced Emissions Solutions Inc.	6,302	32
	International Seaways Inc.	1,373	31
*	FARO Technologies Inc.	551	31
	ArcBest Corp.	1,352	30
*	Great Lakes Dredge & Dock Corp.	3,212	30
	Columbus McKinnon Corp.	959	29
	Kelly Services Inc. Class A	1,943	29
*	MYR Group Inc.	1,002	29
*	Sykes Enterprises Inc.	1,044	28
*	Ingersoll Rand Inc.	1,001	28
*	Aegion Corp. Class A	1,846	28
	Deere & Co.	182	28
	Encore Wire Corp.	551	27
	Norfolk Southern Corp.	148	26
	Douglas Dynamics Inc.	716	26
	Franklin Electric Co. Inc.	514	26
	Tennant Co.	394	25
*	Huron Consulting Group Inc.	534	25
	REV Group Inc.	4,033	25
	Xylem Inc.	369	24
*	TriMas Corp.	1,033	24
*	Sensata Technologies Holding plc	684	24
*	Teekay Corp.	8,221	24
*	Kirby Corp.	468	24
*	Ducommun Inc.	743	24
	ESCO Technologies Inc.	289	24
	Wabash National Corp.	2,497	24
	Raven Industries Inc.	1,109	24
*	Thermon Group Holdings Inc.	1,465	23
*	Willdan Group Inc.	953	23
	Astec Industries Inc.	548	23
	Insperity Inc.	448	23
	Hubbell Inc. Class B	189	23
	FLIR Systems Inc.	490	23
	Landstar System Inc.	193	22
*	Sterling Construction Co. Inc.	2,450	22
	Resources Connection Inc.	1,974	22
*	Herc Holdings Inc.	752	21
	Pentair plc	542	21
	Brink’s Co.	528	21
	Barrett Business Services Inc.	406	21
	ManpowerGroup Inc.	295	20
	Costamare Inc.	4,433	20
*	Axon Enterprise Inc.	265	20
	Primoris Services Corp.	1,206	20
	Automatic Data Processing Inc.	135	20
	EnPro Industries Inc.	430	19
*	SEACOR Holdings Inc.	708	19
	McGrath RentCorp	339	19
	Carlisle Cos. Inc.	151	18
*	Echo Global Logistics Inc.	862	18
	MAXIMUS Inc.	244	18
	SFL Corp. Ltd.	1,761	17
	Genco Shipping & Trading Ltd.	3,641	17
*	Mesa Air Group Inc.	5,234	17
*	BrightView Holdings Inc.	1,241	17
	Kforce Inc.	556	17
	GasLog Ltd.	4,874	17
	Kadant Inc.	168	16
*	DXP Enterprises Inc.	917	16
*	Air Transport Services Group Inc.	730	16
	AGCO Corp.	284	16
	Macquarie Infrastructure Corp.	532	15
	Matson Inc.	521	15
	Standex International Corp.	275	15
	ACCO Brands Corp.	2,230	14
*	ExlService Holdings Inc.	224	14
*	CAI International Inc.	703	13
	Quad/Graphics Inc.	4,639	13
*	TrueBlue Inc.	840	13
*	Manitowoc Co. Inc.	1,378	13
	US Ecology Inc.	360	12
	Heartland Express Inc.	483	11
	AZZ Inc.	329	10
	Scorpio Bulkers Inc.	592	10

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Toro Co.	141	10
	Flowserve Corp.	376	10
	HNI Corp.	384	10
	Knoll Inc.	925	10
	Woodward Inc.	141	10
	Briggs & Stratton Corp.	5,716	9
*	YRC Worldwide Inc.	5,912	9
	Kaman Corp.	206	8
*	Team Inc.	1,595	8
	RR Donnelley & Sons Co.	7,044	8
	Enerpac Tool Group Corp. Class A	416	7
	Teekay Tankers Ltd. Class A	381	7
			5,857
Technology (9.2%)
	TE Connectivity Ltd.	2,793	227
	Analog Devices Inc.	918	104
	Pegasystems Inc.	855	81
	L3Harris Technologies Inc.	383	76
	VirnetX Holding Corp.	11,018	73
*	Silicon Laboratories Inc.	735	69
*	Manhattan Associates Inc.	753	67
	Dolby Laboratories Inc. Class A	1,048	64
*	Ceridian HCM Holding Inc.	915	63
	Simulations Plus Inc.	1,242	63
	SYNNEX Corp.	587	63
	National Instruments Corp.	1,586	61
	Ubiquiti Inc.	321	59
*	Black Knight Inc.	755	58
	Cognizant Technology Solutions Corp. Class A	1,060	56
	Perspecta Inc.	2,408	53
	Maxar Technologies Inc.	3,295	50
*	Nuance Communications Inc.	2,158	49
	PC Connection Inc.	1,129	49
*	ACI Worldwide Inc.	1,765	49
*	Qualys Inc.	409	47
	MKS Instruments Inc.	414	44
*	Telenav Inc.	8,810	44
*	Casa Systems Inc.	9,972	43
	Cognex Corp.	764	43
*	SolarWinds Corp.	2,295	42
	QAD Inc. Class A	919	42
*	Verint Systems Inc.	900	42
	Science Applications International Corp.	469	41
*	Avid Technology Inc.	5,709	40
	Monolithic Power Systems Inc.	187	39
	Blackbaud Inc.	653	38
*	CEVA Inc.	1,085	37
*	RealPage Inc.	551	37
*	Model N Inc.	1,147	37
*	OneSpan Inc.	1,793	37
*	Cornerstone OnDemand Inc.	922	36
*	Harmonic Inc.	6,568	35
*	EPAM Systems Inc.	151	35
*	Endurance International Group Holdings Inc.	9,518	34
	Avnet Inc.	1,231	34
*	A10 Networks Inc.	4,902	33
*	MaxLinear Inc.	1,906	33
*	Axcelis Technologies Inc.	1,225	33
*	Agilysys Inc.	1,701	33
*	Mercury Systems Inc.	360	32
*	J2 Global Inc.	410	32
*	Akoustis Technologies Inc.	4,257	32
*	Arrow Electronics Inc.	451	31
	ADTRAN Inc.	2,726	31
	Cohu Inc.	2,061	31
*	NCR Corp.	1,679	30
	CTS Corp.	1,311	28
*	comScore Inc.	7,292	28
*	FormFactor Inc.	1,087	27
*	Synchronoss Technologies Inc.	10,015	27
*	ViaSat Inc.	605	26
*	PAR Technology Corp.	1,008	25
*	Aspen Technology Inc.	236	25
*	MobileIron Inc.	5,476	25
*	Immersion Corp.	3,579	24
*	CalAmp Corp.	3,027	23
*	Photronics Inc.	1,941	23
*	Inovalon Holdings Inc. Class A	1,224	23
*	Amkor Technology Inc.	2,130	23
*	Coherent Inc.	139	20
	Jabil Inc.	673	20
*	Limelight Networks Inc.	3,681	18
*	Arlo Technologies Inc.	8,210	18
*	Veeco Instruments Inc.	1,544	18
*	ScanSource Inc.	733	18
*	IPG Photonics Corp.	116	18
	Methode Electronics Inc.	520	16
*	nLight Inc.	754	16
	NIC Inc.	670	16
*	Zix Corp.	2,377	16
*	SecureWorks Corp. Class A	1,084	15
*	Mitek Systems Inc.	1,545	15
	Entegris Inc.	231	14
*	ePlus Inc.	183	14
	Comtech Telecommunications Corp.	704	13
*	Intelligent Systems Corp.	378	12
*	Virtusa Corp.	335	10
*	Digimarc Corp.	536	9
*	Teradata Corp.	358	8
			3,243

U.S. Liquidity Factor ETF

Market
Value•
Shares	($000)
Utilities (4.8%)
Public Service Enterprise Group Inc.	4,187	214
Xcel Energy Inc.	2,047	133
American Electric Power Co. Inc.	1,349	115
Sempra Energy	858	108
Southern Co.	1,788	102
ONE Gas Inc.	997	84
Avangrid Inc.	1,641	73
Spire Inc.	995	73
*	GCI Liberty Inc. Class A	960	66
PNM Resources Inc.	1,555	63
NorthWestern Corp.	992	60
*	WideOpenWest Inc.	8,702	57
Southwest Gas Holdings Inc.	727	55
New Jersey Resources Corp.	1,569	55
ALLETE Inc.	909	53
ATN International Inc.	777	46
Middlesex Water Co.	673	46
*	Anterix Inc.	834	45
Ormat Technologies Inc.	610	44
IDACORP Inc.	393	37
Portland General Electric Co.	663	31
*	ORBCOMM Inc.	10,819	30
Black Hills Corp.	477	29
Unitil Corp.	596	29
National Fuel Gas Co.	619	26
Shenandoah Telecommunications Co.	434	23
Dominion Energy Inc.	156	13
1,710
Total Common Stocks (Cost $39,017)	35,015
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1	Vanguard Market Liquidity Fund, 0.307% (Cost $270)	2,705	270
Total Investments (100.1%) (Cost $39,287)	35,285
Other Asset and Liabilities—Net (-0.1%)[2]	(20)
Net Assets (100%)	35,265

Cost is in $000.

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Cash of $17,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	1		152	29
Micro E-mini S&P 500 Index	June 2020	1		15	3
					32

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,017)	35,015
Affiliated Issuers (Cost $270)	270
Total Investments in Securities	35,285
Investment in Vanguard	2
Cash Collateral Pledged—Futures Contracts	17
Receivables for Accrued Income	45
Variation Margin Receivable—Futures Contracts	—
Total Assets	35,349
Liabilities
Payables for Investment Securities Purchased	82
Payables to Vanguard	2
Total Liabilities	84
Net Assets	35,265

At May 31, 2020, net assets consisted of:

Paid-in Capital	39,376
Total Distributable Earnings (Loss)	(4,111)
Net Assets	35,265

Net Assets
Applicable to 475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,265
Net Asset Value Per Share	$74.24

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends	359
Interest[1]	3
Total Income	362
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	23
Marketing and Distribution	—
Custodian Fees	1
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Total Expenses	25
Net Investment Income	337
Realized Net Gain (Loss)
Investment Securities Sold[1]	1
Futures Contracts	(31)
Realized Net Gain (Loss)	(30)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(6,490)
Futures Contracts	25
Change in Unrealized Appreciation (Depreciation)	(6,465)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,158)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	337	408
Realized Net Gain (Loss)	(30)	(219)
Change in Unrealized Appreciation (Depreciation)	(6,465)	2,624
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,158)	2,813
Distributions[1]
Total Distributions	(371)	(303)
Capital Share Transactions
Issued	2,195	27,038
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,458)	(4,140)
Net Increase (Decrease) from Capital Share Transactions	737	22,898
Total Increase (Decrease)	(5,792)	25,408
Net Assets
Beginning of Period	41,057	15,649
End of Period	35,265	41,057
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Financial Highlights

	Six Months	Year	Feb. 13,
	Ended	Ended	2018[1] to
	May 31,	Nov. 30,	Nov. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$86.44	$78.25	$75.00
Investment Operations
Net Investment Income[2]	.694	1.310	1.010
Net Realized and Unrealized Gain (Loss) on Investments	(12.129)	8.047	2.834
Total from Investment Operations	(11.435)	9.357	3.844
Distributions
Dividends from Net Investment Income	(.765)	(1.167)	(.594)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.765)	(1.167)	(.594)
Net Asset Value, End of Period	$74.24	$86.44	$78.25

Total Return	–13.19%	12.14%	5.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35	$41	$16
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%[3]	0.13%[4,5]
Ratio of Net Investment Income to Average Net Assets	1.81%	1.62%	1.58%[5]
Portfolio Turnover Rate	22%	49%	20%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

4	The ratio of total expenses to average net assets before an expense reduction of 0.02% was 0.15%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.

5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Notes to Financial Statements

Vanguard U.S. Liquidity Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2018–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Liquidity Factor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

U.S. Liquidity Factor ETF

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D.   As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	39,287
Gross Unrealized Appreciation	3,120
Gross Unrealized Depreciation	(7,090)
Net Unrealized Appreciation (Depreciation)	(3,970)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $229,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended May 31, 2020, the fund purchased $8,869,000 of investment securities and sold $8,169,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	25	325
Issued in Lieu of Cash Distributions	—	—
Redeemed	(25)	(50)
Net Increase (Decrease) in Shares Outstanding	—	275

U.S. Liquidity Factor ETF

At May 31, 2020, one shareholder, a subsidiary of Vanguard, was the record or beneficial owner of 53% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

U.S. Minimum Volatility ETF

Fund Allocation

As of May 31, 2020

Consumer Discretionary	10.8%
Consumer Staples	9.7
Energy	1.1
Financial Services	16.9
Health Care	19.9
Materials & Processing	3.0
Producer Durables	6.7
Technology	18.6
Utilities	13.3

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors ("RGS"), except for the "Other" category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

U.S. Minimum Volatility ETF

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.9%)
Consumer Discretionary (10.7%)
*	Dollar Tree Inc.	17,737	1,736
	Walmart Inc.	12,082	1,499
	Service Corp. International	29,921	1,180
	Cable One Inc.	625	1,179
*	Murphy USA Inc.	9,891	1,148
	Dollar General Corp.	3,517	673
*	Liberty Media Corp-Liberty Braves Class C	26,772	588
*	Liberty Media Corp-Liberty SiriusXM Class A	8,204	299
	Target Corp.	2,361	289
*	Liberty Media Corp-Liberty Braves	11,616	262
*	Daily Journal Corp.	677	190
	National Presto Industries Inc.	2,052	185
*	Madison Square Garden Entertainment Corp. Class A	1,328	105
	Walt Disney Co.	774	91
*	Bright Horizons Family Solutions Inc.	686	77
*	Charter Communications Inc. Class A	117	64
*	ServiceMaster Global Holdings Inc.	1,148	38
	Omnicom Group Inc.	531	29
	Winmark Corp.	136	19
*	Liberty Media Corp-Liberty SiriusXM Rights Exp. 06/05/2020	770	8
			9,659
Consumer Staples (9.6%)
	Flowers Foods Inc.	62,717	1,479
	Hershey Co.	9,423	1,278
	Weis Markets Inc.	14,652	817
	Procter & Gamble Co.	6,553	760
	Lancaster Colony Corp.	4,303	660
	Hormel Foods Corp.	13,060	638
	McCormick & Co. Inc.	3,391	594
^	Tootsie Roll Industries Inc.	16,519	588
	Fresh Del Monte Produce Inc.	17,217	429
	Church & Dwight Co. Inc.	5,606	421
	Colgate-Palmolive Co.	5,074	367
	John B Sanfilippo & Son Inc.	3,297	287
	PetMed Express Inc.	4,192	151
	J&J Snack Foods Corp.	1,043	134
*	Sprouts Farmers Market Inc.	1,942	49
*	HF Foods Group Inc.	3,507	25
	Village Super Market Inc. Class A	870	21
			8,698
Energy (1.1%)

*	REX American Resources
	Corp.	6,033	354
	Kinder Morgan Inc.	17,022	269
*	Par Pacific Holdings Inc.	28,856	268
*	Frank’s International NV	25,083	56
			947
Financial Services (16.7%)
	Jack Henry & Associates Inc.	8,265	1,495
	Equity Commonwealth	41,439	1,396
	Easterly Government Properties Inc.	54,000	1,354
	Cboe Global Markets Inc.	11,395	1,213
	CME Group Inc.	5,807	1,060
*	Columbia Financial Inc.	70,655	996
	TFS Financial Corp.	49,295	760
	Broadridge Financial Solutions Inc.	6,029	730
	Public Storage	3,323	674
	Cass Information Systems Inc.	15,364	620
	Waterstone Financial Inc.	39,402	587

U.S. Minimum Volatility ETF

			Market
			Value•
		Shares	($000)
	KKR Real Estate Finance Trust Inc.	32,876	532
*	HarborOne Bancorp Inc.	61,726	492
	Blackstone Mortgage Trust Inc. Class A	19,375	457
	Capitol Federal Financial Inc.	37,911	444
	AMERISAFE Inc.	6,332	389
	United Fire Group Inc.	13,009	349
*	Fiserv Inc.	2,588	276
	State Auto Financial Corp.	13,292	265
	Granite Point Mortgage Trust Inc.	51,756	255
	Fidelity National Information Services Inc.	1,418	197
	Apollo Commercial Real Estate Finance Inc.	18,790	155
	Ellington Financial Inc.	11,338	116
	Level One Bancorp Inc.	2,764	52
*	Spirit of Texas Bancshares Inc.	3,924	47
	PCSB Financial Corp.	3,237	43
	Ares Commercial Real Estate Corp.	5,223	39
	Exantas Capital Corp.	18,779	37
	HomeTrust Bancshares Inc.	1,926	30
	MFA Financial Inc.	16,369	28
	Westwood Holdings Group Inc.	1,430	25
	Bank of Princeton	1,003	21
	Cherry Hill Mortgage Investment Corp.	188	2
			15,136
Health Care (19.8%)
*	Regeneron
	Pharmaceuticals Inc.	2,670	1,636
	Johnson & Johnson	10,487	1,560
	Eli Lilly and Co.	10,083	1,542
	Merck & Co. Inc.	18,398	1,485
	Amgen Inc.	6,374	1,464
*	Veeva Systems Inc. Class A	6,595	1,444
	Gilead Sciences Inc.	18,319	1,426
*	HealthStream Inc.	43,258	985
	Cerner Corp.	12,010	876
	National HealthCare Corp.	12,523	840
	Pfizer Inc.	20,471	782
*,^	Athersys Inc.	184,002	535
*	Xencor Inc.	15,879	480
*	Enanta Pharmaceuticals Inc.	8,945	461
*	NextGen Healthcare Inc.	43,060	444
	Medtronic plc	4,362	430
	National Research Corp.	7,244	411
*	Globus Medical Inc.	6,625	362
*	Akero Therapeutics Inc.	12,522	318
*	Arcutis Biotherapeutics Inc.	4,029	135
	Atrion Corp.	203	130
	Phibro Animal Health Corp. Class A	2,652	70
*	OptimizeRx Corp.	3,221	37
			17,853
Materials & Processing (2.9%)
	Newmont Corp.	24,680	1,443
	NewMarket Corp.	2,580	1,125
*	Veritiv Corp.	7,371	92
			2,660
Producer Durables (6.6%)
	Republic Services Inc. Class A	17,106	1,462
	Waste Management Inc.	7,915	845
	Landstar System Inc.	5,801	674
	Accenture plc Class A	3,030	611
	MAXIMUS Inc.	8,256	595
	Ennis Inc.	15,094	269
	Lockheed Martin Corp.	672	261
	Douglas Dynamics Inc.	6,852	250
	Paychex Inc.	3,163	229
	Hackett Group Inc.	15,919	220
	Alamo Group Inc.	1,445	149
*	OSI Systems Inc.	1,669	126
*	Casella Waste Systems Inc.	1,963	100
*	Lawson Products Inc.	2,598	81
	Northrop Grumman Corp.	224	75
	Lindsay Corp.	365	34
	Kimball International Inc. Class B	2,156	24
			6,005
Technology (18.3%)
*	Tyler Technologies Inc.	4,298	1,613
	Citrix Systems Inc.	10,058	1,490
*	Adobe Inc.	3,792	1,466
	Amdocs Ltd.	22,738	1,416
*	Electronic Arts Inc.	10,791	1,326
	Motorola Solutions Inc.	9,522	1,289
	Shutterstock Inc.	32,961	1,250
	Oracle Corp.	21,687	1,166
*	MicroStrategy Inc.	8,680	1,080
	Intuit Inc.	3,358	975
*	Mitek Systems Inc.	73,127	682
	NIC Inc.	22,593	544
*	Altair Engineering Inc. Class A	10,900	426
	QAD Inc. Class A	6,261	286
	Microsoft Corp.	1,458	267
*	Black Knight Inc.	3,097	238
*	EchoStar Corp. Class A	6,600	206
*	Verint Systems Inc.	4,047	188

U.S. Minimum Volatility ETF

		Market
		Value•
	Shares	($000)
* SVMK Inc.	6,887	139
L3Harris Technologies Inc.	566	113
Avnet Inc.	3,826	104
* Inovalon Holdings Inc. Class A	5,001	94
American Software Inc. Class A	4,731	92
* DSP Group Inc.	3,187	57
AstroNova Inc.	2,016	13
		16,520
Utilities (13.2%)
* T-Mobile US Inc.	15,875	1,588
Verizon Communications Inc.	25,946	1,489
Shenandoah Telecommunications Co.	26,148	1,376
SJW Group	14,477	910
American Water Works Co. Inc.	6,423	816
Clearway Energy Inc.	32,726	717
Clearway Energy Inc. Class A	31,202	633
NextEra Energy Inc.	2,271	580
ATN International Inc.	9,186	546
Duke Energy Corp.	5,930	508
*,^ Gogo Inc.	180,613	376
WEC Energy Group Inc.	3,672	337
AT&T Inc.	9,766	301
Eversource Energy	3,530	295
CMS Energy Corp.	4,870	285
Unitil Corp.	5,289	255
American States Water Co.	2,753	226
Xcel Energy Inc.	3,319	216
Avangrid Inc.	4,114	183
Ameren Corp.	1,633	122
Spok Holdings Inc.	8,801	90
Consolidated Edison Inc.	749	56
Consolidated Water Co. Ltd.	1,314	19
		11,924
Total Common Stocks
(Cost $86,094)		89,402
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
[1,2] Vanguard Market Liquidity Fund, 0.307% (Cost $2,885)	28,848	2,885
Total Investments (102.1%)
(Cost $88,979)		92,287
Other Asset and Liabilities—Net (-2.1%)[2,3]		(1,896)
Net Assets (100%)		90,391

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,465,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $1,662,000 was received for securities on loan.
3	Cash of $80,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	3	456	56
E-mini Russell 2000 Index	June 2020	2	139	16
Micro E-mini S&P 500 Index	June 2020	5	76	13
				85

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $86,094)	89,402
Affiliated Issuers (Cost $2,885)	2,885
Total Investments in Securities	92,287
Investment in Vanguard	4
Cash	1
Cash Collateral Pledged—Futures Contracts	80
Receivables for Accrued Income	126
Variation Margin Receivable—Futures Contracts	3
Total Assets	92,501
Liabilities
Payables for Investment Securities Purchased	437
Collateral for Securities on Loan	1,662
Payables to Vanguard	5
Variation Margin Payable—Futures Contracts	6
Total Liabilities	2,110
Net Assets	90,391

At May 31, 2020, net assets consisted of:

Paid-in Capital	97,404
Total Distributable Earnings (Loss)	(7,013)
Net Assets	90,391

Net Assets
Applicable to 1,125,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,391
Net Asset Value Per Share	$80.35

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends	1,112
Interest[1]	5
Securities Lending—Net	16
Total Income	1,133
Expenses
The Vanguard Group—Note B
Investment Advisory Services	23
Management and Administrative	35
Marketing and Distribution	1
Custodian Fees	1
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	64
Net Investment Income	1,069
Realized Net Gain (Loss)
Investment Securities Sold[1]	(10,384)
Futures Contracts	(30)
Realized Net Gain (Loss)	(10,414)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,329)
Futures Contracts	78
Change in Unrealized Appreciation (Depreciation)	(2,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,596)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,069	1,332
Realized Net Gain (Loss)	(10,414)	(270)
Change in Unrealized Appreciation (Depreciation)	(2,251)	5,247
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,596)	6,309
Distributions[1]
Total Distributions	(1,283)	(898)
Capital Share Transactions
Issued	29,188	63,225
Issued in Lieu of Cash Distributions	—	—
Redeemed	(17,018)	—
Net Increase (Decrease) from Capital Share Transactions	12,170	63,225
Total Increase (Decrease)	(709)	68,636
Net Assets
Beginning of Period	91,100	22,464
End of Period	90,391	91,100

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Financial Highlights

	Six Months	Year	Feb. 13,
	Ended	Ended	2018[1] to
	May 31,	Nov. 30,	Nov. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$91.10	$81.69	$75.00
Investment Operations
Net Investment Income[2]	.917	2.632	1.887
Net Realized and Unrealized Gain (Loss) on Investments	(10.517)	8.996	5.677
Total from Investment Operations	(9.600)	11.628	7.564
Distributions
Dividends from Net Investment Income	(1.150)	(2.218)	(.874)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.150)	(2.218)	(.874)
Net Asset Value, End of Period	$80.35	$91.10	$81.69

Total Return	–10.55%	14.58%	10.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90	$91	$22
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.33%	3.05%	2.90%[3]
Portfolio Turnover Rate	40%	23%	5%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Notes to Financial Statements

Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2018–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Minimum Volatility ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard

Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

U.S. Minimum Volatility ETF

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	88,979
Gross Unrealized Appreciation	9,203
Gross Unrealized Depreciation	(5,810)
Net Unrealized Appreciation (Depreciation)	3,393

U.S. Minimum Volatility ETF

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $355,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended May 31, 2020, the fund purchased $49,729,000 of investment securities and sold $37,804,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	350	725
Issued in Lieu of Cash Distributions	—	—
Redeemed	(225)	—
Net Increase (Decrease) in Shares Outstanding	125	725

At May 31, 2020, one shareholder was the record or beneficial owner of 45% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

 U.S. Momentum Factor ETF

Fund Allocation

As of May 31, 2020

Consumer Discretionary	10.4%
Consumer Staples	4.3
Energy	0.4
Financial Services	15.5
Health Care	31.5
Materials & Processing	3.4
Producer Durables	8.2
Technology	21.3
Utilities	5.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors ("RGS"), except for the "Other" category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

U.S. Momentum Factor ETF

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)
Consumer Discretionary (10.4%)
*	Tesla Inc.	477	398
*	Charter Communications Inc. Class A	670	364
	Target Corp.	2,701	330
	Walmart Inc.	2,640	328
	Dollar General Corp.	1,512	290
*	Lululemon Athletica Inc.	626	188
	Costco Wholesale Corp.	541	167
	Cable One Inc.	88	166
*	Burlington Stores Inc.	755	158
*	Liberty Broadband Corp.	991	135
*	Stamps.com Inc.	600	119
	Winnebago Industries Inc.	2,021	110
	Fortune Brands Home & Security Inc.	1,733	106
*	SiteOne Landscape Supply Inc.	962	102
	Thor Industries Inc.	1,078	93
	Estee Lauder Cos. Inc. Class A	464	92
*	MercadoLibre Inc.	95	81
	Home Depot Inc.	325	81
*	Trade Desk Inc. Class A	256	80
*	Bright Horizons Family Solutions Inc.	638	71
*	Amazon.com Inc.	21	51
	Pool Corp.	186	50
*	Cardlytics Inc.	733	50
	Papa John’s International Inc.	579	45
	Best Buy Co. Inc.	567	44
*	frontdoor Inc.	835	38
	TEGNA Inc.	3,123	37
	Strategic Education Inc.	209	35
	Interface Inc.	3,612	31
	Acushnet Holdings Corp.	897	30
*	Gentherm Inc.	676	27
*	WW International Inc.	1,121	27
*	Adient plc	1,551	26
*	Liberty Media Corp-Liberty Braves	983	22
*	Altice USA Inc. Class A	837	22
	National CineMedia Inc.	7,357	20
*	Rh	79	17
*	CarMax Inc.	167	15
*	Roku Inc.	99	11
*	National Vision Holdings Inc.	387	10
*	Sleep Number Corp.	314	10
*	Asbury Automotive Group Inc.	135	10
			4,087
Consumer Staples (4.3%)
	Hormel Foods Corp.	4,104	200
	Procter & Gamble Co.	1,597	185
	Flowers Foods Inc.	5,931	140
	Hershey Co.	888	120
	WD-40 Co.	624	120
	General Mills Inc.	1,569	99
	PepsiCo Inc.	673	89
*	Freshpet Inc.	1,092	84
	Fresh Del Monte Produce Inc.	2,914	73
*	United Natural Foods Inc.	3,675	72
	John B Sanfilippo & Son Inc.	798	69
	Ingles Markets Inc. Class A	1,512	64
	Lamb Weston Holdings Inc.	947	57
	PetMed Express Inc.	1,552	56
*	Boston Beer Co. Inc. Class A	88	50
*	Rite Aid Corp.	3,616	47
*	Hain Celestial Group Inc.	1,457	46
	Vector Group Ltd.	2,735	31
*	Simply Good Foods Co.	1,359	23
	Kroger Co.	551	18
	Sanderson Farms Inc.	126	17
	J&J Snack Foods Corp.	90	12
	Lancaster Colony Corp.	53	8
			1,680
Energy (0.4%)
*	Enphase Energy Inc.	880	51
*	CNX Resources Corp.	3,305	34
*	Sunrun Inc.	1,714	28

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
	Arcosa Inc.	391	15
*	Comstock Resources Inc.	2,409	13
	World Fuel Services Corp.	461	12
			153
Financial Services (15.4%)
	Mastercard Inc. Class A	978	294
	American Tower Corp.	1,109	286
	Moody’s Corp.	889	238
	S&P Global Inc.	721	234
	Prologis Inc.	2,237	205
	Equinix Inc.	293	204
*	Fiserv Inc.	1,695	181
	Global Payments Inc.	1,002	180
	Cohen & Steers Inc.	2,397	152
	MSCI Inc. Class A	458	151
	Brown & Brown Inc.	3,559	143
	Crown Castle International Corp.	758	130
	MarketAxess Holdings Inc.	251	128
	Sun Communities Inc.	920	126
	Visa Inc. Class A	634	124
	Fidelity National Information Services Inc.	729	101
	Intercontinental Exchange Inc.	1,004	98
	Americold Realty Trust	2,597	93
	WR Berkley Corp.	1,555	90
	Safehold Inc.	1,588	87
*	Redfin Corp.	2,652	80
	Aon plc Class A	400	79
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,712	79
	RenaissanceRe Holdings Ltd.	463	78
	SBA Communications Corp. Class A	237	74
	Western Union Co.	3,669	73
*	Fair Isaac Corp.	175	70
	CyrusOne Inc.	923	69
	Cboe Global Markets Inc.	609	65
	Investors Real Estate Trust	885	63
	Kinsale Capital Group Inc.	410	61
	Hanover Insurance Group Inc.	594	60
	CME Group Inc.	320	58
	Banc of California Inc.	5,333	58
	Equity LifeStyle Properties Inc.	930	58
	Safety Insurance Group Inc.	737	56
*	Bancorp Inc.	6,361	56
	EVERTEC Inc.	1,906	55
	Medical Properties Trust Inc.	3,066	55
	AMERISAFE Inc.	892	55
	Arthur J Gallagher & Co.	579	55
*	eHealth Inc.	409	53
	First Citizens BancShares Inc. Class A	130	50
	Morningstar Inc.	323	50
	Hamilton Lane Inc. Class A	672	49
*	Cannae Holdings Inc.	1,290	48
	Western Alliance Bancorp	1,206	46
	Community Healthcare Trust Inc.	1,202	44
	STORE Capital Corp.	2,251	44
*	Goosehead Insurance Inc. Class A	710	43
	Agree Realty Corp.	669	42
	TFS Financial Corp.	2,589	40
	Preferred Bank	1,027	39
	NexPoint Residential Trust Inc.	1,132	36
*	Palomar Holdings Inc.	450	33
	Cincinnati Financial Corp.	568	33
	QTS Realty Trust Inc. Class A	482	33
	Global Medical REIT Inc.	3,062	33
	Independence Realty Trust Inc.	3,276	32
	PS Business Parks Inc.	234	31
	New Senior Investment Group Inc.	10,460	30
	Rexford Industrial Realty Inc.	757	30
	Essential Properties Realty Trust Inc.	2,174	30
	Lexington Realty Trust	2,877	28
*	Arch Capital Group Ltd.	975	28
	Ares Management Corp. Class A	720	27
	Terreno Realty Corp.	492	25
	Omega Healthcare Investors Inc.	767	24
	EastGroup Properties Inc.	201	23
	Capitol Federal Financial Inc.	1,989	23
	Universal Health Realty Income Trust	243	23
	UMH Properties Inc.	1,788	22
*	Triumph Bancorp Inc.	895	22
	Global Net Lease Inc.	1,553	22
	Getty Realty Corp.	788	21
	RLI Corp.	258	20
	Uniti Group Inc.	2,405	20
	American Finance Trust Inc.	2,576	19
*	Zillow Group Inc. Class C	303	18
	ServisFirst Bancshares Inc.	502	17
*	INTL. FCStone Inc.	331	17
	James River Group Holdings Ltd.	416	16
	Artisan Partners Asset Management Inc. Class A	555	16

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
	Lamar Advertising Co. Class A	239	16
	Armada Hoffler Properties Inc.	1,718	15
	Virtus Investment Partners Inc.	158	15
	BlackRock Inc.	27	14
	Kite Realty Group Trust	1,431	14
	National Health Investors Inc.	247	14
	RPT Realty	2,106	12
	Allstate Corp.	124	12
*	Benefytt Technologies Inc. Class A	614	12
	City Office REIT Inc.	1,267	12
	Office Properties Income Trust	451	11
	Spirit Realty Capital Inc.	381	11
	Innovative Industrial Properties Inc.	94	8
	CorEnergy Infrastructure Trust Inc.	690	7
			6,075
Health Care (31.4%)
*	Regeneron Pharmaceuticals Inc.	1,000	613
*	Vertex Pharmaceuticals Inc.	2,032	585
	Humana Inc.	947	389
	Amgen Inc.	1,387	319
*	Biogen Inc.	974	299
*	Seattle Genetics Inc.	1,622	255
*	Teladoc Health Inc.	1,403	244
	Zoetis Inc.	1,730	241
	Bristol-Myers Squibb Co.	4,006	239
*	Quidel Corp.	1,328	232
	Cigna Corp.	1,145	226
*	Veeva Systems Inc. Class A	1,018	223
	Gilead Sciences Inc.	2,710	211
*	Amedisys Inc.	1,066	205
	Danaher Corp.	1,102	184
	Eli Lilly and Co.	1,171	179
*	Athersys Inc.	61,003	177
*	Horizon Therapeutics plc	3,316	168
*	ChemoCentryx Inc.	2,613	163
*	DaVita Inc.	1,738	141
*	Ardelyx Inc.	19,064	140
*	Moderna Inc.	2,264	139
*	Novavax Inc.	2,908	134
*	TG Therapeutics Inc.	7,082	132
*	Alector Inc.	3,986	130
	Medtronic plc	1,227	121
*	Dicerna Pharmaceuticals Inc.	5,403	117
*	Alnylam Pharmaceuticals Inc.	798	108
*	Eidos Therapeutics Inc.	2,187	107
*	Select Medical Holdings Corp.	6,594	106
	UnitedHealth Group Inc.	344	105
*	DexCom Inc.	270	102
*	Insulet Corp.	539	102
*	Momenta Pharmaceuticals Inc.	3,215	101
*	Repligen Corp.	743	97
*	RadNet Inc.	5,563	95
*	ACADIA Pharmaceuticals Inc.	1,898	94
	Baxter International Inc.	1,022	92
	Thermo Fisher Scientific Inc.	263	92
*	Edwards Lifesciences Corp.	397	89
	Chemed Corp.	179	86
*	CorVel Corp.	1,260	85
*	Intra-Cellular Therapies Inc.	3,966	83
*	Masimo Corp.	344	83
*	Arrowhead Pharmaceuticals Inc.	2,501	81
*	Catalent Inc.	1,035	80
*	Tandem Diabetes Care Inc.	937	78
*	Kodiak Sciences Inc.	1,201	78
*	Zynex Inc.	3,967	77
	National Research Corp.	1,345	76
*	Novocure Ltd.	1,109	75
*	LHC Group Inc.	453	74
*	Acceleron Pharma Inc.	715	71
*	Constellation Pharmaceuticals Inc.	1,922	68
*	Revance Therapeutics Inc.	3,267	68
	Owens & Minor Inc.	8,511	67
*	Natera Inc.	1,527	67
*	Kadmon Holdings Inc.	14,836	66
	Encompass Health Corp.	893	65
*	AMN Healthcare Services Inc.	1,418	63
	Perrigo Co. plc	1,143	63
*	Applied Therapeutics Inc.	1,373	62
*	AtriCure Inc.	1,280	61
*	Iovance Biotherapeutics Inc.	1,851	59
*	Karyopharm Therapeutics Inc.	3,212	59
*	Deciphera Pharmaceuticals Inc.	1,006	59
	AmerisourceBergen Corp. Class A	618	59
*	Allakos Inc.	891	58
*	Translate Bio Inc.	2,716	56
*	Arcus Biosciences Inc.	1,763	55
*	Fate Therapeutics Inc.	1,665	54
*	Inspire Medical Systems Inc.	659	54
*	Adverum Biotechnologies Inc.	2,591	53
*	Krystal Biotech Inc.	995	51
*	Axsome Therapeutics Inc.	651	50

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
*	Apellis Pharmaceuticals Inc.	1,466	49
*	NuVasive Inc.	807	49
*	Nevro Corp.	372	47
*	Inovio Pharmaceuticals Inc.	3,093	46
*	Epizyme Inc.	2,516	44
*	Assembly Biosciences Inc.	2,263	44
*	Reata Pharmaceuticals Inc. Class A	301	44
*	Collegium Pharmaceutical Inc.	1,960	43
	West Pharmaceutical Services Inc.	200	43
*	Principia Biopharma Inc.	670	43
*	Cue Biopharma Inc.	1,530	42
*	ImmunoGen Inc.	9,011	42
	STERIS plc	252	42
*	Cortexyme Inc.	907	42
*	Prothena Corp. plc	3,919	42
*	CEL-SCI Corp.	3,134	42
*	Recro Pharma Inc.	9,211	42
*	Arvinas Inc.	1,234	41
*	MyoKardia Inc.	391	40
*	Bioxcel Therapeutics Inc.	853	40
*	Addus HomeCare Corp.	399	39
*	Emergent BioSolutions Inc.	466	39
*	Ocular Therapeutix Inc.	5,487	39
*	Surgery Partners Inc.	2,829	38
*	Cardiovascular Systems Inc.	977	38
*	Cytokinetics Inc.	1,787	37
*	Sorrento Therapeutics Inc.	7,316	37
*	R1 RCM Inc.	3,466	37
	Abbott Laboratories	385	37
	ResMed Inc.	225	36
*	Veracyte Inc.	1,423	35
*	Kiniksa Pharmaceuticals Ltd. Class A	1,685	35
*	NextCure Inc.	1,110	35
*	Kala Pharmaceuticals Inc.	2,791	34
*	Community Health Systems Inc.	10,851	34
*	Molecular Templates Inc.	2,156	33
	Bruker Corp.	755	33
*	Medpace Holdings Inc.	350	32
	US Physical Therapy Inc.	431	32
*	Incyte Corp.	311	32
*	Odonate Therapeutics Inc.	960	31
*	OraSure Technologies Inc.	2,133	31
*	Antares Pharma Inc.	10,737	31
	Luminex Corp.	970	30
*	NanoString Technologies Inc.	988	30
*	NeoGenomics Inc.	1,120	30
*	Neurocrine Biosciences Inc.	238	30
*	Neogen Corp.	416	30
*	Agenus Inc.	7,489	28
*	XBiotech Inc.	1,796	25
*	Immunomedics Inc.	724	24
*	Turning Point Therapeutics Inc.	343	24
*	Bio-Rad Laboratories Inc. Class A	48	24
*	XENCOR INC	779	24
*	Y-mAbs Therapeutics Inc.	607	23
*	Marinus Pharmaceuticals Inc.	9,121	23
*	Vapotherm Inc.	867	23
*	Pfenex Inc.	3,148	23
*	Rocket Pharmaceuticals Inc.	1,209	23
*	Global Blood Therapeutics Inc.	323	23
*	Twist Bioscience Corp.	561	21
*	Theravance Biopharma Inc.	836	21
*	PTC Therapeutics Inc.	410	21
*	BioMarin Pharmaceutical Inc.	190	20
*	Mirati Therapeutics Inc.	196	19
*	Akebia Therapeutics Inc.	1,644	19
*	Paratek Pharmaceuticals Inc.	4,107	18
*	HealthStream Inc.	796	18
*	Quanterix Corp.	633	17
*	Soliton Inc.	1,733	17
*	Hanger Inc.	901	16
*	Calithera Biosciences Inc.	2,574	15
*	Flexion Therapeutics Inc.	1,304	15
	AbbVie Inc.	158	15
*	Esperion Therapeutics Inc.	331	14
*	Avrobio Inc.	637	13
	National HealthCare Corp.	191	13
*	Aimmune Therapeutics Inc.	771	13
*	G1 Therapeutics Inc.	743	13
*	Anika Therapeutics Inc.	364	12
*	Coherus Biosciences Inc.	628	12
*	Lannett Co. Inc.	1,401	11
*	Premier Inc. Class A	307	11
*	Tricida Inc.	393	11
*	Omnicell Inc.	132	9
*	Corcept Therapeutics Inc.	541	8
*	Minerva Neurosciences Inc.	1,846	7
			12,348
Materials & Processing (3.4%)
	Newmont Corp.	4,089	239
*	Trex Co. Inc.	1,365	164
	Sherwin-Williams Co.	249	148
	Reliance Steel & Aluminum Co.	1,203	117
	Trane Technologies plc	1,056	95
	Air Products & Chemicals Inc.	378	91
	Ball Corp.	1,193	85
	Scotts Miracle-Gro Co.	443	63
	Linde plc	308	62
*	Masonite International Corp.	835	56
*	Novagold Resources Inc.	3,042	29
*	Clearwater Paper Corp.	948	28

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
	Advanced Drainage Systems Inc.	542	24
	Hecla Mining Co.	6,129	20
*	Builders FirstSource Inc.	973	20
	Innospec Inc.	259	20
	Gold Resource Corp.	5,033	20
	Commercial Metals Co.	1,056	18
	AAON Inc.	272	15
	PH Glatfelter Co.	853	13
	UFP Industries Inc.	271	13
	Howmet Aerospace Inc.	630	8
			1,348
Producer Durables (8.1%)
*	Aecom	5,065	196
	Northrop Grumman Corp.	549	184
*	Generac Holdings Inc.	1,412	157
*	Copart Inc.	1,700	152
	Booz Allen Hamilton Holding Corp. Class A	1,680	134
	Spartan Motors Inc.	7,523	129
*	Vectrus Inc.	2,260	124
	Verisk Analytics Inc. Class A	634	110
*	XPO Logistics Inc.	1,273	100
*	Keysight Technologies Inc.	859	93
*	Atkore International Group Inc.	3,157	85
	Republic Services Inc. Class A	916	78
	Lockheed Martin Corp.	177	69
	Kansas City Southern	448	67
	Nordic American Tankers Ltd.	14,236	65
*	CoStar Group Inc.	90	59
*	Paylocity Holding Corp.	454	59
*	Teledyne Technologies Inc.	157	59
	Mesa Laboratories Inc.	216	57
*	Axon Enterprise Inc.	734	56
*	Casella Waste Systems Inc. Class A	1,038	53
	Cintas Corp.	190	47
*	CryoPort Inc.	1,891	46
*	Saia Inc.	424	46
*	SPX Corp.	1,132	45
	Old Dominion Freight Line Inc.	264	45
*	FTI Consulting Inc.	365	44
	Teekay Tankers Ltd. Class A	2,399	42
*	Aerojet Rocketdyne Holdings Inc.	841	37
*	Stericycle Inc.	648	36
	Franklin Electric Co. Inc.	689	35
*	Construction Partners Inc. Class A	1,882	33
	Exponent Inc.	447	33
	Tennant Co.	456	29
*	CAI International Inc.	1,522	29
	International Seaways Inc.	1,224	28
	Federal Signal Corp.	942	27
	Astec Industries Inc.	637	27
*	Clean Harbors Inc.	444	26
*	Napco Security Technologies Inc.	1,142	26
*	Itron Inc.	401	26
	BWX Technologies Inc.	405	25
	Tetra Tech Inc.	320	25
*	Great Lakes Dredge & Dock Corp.	2,547	24
	DHT Holdings Inc.	3,836	23
	Costamare Inc.	4,875	22
	CSW Industrials Inc.	307	22
*	Dorian LPG Ltd.	2,493	21
	Steelcase Inc. Class A	1,762	20
	Marten Transport Ltd.	791	20
*	Plug Power Inc.	4,727	20
	McGrath RentCorp	343	19
	Badger Meter Inc.	312	19
	Jacobs Engineering Group Inc.	225	19
	Triton International Ltd.	615	19
	Brunswick Corp.	330	18
	ICF International Inc.	260	17
*	Huron Consulting Group Inc.	362	17
*	Zebra Technologies Corp.	54	14
	Forward Air Corp.	276	14
	Eaton Corp. plc	161	14
	ESCO Technologies Inc.	146	12
			3,197
Technology (21.2%)
	Apple Inc.	1,168	371
	Lam Research Corp.	1,237	339
*	Adobe Inc.	863	334
	NVIDIA Corp.	929	330
*	Advanced Micro Devices Inc.	6,035	325
	Applied Materials Inc.	5,389	303
	Microsoft Corp.	1,381	253
	Activision Blizzard Inc.	2,902	209
	QUALCOMM Inc.	2,291	185
*	Five9 Inc.	1,722	179
	L3Harris Technologies Inc.	894	178
	SYNNEX Corp.	1,627	174
*	Coupa Software Inc.	709	161
	Entegris Inc.	2,656	159
	Leidos Holdings Inc.	1,426	150
	Intel Corp.	2,385	150
*	Cirrus Logic Inc.	2,049	149
*	DocuSign Inc. Class A	1,037	145
*	RingCentral Inc. Class A	526	144
*	FormFactor Inc.	4,808	121
*	Inovalon Holdings Inc. Class A	5,903	111

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
	Teradyne Inc.	1,617	108
*	ServiceNow Inc.	273	106
*	Synaptics Inc.	1,640	105
*	Alteryx Inc. Class A	724	104
*	Ultra Clean Holdings Inc.	4,985	103
*	Cadence Design Systems Inc.	1,121	102
*	Electronic Arts Inc.	829	102
*	Okta Inc.	505	99
*	Avalara Inc.	894	96
*	Alphabet Inc. Class A	65	93
*	Lattice Semiconductor Corp.	3,725	93
*	EverQuote Inc. Class A	1,676	90
*	MongoDB Inc.	387	90
*	Paycom Software Inc.	290	86
	MKS Instruments Inc.	784	83
*	Aspen Technology Inc.	739	78
	Pegasystems Inc.	815	78
*	Nuance Communications Inc.	3,343	76
	NortonLifeLock Inc.	3,261	74
	Seagate Technology plc	1,394	74
*	Micron Technology Inc.	1,537	74
*	Appfolio Inc.	447	71
	Maxar Technologies Inc.	4,619	70
*	Inseego Corp.	5,786	61
*	Qorvo Inc.	573	60
*	Anaplan Inc.	1,285	59
	Ubiquiti Inc.	317	58
*	EPAM Systems Inc.	251	58
*	Everbridge Inc.	384	56
*	Appian Corp. Class A	985	56
*	Limelight Networks Inc.	10,660	53
	Skyworks Solutions Inc.	443	53
	Monolithic Power Systems Inc.	250	52
*	Ambarella Inc.	921	52
*	Inphi Corp.	405	51
*	CACI International Inc. Class A	201	50
	CDW Corp.	452	50
*	Infinera Corp.	9,919	49
*	ANSYS Inc.	172	49
	Switch Inc.	2,537	48
*	Digital Turbine Inc.	7,424	48
*	Ceridian HCM Holding Inc.	682	47
	KLA Corp.	254	45
*	Mercury Systems Inc.	495	44
*	Model N Inc.	1,321	42
*	CEVA Inc.	1,191	41
*	Novanta Inc.	384	39
	Motorola Solutions Inc.	281	38
*	MACOM Technology Solutions Holdings Inc.	1,162	37
	Simulations Plus Inc.	712	36
*	SPS Commerce Inc.	459	31
*	Bandwidth Inc. Class A	269	30
*	Manhattan Associates Inc.	334	30
*	Intelligent Systems Corp.	897	29
*	Blackline Inc.	384	29
*	PROS Holdings Inc.	694	27
*	Q2 Holdings Inc.	325	27
*	Harmonic Inc.	4,903	26
*	Agilysys Inc.	1,258	24
*	LivePerson Inc.	642	24
*	Diodes Inc.	474	23
	PC Connection Inc.	475	21
	Power Integrations Inc.	183	20
*	Lumentum Holdings Inc.	269	20
	Citrix Systems Inc.	122	18
*	Viavi Solutions Inc.	1,428	17
	Methode Electronics Inc.	494	15
*	Photronics Inc.	1,275	15
*	Unisys Corp.	1,057	12
*	Avid Technology Inc.	1,690	12
*	NeoPhotonics Corp.	1,291	11
*	Digimarc Corp.	558	10
			8,328
Utilities (5.0%)
	NextEra Energy Inc.	946	242
*	T-Mobile US Inc.	1,848	185
	Southern Co.	2,529	144
	Chesapeake Utilities Corp.	1,438	130
	AT&T Inc.	3,866	119
	MGE Energy Inc.	1,671	113
	American States Water Co.	1,246	102
	American Water Works Co.
	Inc.	802	102
	Middlesex Water Co.	1,456	99
	Eversource Energy	1,173	98
	Sempra Energy	751	95
	California Water Service
	Group	1,578	74
	SJW Group	1,020	64
	Clearway Energy Inc.	2,896	63
	ATN International Inc.	874	52
*	GCI Liberty Inc. Class A	706	49
	Ormat Technologies Inc.	644	47
	Shenandoah
	Telecommunications Co.	713	38
*	Iridium Communications Inc.	1,478	34
	Hawaiian Electric Industries
	Inc.	834	33
	Xcel Energy Inc.	357	23
	Entergy Corp.	207	21
	FirstEnergy Corp.	439	19
	Portland General Electric Co.	350	17
			1,963
Total Common Stocks
(Cost $32,717)			39,179

U.S. Momentum Factor ETF

		Market
		Value•
Shares		($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity
Fund, 0.307% (Cost $108)	1,083	108
Total Investments (99.9%) (Cost $32,825)		39,287
Other Asset and Liabilities—Net (0.1%)[2]		46
Net Assets (100%)		39,333

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Cash of $16,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2020	8	122	7

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,717)	39,179
Affiliated Issuers (Cost $108)	108
Total Investments in Securities	39,287
Investment in Vanguard	2
Cash Collateral Pledged—Futures Contracts	16
Receivables for Accrued Income	31
Variation Margin Receivable—Futures Contracts	—
Total Assets	39,336
Liabilities
Payables to Vanguard	3
Total Liabilities	3
Net Assets	39,333

At May 31, 2020, net assets consisted of:

Paid-in Capital	37,115
Total Distributable Earnings (Loss)	2,218
Net Assets	39,333

Net Assets
Applicable to 475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,333
Net Asset Value Per Share	$82.81

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends	153
Interest[1]	1
Total Income	154
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	16
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Total Expenses	21
Net Investment Income	133
Realized Net Gain (Loss)
Investment Securities Sold[1]	(775)
Futures Contracts	(1)
Realized Net Gain (Loss)	(776)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,423
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	1,427
Net Increase (Decrease) in Net Assets Resulting from Operations	784

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133	404
Realized Net Gain (Loss)	(776)	(2,609)
Change in Unrealized Appreciation (Depreciation)	1,427	5,813
Net Increase (Decrease) in Net Assets Resulting from Operations	784	3,608
Distributions[1]
Total Distributions	(183)	(358)
Capital Share Transactions
Issued	11,023	4,083
Issued in Lieu of Cash Distributions	—	—
Redeemed	(4,233)	(8,001)
Net Increase (Decrease) from Capital Share Transactions	6,790	(3,918)
Total Increase (Decrease)	7,391	(668)
Net Assets
Beginning of Period	31,942	32,610
End of Period	39,333	31,942

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Financial Highlights

	Six Months	Year	Feb. 13,
	Ended	Ended	2018[1] to
	May 31,	Nov. 30,	Nov. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$85.18	$76.73	$75.00
Investment Operations
Net Investment Income[2]	.331	.985	.538
Net Realized and Unrealized Gain (Loss) on Investments	(2.204)	8.336	1.489
Total from Investment Operations	(1.873)	9.321	2.027
Distributions
Dividends from Net Investment Income	(.497)	(.871)	(.297)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.497)	(.871)	(.297)
Net Asset Value, End of Period	$82.81	$85.18	$76.73

Total Return	–2.15%	12.25%	2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$32	$33
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.91%	1.24%	0.83%[3]
Portfolio Turnover Rate	55%	118%	53%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Notes to Financial Statements

Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2018–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Momentum Factor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

U.S. Momentum Factor ETF

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	32,825
Gross Unrealized Appreciation	7,557
Gross Unrealized Depreciation	(1,088)
Net Unrealized Appreciation (Depreciation)	6,469

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $3,513,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended May 31, 2020, the fund purchased $24,682,000 of investment securities and sold $17,942,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	150	50
Issued in Lieu of Cash Distributions	—	—
Redeemed	(50)	(100)
Net Increase (Decrease) in Shares Outstanding	100	(50)

U.S. Momentum Factor ETF

At May 31, 2020, one shareholder was the record or beneficial owner of 53% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF

Fund Allocation

As of May 31, 2020

Consumer Discretionary	12.7%
Consumer Staples	7.6
Energy	1.0
Financial Services	20.9
Health Care	12.8
Materials & Processing	8.3
Producer Durables	17.2
Technology	17.1
Utilities	2.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors ("RGS"), except for the "Other" category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

U.S. Multifactor ETF

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (12.6%)
	Target Corp.	4,669	571
	Walmart Inc.	4,258	528
	Costco Wholesale Corp.	1,110	342
	eBay Inc.	4,950	225
	Williams-Sonoma Inc.	2,250	187
*	Lululemon Athletica Inc.	563	169
	Rent-A-Center Inc.	6,121	156
	Garmin Ltd.	1,722	155
	Whirlpool Corp.	1,255	153
	Fortune Brands Home & Security Inc.	2,455	150
	Gentex Corp.	5,510	146
	Lear Corp.	1,229	130
*	Universal Electronics Inc.	2,836	128
*	BJ’s Wholesale Club Holdings Inc.	3,313	119
*	Perdoceo Education Corp.	7,245	118
	PulteGroup Inc.	3,377	115
*	American Public Education Inc.	3,539	111
	Aaron’s Inc.	2,902	107
*	Charter Communications Inc. Class A	191	104
*	Sportsman’s Warehouse Holdings Inc.	9,247	103
	Best Buy Co. Inc.	1,304	102
*	Deckers Outdoor Corp.	555	101
	Johnson Outdoors Inc. Class A	1,292	100
*	Hibbett Sports Inc.	5,155	100
*	Central Garden & Pet Co. Class A	2,860	98
*	Cavco Industries Inc.	482	92
*	1-800-Flowers.com Inc. Class A	4,062	90
	Cooper Tire & Rubber Co.	3,455	89
	Sonic Automotive Inc. Class A	3,373	89
*	Murphy USA Inc.	759	88
*	NVR Inc.	26	84
*	Altice USA Inc. Class A	3,248	84
	Steven Madden Ltd.	3,510	83
	Lithia Motors Inc. Class A	682	82
	Expedia Group Inc.	1,032	82
	Service Corp. International	2,058	81
	La-Z-Boy Inc.	3,155	81
*	Gentherm Inc.	1,842	75
*	AutoNation Inc.	1,831	72
*	Zumiez Inc.	2,933	71
	Standard Motor Products Inc.	1,673	71
	Acushnet Holdings Corp.	2,106	70
	Interface Inc.	8,223	70
	Cato Corp. Class A	7,170	70
*	Sleep Number Corp.	2,161	67
	Buckle Inc.	4,718	66
	New York Times Co. Class A	1,654	65
	Group 1 Automotive Inc.	996	63
*	Discovery Inc. Class A	2,820	61
*	Meritage Homes Corp.	871	61
	Autoliv Inc.	934	59
^	Dillard’s Inc. Class A	1,928	58
*	Stamps.com Inc.	290	57
	Shoe Carnival Inc.	2,175	57
	Newell Brands Inc.	4,177	55
*	MSG Networks Inc.	4,199	52
	Strategic Education Inc.	300	51
*	Skechers USA Inc. Class A	1,615	51
*	Malibu Boats Inc. Class A	1,050	49
	Big Lots Inc.	1,260	49
*	Asbury Automotive Group Inc.	658	48
	Ralph Lauren Corp. Class A	595	45
*	Mohawk Industries Inc.	452	42
	PriceSmart Inc.	692	38
	BorgWarner Inc.	1,093	35
	John Wiley & Sons Inc. Class A	862	35
	Haverty Furniture Cos. Inc.	1,978	34
	National CineMedia Inc.	8,663	24
	Meredith Corp.	1,476	22
*	Skyline Champion Corp.	798	20

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Omnicom Group Inc.	328	18
	Office Depot Inc.	5,910	15
*	Sonos Inc.	1,219	13
			7,152
Consumer Staples (7.6%)
	CVS Health Corp.	6,817	447
	Philip Morris International Inc.	5,609	411
	General Mills Inc.	6,244	394
	Hormel Foods Corp.	4,950	242
	WD-40 Co.	1,107	212
	Clorox Co.	941	194
	Kellogg Co.	2,573	168
*	Monster Beverage Corp.	2,332	168
	McKesson Corp.	1,050	167
	Lancaster Colony Corp.	1,027	158
	Coca-Cola European Partners plc	4,165	157
	Campbell Soup Co.	2,737	140
*	Helen of Troy Ltd.	744	135
	Weis Markets Inc.	2,302	128
	Kroger Co.	3,708	121
	Flowers Foods Inc.	4,656	110
	Ingredion Inc.	1,283	108
	Fresh Del Monte Produce Inc.	4,071	101
	Vector Group Ltd.	8,712	100
	PetMed Express Inc.	2,643	95
*	Boston Beer Co. Inc. Class A	151	85
*	Hain Celestial Group Inc.	2,398	76
	JM Smucker Co.	660	75
	John B Sanfilippo & Son Inc.	763	66
	Casey’s General Stores Inc.	408	65
*	Edgewell Personal Care Co.	1,917	58
*	Darling Ingredients Inc.	2,384	56
	Hershey Co.	256	35
	Tootsie Roll Industries Inc.	900	32
			4,304
Energy (1.0%)
	World Fuel Services Corp.	4,048	103
*	Renewable Energy Group Inc.	3,330	95
	Warrior Met Coal Inc.	6,230	88
	Arcosa Inc.	1,694	65
*	CNX Resources Corp.	5,448	56
	Arch Coal Inc. Class A	1,532	50
*	Magnolia Oil & Gas Corp. Class A	8,323	46
	Solaris Oilfield Infrastructure Inc. Class A	5,622	39
	Cabot Oil & Gas Corp.	914	18
*	Comstock Resources Inc.	1,514	8
			568
Financial Services (20.8%)
	S&P Global Inc.	1,632	530
	JPMorgan Chase & Co.	5,287	514
	Aon plc Class A	2,272	447
	Moody’s Corp.	1,651	441
	Bank of America Corp.	17,441	421
	Morgan Stanley	8,914	394
	Allstate Corp.	3,862	378
	Ameriprise Financial Inc.	2,025	284
	Bank of New York Mellon Corp.	7,567	281
	Bank of Hawaii Corp.	3,497	225
	Flagstar Bancorp Inc.	7,600	223
	First Citizens BancShares Inc. Class A	528	203
	PNC Financial Services Group Inc.	1,514	173
	Visa Inc. Class A	842	164
	M&T Bank Corp.	1,545	163
	Goldman Sachs Group Inc.	827	163
	US Bancorp	4,457	158
	Primerica Inc.	1,259	143
	South State Corp.	2,708	142
	Commerce Bancshares Inc.	2,140	136
	Trustmark Corp.	5,513	131
	Cathay General Bancorp	4,801	131
	HCI Group Inc.	2,885	129
	Stifel Financial Corp.	2,706	129
	Wells Fargo & Co.	4,703	124
	Park National Corp.	1,619	121
	Radian Group Inc.	7,409	118
	Eaton Vance Corp.	3,182	115
	Nelnet Inc. Class A	2,214	109
	International Bancshares Corp.	3,522	108
	Cohen & Steers Inc.	1,647	105
	First Hawaiian Inc.	5,909	102
	First Bancorp	3,918	100
	Western Union Co.	4,908	98
	Heritage Insurance Holdings Inc.	7,822	98
	Washington Federal Inc.	3,711	96
	Investors Bancorp Inc.	10,916	95
	United Community Banks Inc.	4,686	92
	Hope Bancorp Inc.	9,611	91
	Citigroup Inc.	1,899	91
	Western Alliance Bancorp	2,329	89
	Northern Trust Corp.	1,119	88
	First Horizon National Corp.	9,187	86
	EVERTEC Inc.	2,945	86
	Central Pacific Financial Corp.	5,250	85
	Home BancShares Inc.	5,799	84
	KeyCorp	6,938	82

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	T. Rowe Price Group Inc.	674	81
	Janus Henderson Group plc	3,740	81
	Federated Hermes Inc.	3,628	80
	Univest Financial Corp.	4,871	80
	HomeStreet Inc.	3,335	79
	NBT Bancorp Inc.	2,497	78
	Old National Bancorp	5,725	78
	Waddell & Reed Financial Inc. Class A	5,847	76
	TriCo Bancshares	2,548	72
	Independent Bank Corp.	5,216	72
	Renasant Corp.	2,984	72
	Universal Insurance Holdings Inc.	4,008	72
*	Triumph Bancorp Inc.	2,884	71
	BankUnited Inc.	3,799	70
	Horace Mann Educators Corp.	1,893	69
	First Commonwealth Financial Corp.	8,356	68
	Zions Bancorp NA	2,048	67
	CNO Financial Group Inc.	4,453	64
	Globe Life Inc.	827	64
	Assured Guaranty Ltd.	2,433	63
	Great Western Bancorp Inc.	4,273	61
	Fidelity National Financial Inc.	1,886	60
	Tompkins Financial Corp.	929	60
	Jack Henry & Associates Inc.	321	58
	Regions Financial Corp.	5,093	58
	ServisFirst Bancshares Inc.	1,574	55
	Raymond James Financial Inc.	773	54
	Voya Financial Inc.	1,118	50
	Meridian Bancorp Inc.	4,363	50
	Bryn Mawr Bank Corp.	1,787	50
	Diamond Hill Investment Group Inc.	472	50
	Popular Inc.	1,232	49
	Lakeland Bancorp Inc.	4,324	48
	Progressive Corp.	617	48
	AMERISAFE Inc.	764	47
*	CBRE Group Inc. Class A	1,054	46
	Kearny Financial Corp.	5,401	46
	Essent Group Ltd.	1,396	46
	Citizens Financial Group Inc.	1,847	45
	Federal Agricultural Mortgage Corp. Class C	676	43
	City Holding Co.	671	42
	State Street Corp.	674	41
	SEI Investments Co.	741	40
	Independent Bank Group Inc.	1,038	39
	Atlantic Union Bankshares Corp.	1,665	39
	Fulton Financial Corp.	3,353	38
	TrustCo Bank Corp. NY	5,916	37
	Lazard Ltd. Class A	1,362	37
	National General Holdings Corp.	1,775	36
	First Busey Corp.	1,938	35
	Comerica Inc.	943	34
	Cboe Global Markets Inc.	318	34
	Affiliated Managers Group Inc.	506	34
	FirstCash Inc.	480	33
	BancFirst Corp.	878	33
	Stewart Information Services Corp.	1,053	32
	Dime Community Bancshares Inc.	2,223	32
	Allegiance Bancshares Inc.	1,236	32
	Veritex Holdings Inc.	1,800	32
	Huntington Bancshares Inc.	3,341	30
	Artisan Partners Asset Management Inc. Class A	1,001	29
	Hanover Insurance Group Inc.	280	28
	Synovus Financial Corp.	1,402	27
	Boston Private Financial Holdings Inc.	3,751	26
	Employers Holdings Inc.	700	21
*	Credit Acceptance Corp.	56	21
*	TriState Capital Holdings Inc.	1,286	19
	Provident Financial Services Inc.	1,431	19
	Columbia Banking System Inc.	687	17
	Assurant Inc.	161	17
	Heritage Financial Corp.	857	16
	Eagle Bancorp Inc.	450	15
*	St. Joe Co.	621	12
			11,824
Health Care (12.7%)
	Humana Inc.	1,464	601
	AbbVie Inc.	5,298	491
	Cigna Corp.	2,329	460
*	Vertex Pharmaceuticals Inc.	1,525	439
*	Biogen Inc.	1,359	417
	UnitedHealth Group Inc.	1,277	389
	Anthem Inc.	1,204	354
	Johnson & Johnson	2,061	307
	HCA Healthcare Inc.	2,369	253
	Amgen Inc.	1,100	253
	Abbott Laboratories	1,970	187
*	Masimo Corp.	768	184
	Chemed Corp.	356	170
	Medtronic plc	1,515	149
	Cerner Corp.	2,003	146
	AmerisourceBergen Corp. Class A	1,451	138
*	Henry Schein Inc.	2,031	123

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
*	Medpace Holdings Inc.	1,314	122
*	Amedisys Inc.	610	117
	Cardinal Health Inc.	2,064	113
*	BioSpecifics Technologies Corp.	1,725	107
*	Corcept Therapeutics Inc.	6,821	103
	Patterson Cos. Inc.	5,134	101
*	Collegium Pharmaceutical Inc.	4,562	101
*	Innoviva Inc.	6,838	96
*	United Therapeutics Corp.	805	95
*	Jazz Pharmaceuticals plc	742	89
*	Emergent BioSolutions Inc.	1,040	87
	West Pharmaceutical Services Inc.	385	83
*	Edwards Lifesciences Corp.	336	76
	Dentsply Sirona Inc.	1,584	74
*	AMN Healthcare Services Inc.	1,445	64
*	Quidel Corp.	362	63
*	Molina Healthcare Inc.	287	53
*	Bio-Rad Laboratories Inc. Class A	101	50
*	Alexion Pharmaceuticals Inc.	349	42
*	Natus Medical Inc.	1,939	42
*	OraSure Technologies Inc.	2,853	42
	Phibro Animal Health Corp. Class A	1,539	40
	Luminex Corp.	1,229	38
*	HealthStream Inc.	1,635	37
*	Catalyst Pharmaceuticals Inc.	8,573	37
*	Omnicell Inc.	549	37
	Perrigo Co. plc	637	35
*	Providence Service Corp.	422	34
*	Haemonetics Corp.	302	33
	Eli Lilly and Co.	215	33
	Computer Programs and Systems Inc.	1,298	29
	ResMed Inc.	178	29
	National Research Corp.	426	24
	Healthcare Services Group Inc.	1,002	24
*	Mylan NV	650	11
			7,222
Materials & Processing (8.3%)
	Reliance Steel & Aluminum Co.	2,984	289
*	BMC Stock Holdings Inc.	9,597	251
	Simpson Manufacturing Co. Inc.	2,778	222
	Graphic Packaging Holding Co.	14,424	209
	UFP Industries Inc.	4,350	199
	Newmont Corp.	3,326	195
*	TopBuild Corp.	1,509	173
	Boise Cascade Co.	5,004	170
	Air Products & Chemicals Inc.	701	169
	Owens Corning	3,051	160
*	Crown Holdings Inc.	2,424	159
	Rexnord Corp.	4,780	144
*	Trex Co. Inc.	1,176	141
	Linde plc	684	138
	Celanese Corp.	1,477	133
	Schweitzer-Mauduit International Inc.	4,262	130
	Timken Co.	2,989	127
	FMC Corp.	1,217	120
	Innospec Inc.	1,517	117
	Howmet Aerospace Inc.	8,116	106
*	Foundation Building Materials Inc.	7,160	95
*	Gibraltar Industries Inc.	1,977	87
	Myers Industries Inc.	6,054	82
	Materion Corp.	1,500	79
	Quanex Building Products Corp.	6,221	77
	Acuity Brands Inc.	810	70
	Stepan Co.	716	70
	NewMarket Corp.	159	69
	AAON Inc.	1,222	66
	Chase Corp.	592	59
	Fastenal Co.	1,260	52
	Watsco Inc.	290	52
	Haynes International Inc.	2,161	49
	PH Glatfelter Co.	3,049	47
	Comfort Systems USA Inc.	1,232	46
	Kronos Worldwide Inc.	4,659	46
	Cabot Corp.	1,032	37
	Neenah Inc.	707	36
	Silgan Holdings Inc.	966	32
	Commercial Metals Co.	1,856	32
	Steel Dynamics Inc.	1,126	30
	International Paper Co.	852	29
	Packaging Corp. of America	242	25
	Apogee Enterprises Inc.	1,171	24
	Domtar Corp.	1,143	23
	Carpenter Technology Corp.	694	16
	Louisiana-Pacific Corp.	611	14
*	Installed Building Products Inc.	210	14
			4,710
Producer Durables (17.1%)
	Eaton Corp. plc	5,304	450
	Lockheed Martin Corp.	977	380
	Dover Corp.	2,662	259
	Werner Enterprises Inc.	4,757	220
	Emerson Electric Co.	3,547	216

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Brady Corp. Class A	4,154	212
	Illinois Tool Works Inc.	1,201	207
	Oshkosh Corp.	2,582	185
	Old Dominion Freight Line Inc.	1,075	184
	UniFirst Corp.	1,011	182
	Johnson Controls International plc	5,786	182
	Cummins Inc.	977	166
*	Great Lakes Dredge & Dock Corp.	17,457	162
	Federal Signal Corp.	5,271	154
	Snap-on Inc.	1,175	152
	Schneider National Inc. Class B	6,268	151
	ITT Inc.	2,570	148
	CSW Industrials Inc.	2,019	144
	Kforce Inc.	4,706	142
	Jacobs Engineering Group Inc.	1,673	141
*	Zebra Technologies Corp.	511	134
*	Vectrus Inc.	2,344	129
*	TriNet Group Inc.	2,371	127
	PACCAR Inc.	1,707	126
*	Construction Partners Inc. Class A	6,948	123
	ManpowerGroup Inc.	1,688	117
	Marten Transport Ltd.	4,558	117
	Encore Wire Corp.	2,381	115
	Hubbell Inc. Class B	916	112
	AGCO Corp.	1,971	109
*	SPX Corp.	2,711	108
*	FTI Consulting Inc.	877	106
	ADT Inc.	14,742	104
*	Keysight Technologies Inc.	957	103
	Regal Beloit Corp.	1,299	103
	Columbus McKinnon Corp.	3,343	102
*	Saia Inc.	924	100
	Carlisle Cos. Inc.	824	99
	Exponent Inc.	1,322	98
*	Dorian LPG Ltd.	11,776	97
	Herman Miller Inc.	4,175	96
	Caterpillar Inc.	796	96
*	Echo Global Logistics Inc.	4,555	94
	DHT Holdings Inc.	15,759	94
*	Hub Group Inc. Class A	1,968	92
	Southwest Airlines Co.	2,676	86
	Teekay Tankers Ltd. Class A	4,885	85
	Landstar System Inc.	719	84
	Allison Transmission Holdings Inc.	2,205	83
	Ennis Inc.	4,390	78
	Brunswick Corp.	1,359	75
	Watts Water Technologies Inc. Class A	897	75
	Franklin Electric Co. Inc.	1,434	73
	Huntington Ingalls Industries Inc.	363	73
	Resources Connection Inc.	6,419	71
*	Generac Holdings Inc.	616	69
	Northrop Grumman Corp.	198	66
	ACCO Brands Corp.	10,634	66
	Xerox Holdings Corp.	3,785	60
*	Sykes Enterprises Inc.	2,158	59
	International Seaways Inc.	2,507	57
	Costamare Inc.	12,300	57
	MSA Safety Inc.	471	56
	MSC Industrial Direct Co. Inc. Class A	796	55
	Triton International Ltd.	1,803	55
	Powell Industries Inc.	2,028	54
	Steelcase Inc. Class A	4,642	54
	Robert Half International Inc.	1,033	52
*	United Rentals Inc.	377	52
	Badger Meter Inc.	847	52
	ESCO Technologies Inc.	623	51
	Barrett Business Services Inc.	1,006	51
*	Aerojet Rocketdyne Holdings Inc.	1,151	50
*	XPO Logistics Inc.	636	50
	Wabash National Corp.	5,242	50
	Albany International Corp. Class A	826	50
	Knight-Swift Transportation Holdings Inc.	1,173	49
	Forward Air Corp.	957	48
	Spartan Motors Inc.	2,757	47
	Tennant Co.	720	46
	Knoll Inc.	4,296	45
*	TrueBlue Inc.	2,916	45
	Deluxe Corp.	1,882	44
	McGrath RentCorp	785	44
*	Copart Inc.	476	43
	Kansas City Southern	279	42
	Belden Inc.	1,131	38
	Kelly Services Inc. Class A	2,562	38
*	Atkore International Group Inc.	1,363	37
	HNI Corp.	1,380	35
	Kennametal Inc.	1,267	35
	KBR Inc.	1,490	35
*	OSI Systems Inc.	453	34
*	Huron Consulting Group Inc.	681	31
	Curtiss-Wright Corp.	291	29
*	Ducommun Inc.	873	28
	Standex International Corp.	525	28

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Cimpress plc	272	25
	MAXIMUS Inc.	331	24
	ABM Industries Inc.	743	23
	Astec Industries Inc.	478	20
	CRA International Inc.	430	17
*	Vicor Corp.	259	16
*	WESCO International Inc.	443	15
*	Manitowoc Co. Inc.	1,389	13
	Valmont Industries Inc.	100	11
	Hackett Group Inc.	747	10
			9,682
Technology (17.0%)
	Applied Materials Inc.	9,891	556
	Apple Inc.	1,573	500
	Lam Research Corp.	1,774	485
*	Micron Technology Inc.	9,293	445
*	Adobe Inc.	962	372
	Intel Corp.	5,409	340
	Activision Blizzard Inc.	4,727	340
	Microsoft Corp.	1,642	301
	NVIDIA Corp.	829	294
*	Electronic Arts Inc.	2,017	248
*	Advanced Micro Devices Inc.	4,266	230
*	Qorvo Inc.	2,131	223
	Jabil Inc.	6,130	183
*	Cirrus Logic Inc.	2,499	181
*	Diodes Inc.	3,662	178
	Hewlett Packard Enterprise Co.	17,749	172
	Vishay Intertechnology Inc.	10,219	166
*	Facebook Inc. Class A	725	163
	Seagate Technology plc	2,991	159
	QUALCOMM Inc.	1,920	155
	PC Connection Inc.	3,475	150
*	Yandex NV Class A	3,633	146
*	Photronics Inc.	11,987	144
*	Paycom Software Inc.	463	138
	Leidos Holdings Inc.	1,294	136
	Teradyne Inc.	1,949	131
	Cisco Systems Inc.	2,667	128
*	Flex Ltd.	12,796	124
	Skyworks Solutions Inc.	985	117
	Cognizant Technology Solutions Corp. Class A	2,132	113
*	Fortinet Inc.	793	110
	Simulations Plus Inc.	2,117	107
*	Alphabet Inc. Class A	73	105
	NortonLifeLock Inc.	4,520	103
*	Take-Two Interactive Software Inc.	753	103
	Avnet Inc.	3,536	96
*	Synaptics Inc.	1,504	96
*	Lattice Semiconductor Corp.	3,828	95
	Perspecta Inc.	4,144	92
	Methode Electronics Inc.	2,898	91
	SYNNEX Corp.	847	90
*	Perficient Inc.	2,602	89
	Citrix Systems Inc.	579	86
*	Lumentum Holdings Inc.	1,111	81
	NIC Inc.	3,180	77
*	Nuance Communications Inc.	3,210	73
*	FormFactor Inc.	2,886	73
	Shutterstock Inc.	1,867	71
*	Qualys Inc.	613	71
	NetApp Inc.	1,567	70
	CDW Corp.	604	67
	Monolithic Power Systems Inc.	307	64
*	Ciena Corp.	1,074	59
*	Agilysys Inc.	3,057	59
*	Sanmina Corp.	2,049	55
*	TechTarget Inc.	1,941	53
*	CACI International Inc. Class A	209	52
*	Fabrinet	764	49
*	NETGEAR Inc.	1,787	46
	Motorola Solutions Inc.	292	40
	Power Integrations Inc.	337	37
*	TTM Technologies Inc.	3,081	36
	HP Inc.	2,324	35
	Amdocs Ltd.	537	33
	Comtech Telecommunications Corp.	1,840	33
*	OneSpan Inc.	1,608	33
	Benchmark Electronics Inc.	1,245	26
*	EchoStar Corp. Class A	844	26
*	Everi Holdings Inc.	3,686	23
*	Amkor Technology Inc.	1,909	20
*	NetScout Systems Inc.	536	15
	National Instruments Corp.	291	11
			9,669
Utilities (2.4%)
	AT&T Inc.	13,153	406
	Verizon Communications Inc.	5,454	313
	Portland General Electric Co.	3,023	142
	Southern Co.	2,370	135
	FirstEnergy Corp.	2,132	90
	CenturyLink Inc.	7,600	75
	Dominion Energy Inc.	688	59
	Cogent Communications Holdings Inc.	709	54
*	WideOpenWest Inc.	6,791	44
	Hawaiian Electric Industries Inc.	1,112	44
			1,362
Total Common Stocks (Cost $58,313)			56,493

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1,2	Vanguard Market Liquidity Fund, 0.307% (Cost $232)	2,324	232
Total Investments (99.9%)
(Cost $58,545)			56,725
Other Asset and Liabilities—Net (0.1%)[2,3]			51
Net Assets (100%)			56,776

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $53,000 was received for securities on loan.

3	Cash of $19,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2020	15	228	39

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $58,313)	56,493
Affiliated Issuers (Cost $232)	232
Total Investments in Securities	56,725
Investment in Vanguard	3
Cash Collateral Pledged—Futures Contracts	19
Receivables for Accrued Income	87
Variation Margin Receivable—Futures Contracts	—
Total Assets	56,834
Liabilities
Collateral for Securities on Loan	53
Payables to Vanguard	5
Total Liabilities	58
Net Assets	56,776

At May 31, 2020, net assets consisted of:

Paid-in Capital	76,186
Total Distributable Earnings (Loss)	(19,410)
Net Assets	56,776

Net Assets
Applicable to 850,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	56,776
Net Asset Value Per Share	$66.80

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends	700
Interest[1]	2
Securities Lending—Net	1
Total Income	703
Expenses
The Vanguard Group—Note B
Investment Advisory Fees	—
Management and Administrative	65
Marketing and Distribution	—
Custodian Fees	3
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Total Expenses	73
Expenses Paid Indirectly	(3)
Net Expenses	70
Net Investment Income	633
Realized Net Gain (Loss)
Investment Securities Sold[1]	(10,587)
Futures Contracts	(99)
Realized Net Gain (Loss)	(10,686)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(8,868)
Futures Contracts	29
Change in Unrealized Appreciation (Depreciation)	(8,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,892)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	633	1,461
Realized Net Gain (Loss)	(10,686)	(5,751)
Change in Unrealized Appreciation (Depreciation)	(8,839)	9,364
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,892)	5,074
Distributions[1]
Total Distributions	(755)	(1,366)
Capital Share Transactions
Issued	10,153	17,158
Issued in Lieu of Cash Distributions	—	—
Redeemed	(23,275)	(7,392)
Net Increase (Decrease) from Capital Share Transactions	(13,122)	9,766
Total Increase (Decrease)	(32,769)	13,474
Net Assets
Beginning of Period	89,545	76,071
End of Period	56,776	89,545

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Financial Highlights

	Six Months	Year	Feb. 13,
	Ended	Ended	2018[1] to
	May 31,	Nov. 30,	Nov. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$79.60	$76.07	$75.00
Investment Operations
Net Investment Income[2]	.586	1.340	1.007
Net Realized and Unrealized Gain (Loss) on Investments	(12.694)	3.458	.543
Total from Investment Operations	(12.108)	4.798	1.550
Distributions
Dividends from Net Investment Income	(.692)	(1.268)	(.480)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.692)	(1.268)	(.480)
Net Asset Value, End of Period	$66.80	$79.60	$76.07

Total Return	–15.14%	6.46%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57	$90	$76
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%[3]	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.62%	1.79%	1.59%[4]
Portfolio Turnover Rate	52%	98%	64%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.

3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.

4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Notes to Financial Statements

Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2018–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Multifactor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

U.S. Multifactor ETF

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $3,000, representing 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

U.S. Multifactor ETF

E. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives were as follows:

Amount
($000)
Tax Cost	58,545
Gross Unrealized Appreciation	5,467
Gross Unrealized Depreciation	(7,248)
Net Unrealized Appreciation (Depreciation)	(1,781)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $7,140,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended May 31, 2020, the fund purchased $39,545,000 of investment securities and sold $52,766,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	125	225
Issued in Lieu of Cash Distributions	—	—
Redeemed	(400)	(100)
Net Increase (Decrease) in Shares Outstanding	(275)	125

H. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF

Fund Allocation

As of May 31, 2020

Consumer Discretionary	15.0%
Consumer Staples	6.2
Energy	3.3
Financial Services	20.8
Health Care	11.7
Materials & Processing	6.1
Producer Durables	17.0
Technology	19.8
Utilities	0.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors ("RGS"), except for the "Other" category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

U.S. Quality Factor ETF

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)
Consumer Discretionary (15.0%)
	Walmart Inc.	3,168	393
	Target Corp.	3,065	375
	eBay Inc.	8,008	365
*	Booking Holdings Inc.	221	362
	NIKE Inc. Class B	3,245	320
	Lowe’s Cos. Inc.	2,116	276
	Costco Wholesale Corp.	779	240
	VF Corp.	3,734	209
	Ross Stores Inc.	1,763	171
	Aaron’s Inc.	3,344	123
*	MasterCraft Boat Holdings Inc.	5,654	84
	Gentex Corp.	3,088	82
	Expedia Group Inc.	931	74
	BorgWarner Inc.	2,170	70
	Rollins Inc.	1,654	69
	Polaris Inc.	785	69
	Best Buy Co. Inc.	838	65
	Pool Corp.	241	65
*	NVR Inc.	20	64
*	Stamps.com Inc.	319	63
*	Lululemon Athletica Inc.	209	63
	Strategic Education Inc.	369	63
*	Deckers Outdoor Corp.	338	62
	Carter’s Inc.	713	61
	Genuine Parts Co.	722	60
	New York Times Co. Class A	1,505	59
*	Ulta Beauty Inc.	225	55
*	Spotify Technology SA	300	54
	Hanesbrands Inc.	5,498	54
*	Malibu Boats Inc. Class A	1,133	53
	Williams-Sonoma Inc.	623	52
*	Skyline Champion Corp.	2,078	52
	Kontoor Brands Inc.	3,405	50
	Johnson Outdoors Inc. Class A	638	50
	Tractor Supply Co.	403	49
*	American Public Education Inc.	1,562	49
*	Discovery Inc. Class A	2,244	49
*	Gentherm Inc.	1,173	48
	Office Depot Inc.	18,748	46
*	Perdoceo Education Corp.	2,808	46
	Whirlpool Corp.	359	44
*	1-800-Flowers.com Inc. Class A	1,963	43
	TripAdvisor Inc.	2,247	43
	Standard Motor Products Inc.	993	42
	Inter Parfums Inc.	898	42
*	Universal Electronics Inc.	917	41
	Garmin Ltd.	453	41
*	American Axle & Manufacturing Holdings Inc.	5,591	40
*	Mattel Inc.	4,297	40
	News Corp. Class A	3,186	39
*	elf Beauty Inc.	2,248	39
*	Liberty TripAdvisor Holdings Inc. Class A	15,825	38
	Interface Inc.	4,376	37
	Yum China Holdings Inc.	801	37
*	Dorman Products Inc.	530	37
	Dillard’s Inc. Class A	1,221	37
	Lear Corp.	332	35
	Rent-A-Center Inc.	1,355	35
	Nielsen Holdings plc	2,455	34
*	Murphy USA Inc.	288	33
	Acushnet Holdings Corp.	991	33
	Autoliv Inc.	520	33
	Omnicom Group Inc.	603	33
	Steven Madden Ltd.	1,393	33
	Columbia Sportswear Co.	446	33
*	Grand Canyon Education Inc.	333	32
*	Cavco Industries Inc.	164	31
*	Under Armour Inc. Class A	3,564	31
	Fortune Brands Home &Security Inc.	504	31
*	Stoneridge Inc.	1,483	31
	Wolverine World Wide Inc.	1,391	29
	Estee Lauder Cos. Inc.Class A	145	29

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	Cars.com Inc.	4,588	28
	Core-Mark Holding Co. Inc.	1,008	28
*	Sonos Inc.	2,567	28
*	Tenneco Inc. Class A	4,089	28
	Haverty Furniture Cos. Inc.	1,586	27
	Scholastic Corp.	928	27
	Buckle Inc.	1,849	26
	Nordstrom Inc.	1,614	26
	Camping World Holdings Inc. Class A	1,229	26
*	Lovesac Co.	1,382	25
*	Meritor Inc.	1,209	25
	BJ’s Restaurants Inc.	1,109	24
*	IMAX Corp.	1,910	24
	Advance Auto Parts Inc.	165	23
	Ralph Lauren Corp. Class A	304	23
*	LKQ Corp.	815	22
	Cooper Tire & Rubber Co.	857	22
	PriceSmart Inc.	394	21
	John Wiley & Sons Inc. Class A	530	21
*	Skechers USA Inc. Class A	652	20
*	Lumber Liquidators Holdings Inc.	2,048	20
*	Tempur Sealy International Inc.	304	20
	Oxford Industries Inc.	461	20
	Ethan Allen Interiors Inc.	1,736	20
*	Mohawk Industries Inc.	210	20
*	Asbury Automotive Group Inc.	256	19
*	AMC Networks Inc. Class A	620	18
	La-Z-Boy Inc.	676	17
	Sonic Automotive Inc. Class A	658	17
	Matthews International Corp. Class A	830	17
	Children’s Place Inc.	407	17
*	Crocs Inc.	586	17
	Goodyear Tire & Rubber Co.	2,012	15
*	Trade Desk Inc. Class A	46	14
*	Visteon Corp.	181	13
	Macy’s Inc.	1,990	13
*	Hibbett Sports Inc.	589	11
*	Stitch Fix Inc. Class A	415	10
*	Urban Outfitters Inc.	543	9
*	YETI Holdings Inc.	273	9
	Tapestry Inc.	597	8
*	American Woodmark Corp.	128	8
*	G-III Apparel Group Ltd.	669	7
	Signet Jewelers Ltd.	642	7
	Coty Inc. Class A	1,781	6
*	ZAGG Inc.	1,003	3
			6,619
Consumer Staples (6.2%)
*	Monster Beverage Corp.	5,120	368
	Procter & Gamble Co.	2,826	327
	Altria Group Inc.	6,506	254
	PepsiCo Inc.	1,624	214
	Sysco Corp.	1,717	95
	McKesson Corp.	522	83
	Flowers Foods Inc.	3,038	72
	PetMed Express Inc.	1,911	69
*	USANA Health Sciences Inc.	710	60
*	Boston Beer Co. Inc. Class A	106	60
	Lancaster Colony Corp.	364	56
*	National Beverage Corp.	911	52
	Kellogg Co.	745	49
	Nu Skin Enterprises Inc. Class A	1,296	48
	Medifast Inc.	470	48
	SpartanNash Co.	2,188	47
*	Helen of Troy Ltd.	254	46
	John B Sanfilippo & Son Inc.	529	46
	Coca-Cola Consolidated Inc.	177	43
	WD-40 Co.	224	43
	Clorox Co.	206	42
	Campbell Soup Co.	825	42
*	Edgewell Personal Care Co.	1,368	42
	Casey’s General Stores Inc.	257	41
	Calavo Growers Inc.	684	40
	Hormel Foods Corp.	793	39
	Weis Markets Inc.	664	37
*	New Age Beverages Corp.	24,252	37
	Ingles Markets Inc. Class A	851	36
	Tootsie Roll Industries Inc.	1,007	36
	J&J Snack Foods Corp.	269	35
*	Sprouts Farmers Market Inc.	1,363	34
	Coca-Cola European Partners plc	874	33
	Ingredion Inc.	377	32
	Hershey Co.	180	24
	Kroger Co.	665	22
*	Hain Celestial Group Inc.	686	21
	MGP Ingredients Inc.	545	20
	Energizer Holdings Inc.	354	15
	Church & Dwight Co. Inc.	185	14
	Brown-Forman Corp. Class B	198	13
			2,735
Energy (3.3%)
	EOG Resources Inc.	6,407	327
	ConocoPhillips	4,722	199
	Cabot Oil & Gas Corp.	2,974	59
*	NOW Inc.	7,719	57
	Cactus Inc.	2,697	51
	Solaris Oilfield Infrastructure Inc. Class A	7,257	50
	DMC Global Inc	1,731	49

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
	Kosmos Energy Ltd.	24,787	45
*	RPC Inc.	13,716	44
*	Exterran Corp.	6,654	43
	Warrior Met Coal Inc.	2,928	41
	Liberty Oilfield Services Inc. Class A	7,970	41
*	Select Energy Services Inc. Class A	6,900	41
*	Matrix Service Co.	3,669	40
*	Apergy Corp.	4,048	37
*	ProPetro Holding Corp.	7,410	37
*	Frank’s International NV	15,699	35
	Brigham Minerals Inc. Class A	2,535	34
*	Enphase Energy Inc.	515	30
*	Magnolia Oil & Gas Corp. Class A	5,208	29
*	Renewable Energy Group Inc.	947	27
	Arch Coal Inc. Class A	693	23
	Baker Hughes Co. Class A	1,339	22
	Chevron Corp.	235	22
	NexTier Oilfield Solutions Inc.	6,551	19
	World Fuel Services Corp.	579	15
	Patterson-UTI Energy Inc.	3,906	14
*	CONSOL Energy Inc.	2,040	14
*	Dril-Quip Inc.	453	14
*	FTS International Inc.	1	—
			1,459
Financial Services (20.7%)
	Aon plc Class A	1,991	392
	S&P Global Inc.	1,111	361
	Moody’s Corp.	1,221	327
	JPMorgan Chase & Co.	2,973	289
	Bank of New York Mellon Corp.	7,626	283
	Simon Property Group Inc.	4,318	249
	Wells Fargo & Co.	8,602	228
	Visa Inc. Class A	978	191
	American Express Co.	1,247	119
	Discover Financial Services	1,895	90
	Ameriprise Financial Inc.	639	90
	FactSet Research Systems Inc.	277	85
	Lazard Ltd. Class A	3,040	82
	Northern Trust Corp.	1,009	80
	Affiliated Managers Group Inc.	1,193	79
	T. Rowe Price Group Inc.	654	79
	State Street Corp.	1,297	79
	Popular Inc.	1,959	77
	LPL Financial Holdings Inc.	1,083	77
	Equitable Holdings Inc.	3,967	76
	SLM Corp.	9,470	72
	Synchrony Financial	3,516	72
	Radian Group Inc.	4,470	71
	SEI Investments Co.	1,306	71
*	Paysign Inc.	9,745	70
	Bank of NT Butterfield & Son Ltd.	2,856	70
	First Citizens BancShares Inc. Class A	181	70
*	Credit Acceptance Corp.	184	68
	Primerica Inc.	591	67
	Comerica Inc.	1,794	65
	Iron Mountain Inc.	2,493	64
	Santander Consumer USA Holdings Inc.	3,794	63
	Brightsphere Investment Group Inc.	7,427	62
	Western Alliance Bancorp	1,612	62
	Commerce Bancshares Inc.	961	61
	Synovus Financial Corp.	3,175	61
	M&T Bank Corp.	573	61
*	SVB Financial Group	272	58
	PJT Partners Inc.	1,067	58
	Jack Henry & Associates Inc.	322	58
	Ally Financial Inc.	3,265	57
	Bank of Hawaii Corp.	878	56
	HCI Group Inc.	1,257	56
	Washington Federal Inc.	2,167	56
	Navient Corp.	7,490	56
	Park National Corp.	737	55
*	Donnelley Financial Solutions Inc.	6,755	55
	Independent Bank Corp.	3,961	55
	Diamond Hill Investment Group Inc.	513	54
	Greenhill & Co. Inc.	5,393	54
	Meta Financial Group Inc.	2,941	53
	Federated Hermes Inc.	2,404	53
	MGIC Investment Corp.	6,465	53
	HomeStreet Inc.	2,209	53
	Tompkins Financial Corp.	810	52
	Central Pacific Financial Corp.	3,203	52
	Zions Bancorp NA	1,568	52
	First Bancorp	2,021	51
	Newmark Group Inc. Class A	12,044	51
	Cboe Global Markets Inc.	476	51
	Fifth Third Bancorp	2,589	50
	Erie Indemnity Co. Class A	277	50
	Waddell & Reed Financial Inc. Class A	3,743	49
	Credicorp Ltd.	353	49
	City Holding Co.	770	48
	Regions Financial Corp.	4,217	48
	OneMain Holdings Inc.	2,036	48
	Curo Group Holdings Corp.	7,097	47

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
	Enterprise Financial Services Corp.	1,616	47
	Interactive Brokers Group Inc.	1,120	47
*	Enova International Inc.	3,334	47
	BankUnited Inc.	2,552	47
	TriCo Bancshares	1,637	46
	Citizens Financial Group Inc.	1,923	46
	Old National Bancorp	3,383	46
*	LendingClub Corp.	8,403	45
	Fulton Financial Corp.	3,994	45
	Trustmark Corp.	1,869	44
*	Axos Financial Inc.	2,019	44
*	Triumph Bancorp Inc.	1,790	44
	Eagle Bancorp Inc.	1,346	44
	Veritex Holdings Inc.	2,483	44
*	Green Dot Corp. Class A	1,135	43
	CVB Financial Corp.	2,199	43
*	CBRE Group Inc. Class A	973	43
	First Busey Corp.	2,382	43
	Associated Banc-Corp	3,020	42
	Eaton Vance Corp.	1,144	41
	Investors Bancorp Inc.	4,749	41
	Heritage Insurance Holdings Inc.	3,262	41
	Kearny Financial Corp.	4,769	41
	Evercore Inc.	740	41
	Dime Community Bancshares Inc.	2,806	41
	MarketAxess Holdings Inc.	79	40
	WSFS Financial Corp.	1,434	40
	Independent Bank Corp.	570	40
	Hilltop Holdings Inc.	2,089	39
	Brookfield Property REIT Inc. Class A	3,707	39
	FirstCash Inc.	550	38
	First Hawaiian Inc.	2,219	38
*	World Acceptance Corp.	570	38
	Lamar Advertising Co. Class A	564	37
	Atlantic Union Bankshares Corp.	1,607	37
	Flagstar Bancorp Inc.	1,255	37
	Allegiance Bancshares Inc.	1,434	37
	1st Source Corp.	1,060	37
	Alexander’s Inc.	140	36
	South State Corp.	687	36
	Heritage Financial Corp.	1,884	36
	International Bancshares Corp.	1,162	36
	Renasant Corp.	1,422	34
	Boston Private Financial Holdings Inc.	4,982	34
	GEO Group Inc.	2,802	34
	East West Bancorp Inc.	954	33
	Meridian Bancorp Inc.	2,856	33
	NBT Bancorp Inc.	1,044	33
	First Interstate BancSystem Inc. Class A	1,010	32
	Cohen & Steers Inc.	492	31
	Fidelity National Financial Inc.	976	31
	Cadence BanCorp Class A	3,846	31
	Pacific Premier Bancorp Inc.	1,431	31
	Columbia Banking System Inc.	1,259	31
	CNO Financial Group Inc.	2,041	29
	Mastercard Inc. Class A	97	29
	BancFirst Corp.	756	29
	Artisan Partners Asset Management Inc. Class A	984	29
	Raymond James Financial Inc.	410	28
	Hope Bancorp Inc.	2,974	28
	Home BancShares Inc.	1,928	28
	RMR Group Inc. Class A	1,025	28
	KeyCorp	2,299	27
	United Community Banks Inc.	1,388	27
	Employers Holdings Inc.	891	27
	UMB Financial Corp.	513	26
	Walker & Dunlop Inc.	645	26
	Universal Insurance Holdings Inc.	1,430	26
	TrustCo Bank Corp. NY	4,022	25
	AMERISAFE Inc.	411	25
	Cathay General Bancorp	925	25
	Bryn Mawr Bank Corp.	869	24
	Independent Bank Group Inc.	623	24
	Lakeland Financial Corp.	549	23
	National Bank Holdings Corp. Class A	874	23
	Stifel Financial Corp.	467	22
	Great Western Bancorp Inc.	1,563	22
*	Encore Capital Group Inc.	699	22
	PennyMac Financial Services Inc.	659	22
	Hanover Insurance Group Inc.	212	21
	EVERTEC Inc.	709	21
	Nelnet Inc. Class A	416	21
	Southside Bancshares Inc.	687	19
	Federal Agricultural Mortgage Corp. Class C	299	19
*	Watford Holdings Ltd.	1,296	19
	PacWest Bancorp	1,010	18
	ServisFirst Bancshares Inc.	493	17
	Huntington Bancshares Inc.	1,878	17
	First Commonwealth Financial Corp.	1,893	16
*	Focus Financial Partners Inc. Class A	486	14
	Charles Schwab Corp.	365	13

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
	OFG Bancorp	1,051	13
	First Horizon National Corp.	1,308	12
	Broadridge Financial Solutions Inc.	100	12
	CoreCivic Inc.	1,002	12
*	Customers Bancorp Inc.	1,042	12
	Brookline Bancorp Inc.	1,232	11
*	Cardtronics plc Class A	468	11
	Cass Information Systems Inc.	274	11
			9,179
Health Care (11.6%)
*	Biogen Inc.	1,282	394
	Johnson & Johnson	2,577	383
	Merck & Co. Inc.	4,255	344
	Humana Inc.	743	305
*	Edwards Lifesciences Corp.	1,350	303
	Abbott Laboratories	2,172	206
*	Vertex Pharmaceuticals Inc.	665	192
	Eli Lilly and Co.	668	102
*	Masimo Corp.	425	102
*	Align Technology Inc.	366	90
*	Henry Schein Inc.	1,323	80
	Cerner Corp.	1,033	75
	Cardinal Health Inc.	1,348	74
*	Haemonetics Corp.	651	71
	AmerisourceBergen Corp. Class A	714	68
*	Molina Healthcare Inc.	351	65
	Chemed Corp.	134	64
*	Incyte Corp.	612	62
*	ABIOMED Inc.	272	61
*	Zynex Inc.	2,954	57
*	Amedisys Inc.	290	56
*	Veeva Systems Inc. Class A	251	55
*	Quidel Corp.	308	54
	National Research Corp.	949	54
*	Catalyst Pharmaceuticals Inc.	12,442	54
	Dentsply Sirona Inc.	1,147	53
*	Omnicell Inc.	773	52
	Healthcare Services Group Inc.	2,125	51
*	Jazz Pharmaceuticals plc	412	49
	Bruker Corp.	1,097	48
*	Akebia Therapeutics Inc.	4,072	47
*	Addus HomeCare Corp.	473	47
*	Corcept Therapeutics Inc.	2,937	45
*	Exelixis Inc.	1,787	44
*	Alexion Pharmaceuticals Inc.	364	44
*	Lantheus Holdings Inc.	3,018	41
*	Alkermes plc	2,440	40
*	Neogen Corp.	524	37
	West Pharmaceutical Services Inc.	172	37
*	Tivity Health Inc.	3,445	37
*	Joint Corp.	2,398	36
*	Natus Medical Inc.	1,688	36
*	Eagle Pharmaceuticals Inc.	664	34
	ResMed Inc.	209	34
*	Mallinckrodt plc	11,845	33
*	Orthofix Medical Inc.	979	33
*	DaVita Inc.	395	32
*	Medpace Holdings Inc.	341	32
*	OraSure Technologies Inc.	2,159	31
	Patterson Cos. Inc.	1,594	31
*	Providence Service Corp.	386	31
*	Hologic Inc.	584	31
*	Collegium Pharmaceutical Inc.	1,395	31
	Owens & Minor Inc.	3,842	31
	Atrion Corp.	47	30
*	BioSpecifics Technologies Corp.	483	30
*	Varian Medical Systems Inc.	247	30
*	Lexicon Pharmaceuticals Inc.	15,693	30
*	Surmodics Inc.	771	29
*	Axogen Inc.	2,913	28
*	Globus Medical Inc.	500	27
*	Meridian Bioscience Inc.	1,761	27
*	Myriad Genetics Inc.	1,865	27
*	STAAR Surgical Co.	660	26
*	Cutera Inc.	1,807	24
*	CorVel Corp.	334	23
*	NextGen Healthcare Inc.	2,197	23
*	NuVasive Inc.	369	22
*	BioTelemetry Inc.	467	22
	Luminex Corp.	684	21
*	HealthStream Inc.	880	20
*	Innoviva Inc.	1,428	20
*	ICU Medical Inc.	98	20
*	AngioDynamics Inc.	1,887	19
	LeMaitre Vascular Inc.	715	19
*	ACADIA Pharmaceuticals Inc.	381	19
*	Cardiovascular Systems Inc.	442	17
*	United Therapeutics Corp.	143	17
*	Tactile Systems Technology Inc.	315	15
	Cooper Cos. Inc.	40	13
*	XENCOR INC	400	12
	Computer Programs and Systems Inc.	473	11
	STERIS plc	58	10
*	Intersect ENT Inc.	819	9
*	Vanda Pharmaceuticals Inc.	740	9
*	Inogen Inc.	220	8
			5,156

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
Materials & Processing (6.0%)
	Sherwin-Williams Co.	343	204
	Fastenal Co.	1,955	81
	AO Smith Corp.	1,658	79
	Simpson Manufacturing Co. Inc.	946	76
	NewMarket Corp.	163	71
*	Trex Co. Inc.	581	70
*	Alcoa Corp.	7,561	70
	Reliance Steel & Aluminum Co.	689	67
	Materion Corp.	1,241	65
	FMC Corp.	629	62
	Myers Industries Inc.	4,510	61
	Trane Technologies plc	660	60
	Watsco Inc.	328	58
	Acuity Brands Inc.	670	58
	AAON Inc.	1,018	55
	PPG Industries Inc.	537	55
	UFP Industries Inc.	1,192	55
*	Verso Corp.	3,779	54
	Avery Dennison Corp.	491	54
	Orion Engineered Carbons SA	4,631	51
	Quanex Building Products Corp.	4,123	51
	Neenah Inc.	997	50
	Innospec Inc.	603	47
	Cabot Corp.	1,161	41
	Chase Corp.	412	41
*	MRC Global Inc.	5,921	35
*	BMC Stock Holdings Inc.	1,313	34
	AptarGroup Inc.	307	34
	Mueller Industries Inc.	1,263	34
	Boise Cascade Co.	938	32
	Steel Dynamics Inc.	1,195	32
	Eagle Materials Inc.	455	30
	Packaging Corp. of America	289	29
	Stepan Co.	295	29
*	TopBuild Corp.	240	28
*	GCP Applied Technologies Inc.	1,364	28
*	Gibraltar Industries Inc.	624	27
	Commercial Metals Co.	1,560	27
*	Axalta Coating Systems Ltd.	1,135	26
	Comfort Systems USA Inc.	705	26
	Apogee Enterprises Inc.	1,235	26
*	Univar Solutions Inc.	1,644	25
	CF Industries Holdings Inc.	854	25
	Kronos Worldwide Inc.	2,528	25
	Nucor Corp.	576	24
*	Builders FirstSource Inc.	1,157	24
	Sensient Technologies Corp.	468	23
*	GMS Inc.	1,142	23
	Gold Resource Corp.	5,986	23
	Kaiser Aluminum Corp.	316	23
*	Foundation Building Materials Inc.	1,700	23
	Compass Minerals International Inc.	448	22
	Huntsman Corp.	1,178	21
	Haynes International Inc.	885	20
	Worthington Industries Inc.	643	19
	Louisiana-Pacific Corp.	803	19
	Howmet Aerospace Inc.	1,440	19
	WR Grace & Co.	356	19
	Graphic Packaging Holding Co.	1,250	18
	PolyOne Corp.	719	18
*	RBC Bearings Inc.	126	18
*	Masonite International Corp.	266	18
	Owens Corning	332	17
	O-I Glass Inc.	1,999	15
	International Paper Co.	405	14
*	JELD-WEN Holding Inc.	945	13
	Domtar Corp.	603	12
*	Installed Building Products Inc.	183	12
*	PGT Innovations Inc.	831	11
*	Ferro Corp.	870	10
*	Arconic Corp.	164	2
			2,668
Producer Durables (17.0%)
	Lockheed Martin Corp.	869	338
	Illinois Tool Works Inc.	1,836	317
	Emerson Electric Co.	4,922	300
	Accenture plc Class A	1,447	292
	Automatic Data Processing Inc.	1,663	244
	Paychex Inc.	2,507	181
	United Parcel Service Inc. Class B	1,050	105
	Rockwell Automation Inc.	419	91
	Graco Inc.	1,794	87
	Brunswick Corp.	1,562	86
	Robert Half International Inc.	1,691	86
	Southwest Airlines Co.	2,612	84
	Landstar System Inc.	710	83
*	Keysight Technologies Inc.	741	80
	ManpowerGroup Inc.	1,129	78
*	TriNet Group Inc.	1,447	78
*	Proto Labs Inc.	605	76
	WW Grainger Inc.	246	76
	Nordson Corp.	404	76
	Donaldson Co. Inc.	1,595	76
	Insperity Inc.	1,413	73
	AGCO Corp.	1,267	70
	Exponent Inc.	929	69
	MSA Safety Inc.	579	69

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	Zebra Technologies Corp.	263	69
	CSW Industrials Inc.	936	67
	Allegion plc	669	67
*	Mettler-Toledo International Inc.	83	66
	Snap-on Inc.	508	66
	Cummins Inc.	377	64
	Cintas Corp.	256	63
	Lincoln Electric Holdings Inc.	768	63
	JB Hunt Transport Services Inc.	498	60
*	FARO Technologies Inc.	1,053	59
	Kforce Inc.	1,865	56
	CH Robinson Worldwide Inc.	679	55
	Toro Co.	771	55
	Crane Co.	975	54
*	TrueBlue Inc.	3,483	54
	FLIR Systems Inc.	1,161	54
	UniFirst Corp.	295	53
	Xylem Inc.	793	53
	Honeywell International Inc.	357	52
	Xerox Holdings Corp.	3,275	52
	Expeditors International of Washington Inc.	667	51
	MAXIMUS Inc.	703	51
	Barrett Business Services Inc.	994	50
	Watts Water Technologies Inc. Class A	604	50
	HNI Corp.	1,914	49
	Schneider National Inc. Class B	1,997	48
*	Hub Group Inc. Class A	1,021	48
	Kelly Services Inc. Class A	3,185	48
	Franklin Electric Co. Inc.	938	48
	Steelcase Inc. Class A	4,106	48
	Hubbell Inc.	387	47
*	OSI Systems Inc.	602	46
	Ennis Inc.	2,551	45
	Luxfer Holdings plc	3,196	45
	Brady Corp. Class A	871	45
	Old Dominion Freight Line Inc.	260	44
	MSC Industrial Direct Co. Inc. Class A	640	44
	Badger Meter Inc.	724	44
	Astec Industries Inc.	1,042	44
*	Forrester Research Inc.	1,405	44
	Deluxe Corp.	1,838	43
*	Vicor Corp.	697	43
*	Aerojet Rocketdyne Holdings Inc.	960	42
	Hackett Group Inc.	3,035	42
	Brink’s Co.	1,007	40
*	Generac Holdings Inc.	357	40
	Powell Industries Inc.	1,475	39
	Heidrick & Struggles International Inc.	1,753	39
*	Cimpress plc	431	39
	Kadant Inc.	396	38
*	FTI Consulting Inc.	306	37
	Standex International Corp.	696	37
	Raven Industries Inc.	1,684	36
	Quad/Graphics Inc.	12,627	36
	Huntington Ingalls Industries Inc.	180	36
	Valmont Industries Inc.	312	36
	Albany International Corp.	579	35
	Werner Enterprises Inc.	755	35
	Tennant Co.	543	35
	Enerpac Tool Group Corp. Class A	1,897	34
*	Napco Security Technologies Inc.	1,483	34
*	Waters Corp.	167	33
	Flowserve Corp.	1,267	33
	Dover Corp.	336	33
*	Sykes Enterprises Inc.	1,198	33
	EMCOR Group Inc.	511	32
*	Conduent Inc.	13,530	32
	ITT Inc.	560	32
	Oshkosh Corp.	447	32
	Stanley Black & Decker Inc.	249	31
	Herman Miller Inc.	1,355	31
	Kaman Corp.	779	31
	AZZ Inc.	963	31
	Resources Connection Inc.	2,750	30
*	Copart Inc.	338	30
	Marten Transport Ltd.	1,178	30
	Pitney Bowes Inc.	12,595	30
	Curtiss-Wright Corp.	293	29
	Terex Corp.	1,868	29
	McGrath RentCorp	513	29
*	Echo Global Logistics Inc.	1,375	28
*	Clean Harbors Inc.	467	28
	Wabash National Corp.	2,860	27
	IDEX Corp.	171	27
*	Aegion Corp. Class A	1,788	27
*	Modine Manufacturing Co.	4,924	26
	Barnes Group Inc.	696	26
*	Teledyne Technologies Inc.	70	26
*	ASGN Inc.	423	26
	Belden Inc.	740	25
	Columbus McKinnon Corp.	807	25
	Encore Wire Corp.	492	24
	Helios Technologies Inc.	656	23
*	Great Lakes Dredge & Dock Corp.	2,523	23
	Spartan Motors Inc.	1,356	23
	Kennametal Inc.	828	23

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	Construction Partners Inc. Class A	1,297	23
*	Manitowoc Co. Inc.	2,455	23
*	Lydall Inc.	1,979	21
	ACCO Brands Corp.	3,342	21
*	WESCO International Inc.	614	20
	Regal Beloit Corp.	253	20
*	SPX Corp.	500	20
	Applied Industrial Technologies Inc.	343	20
	Littelfuse Inc.	122	20
*	MYR Group Inc.	685	20
	Forward Air Corp.	383	19
	Heartland Express Inc.	816	18
*	MasTec Inc.	446	17
*	Astronics Corp.	1,898	17
*	Verra Mobility Corp. Class A	1,477	16
*	Atkore International Group Inc.	597	16
	Copa Holdings SA Class A	361	16
	Federal Signal Corp.	485	14
	TTEC Holdings Inc.	322	14
	HEICO Corp.	132	13
*	SPX FLOW Inc.	344	12
	Textron Inc.	374	12
*	HD Supply Holdings Inc.	358	11
	AAR Corp.	561	11
	ABM Industries Inc.	364	11
*	Itron Inc.	162	10
	Allison Transmission Holdings Inc.	270	10
	Woodward Inc.	145	10
	Knoll Inc.	861	9
*	CBIZ Inc.	296	7
			7,501
Technology (19.7%)
	Cisco Systems Inc.	8,435	403
	Texas Instruments Inc.	3,163	376
	Intuit Inc.	1,277	371
*	Adobe Inc.	939	363
	Apple Inc.	1,130	359
	NVIDIA Corp.	947	336
*	Facebook Inc. Class A	1,247	281
*	Advanced Micro Devices Inc.	4,986	268
	Intel Corp.	4,064	256
	QUALCOMM Inc.	3,022	244
	TE Connectivity Ltd.	2,725	221
	Applied Materials Inc.	3,327	187
	Cognizant Technology Solutions Corp. Class A	3,492	185
*	Fortinet Inc.	790	110
	Lam Research Corp.	387	106
*	Manhattan Associates Inc.	1,117	99
*	Paycom Software Inc.	292	87
*	Synopsys Inc.	459	83
	National Instruments Corp.	2,034	79
	Teradyne Inc.	1,169	78
*	Digital Turbine Inc.	12,163	78
	NetApp Inc.	1,728	77
*	Check Point Software Technologies Ltd.	685	75
	Ubiquiti Inc.	395	73
*	Arista Networks Inc.	296	69
*	Qualys Inc.	598	69
*	Yandex NV Class A	1,704	69
	Hewlett Packard Enterprise Co.	6,987	68
	Citrix Systems Inc.	446	66
	Seagate Technology plc	1,242	66
*	EverQuote Inc. Class A	1,187	64
*	Cadence Design Systems Inc.	696	64
*	A10 Networks Inc.	9,185	62
	Monolithic Power Systems Inc.	290	61
	Dolby Laboratories Inc. Class A	980	60
*	Groupon Inc.	45,813	58
	Maxim Integrated Products Inc.	1,010	58
*	iRobot Corp.	775	57
*	Agilysys Inc.	2,910	56
*	Teradata Corp.	2,515	54
	Skyworks Solutions Inc.	445	53
	NIC Inc.	2,183	53
*	Aspen Technology Inc.	496	52
	Shutterstock Inc.	1,366	52
	Simulations Plus Inc.	1,022	52
*	Take-Two Interactive Software Inc.	372	51
	Avnet Inc.	1,848	50
*	ShotSpotter Inc.	2,150	50
*	F5 Networks Inc.	344	50
	Universal Display Corp.	334	49
	KLA Corp.	275	48
*	IPG Photonics Corp.	303	47
*	Ciena Corp.	848	47
	ADTRAN Inc.	3,937	45
*	Gartner Inc.	368	45
	Blackbaud Inc.	747	44
	PC Connection Inc.	1,005	43
*	TrueCar Inc.	16,105	43
*	Telenav Inc.	8,779	43
*	NeoPhotonics Corp.	4,925	43
*	EPAM Systems Inc.	183	42
*	Avaya Holdings Corp.	2,876	42
*	GoDaddy Inc. Class A	532	41
*	Intelligent Systems Corp.	1,272	41
	CDW Corp.	367	41

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	Yelp Inc.	1,866	41
*	Lattice Semiconductor Corp.	1,629	41
*	Zscaler Inc.	409	40
	Xilinx Inc.	434	40
*	SPS Commerce Inc.	576	39
*	OneSpan Inc.	1,928	39
*	VMware Inc. Class A	250	39
*	Nutanix Inc.	1,602	39
*	Zynga Inc.	4,186	38
*	Coherent Inc.	255	37
*	Glu Mobile Inc.	3,688	37
	SYNNEX Corp.	341	36
*	NETGEAR Inc.	1,408	36
*	Arrow Electronics Inc.	516	36
*	Appfolio Inc.	216	34
*	Anaplan Inc.	717	33
*	Sanmina Corp.	1,235	33
*	Lumentum Holdings Inc.	445	33
*	SecureWorks Corp. Class A	2,416	33
	Power Integrations Inc.	293	32
*	3D Systems Corp.	4,303	32
*	CommVault Systems Inc.	778	31
*	TechTarget Inc.	1,141	31
*	Endurance International Group Holdings Inc.	8,600	31
*	ePlus Inc.	415	31
*	Calix Inc.	2,153	30
*	Cirrus Logic Inc.	394	29
*	Mitek Systems Inc.	3,043	28
*	Rubicon Project Inc.	4,456	28
	Jabil Inc.	917	27
*	MicroStrategy Inc.	216	27
*	Diodes Inc.	542	26
*	Rogers Corp.	242	26
*	MobileIron Inc.	5,661	26
*	Synaptics Inc.	399	25
*	Silicon Laboratories Inc.	264	25
*	Semtech Corp.	462	25
*	DSP Group Inc.	1,344	24
*	Alarm.com Holdings Inc.	494	23
*	Upwork Inc.	1,873	23
*	SMART Global Holdings Inc.	829	22
*	Tucows Inc. Class A	353	21
	QAD Inc. Class A	460	21
*	Cargurus Inc.	774	20
*	Eventbrite Inc. Class A	2,328	20
*	Synchronoss Technologies Inc.	7,080	19
*	FormFactor Inc.	739	19
*	Flex Ltd.	1,865	18
	Amdocs Ltd.	285	18
*	Altair Engineering Inc. Class A	437	17
*	Ambarella Inc.	297	17
	Activision Blizzard Inc.	223	16
	Brooks Automation Inc.	393	16
*	Photronics Inc.	1,287	15
*	Micron Technology Inc.	317	15
*	comScore Inc.	3,772	14
*	Amkor Technology Inc.	1,318	14
	Progress Software Corp.	342	14
*	Perficient Inc.	382	13
	Methode Electronics Inc.	411	13
	CSG Systems International Inc.	268	13
*	Viavi Solutions Inc.	1,089	13
*	Plexus Corp.	192	12
*	Stratasys Ltd.	681	12
*	NetScout Systems Inc.	439	12
*	Digimarc Corp.	693	12
*	Bottomline Technologies (de) Inc.	190	10
*	Axcelis Technologies Inc.	325	9
*	CEVA Inc.	215	7
	Plantronics Inc.	552	7
	Vishay Intertechnology Inc.	399	6
			8,702
Utilities (0.1%)
*	Vonage Holdings Corp.	1,912	18
*	Consolidated Communications Holdings Inc.	2,746	17
*	Boingo Wireless Inc.	802	11
*	Evoqua Water Technologies Corp.	400	8
			54
Total Common Stocks (Cost $43,170)			44,073
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 0.307% (Cost $282)	2,819	282
Total Investments (100.2%) (Cost $43,452)			44,355
Other Asset and Liabilities—Net (-0.2%)[2]			(107)
Net Assets (100%)			44,248

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Cash of $16,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

U.S. Quality Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2020	9	137	2

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $43,170)	44,073
Affiliated Issuers (Cost $282)	282
Total Investments in Securities	44,355
Investment in Vanguard	2
Cash	1
Cash Collateral Pledged—Futures Contracts	16
Receivables for Accrued Income	54
Variation Margin Receivable—Futures Contracts	—
Total Assets	44,428
Liabilities
Payables for Investment Securities Purchased	178
Payables to Vanguard	2
Total Liabilities	180
Net Assets	44,248

At May 31, 2020, net assets consisted of:

Paid-in Capital	43,492
Total Distributable Earnings (Loss)	756
Net Assets	44,248

Net Assets
Applicable to 575,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,248
Net Asset Value Per Share	$76.95

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends	228
Interest[1]	1
Total Income	229
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	13
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	17
Net Investment Income	212
Realized Net Gain (Loss)
Investment Securities Sold[1]	(23)
Futures Contracts	(8)
Realized Net Gain (Loss)	(31)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(836)
Futures Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	(837)
Net Increase (Decrease) in Net Assets Resulting from Operations	(656)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212	323
Realized Net Gain (Loss)	(31)	(210)
Change in Unrealized Appreciation (Depreciation)	(837)	1,968
Net Increase (Decrease) in Net Assets Resulting from Operations	(656)	2,081
Distributions[1]
Total Distributions	(180)	(294)
Capital Share Transactions
Issued	26,167	5,436
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,136)	(3,851)
Net Increase (Decrease) from Capital Share Transactions	24,031	1,585
Total Increase (Decrease)	23,195	3,372
Net Assets
Beginning of Period	21,053	17,681
End of Period	44,248	21,053

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Financial Highlights

	Six Months	Year	Feb. 13,
	Ended	Ended	2018[1] to
	May 31,	Nov. 30,	Nov. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$84.21	$78.58	$75.00
Investment Operations
Net Investment Income[2]	.613	1.199	.899
Net Realized and Unrealized Gain (Loss) on Investments	(7.281)	5.559	3.266
Total from Investment Operations	(6.668)	6.758	4.165
Distributions
Dividends from Net Investment Income	(.592)	(1.128)	(.585)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.592)	(1.128)	(.585)
Net Asset Value, End of Period	$76.95	$84.21	$78.58

Total Return	–7.86%	8.75%	5.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44	$21	$18
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.61%	1.52%	1.40%[3]
Portfolio Turnover Rate	21%	80%	25%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	The ratio of total expenses to average net assets before an expense reduction of 0.04% was 0.17%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Notes to Financial Statements

Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2018–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Quality Factor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

U.S. Quality Factor ETF

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	43,452
Gross Unrealized Appreciation	4,987
Gross Unrealized Depreciation	(4,082)
Net Unrealized Appreciation (Depreciation)	905

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $226,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended May 31, 2020, the fund purchased $29,868,000 of investment securities and sold $5,846,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	350	75
Issued in Lieu of Cash Distributions	—	—
Redeemed	(25)	(50)
Net Increase (Decrease) in Shares Outstanding	325	25

U.S. Quality Factor ETF

At May 31, 2020, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF

Fund Allocation

As of May 31, 2020

Consumer Discretionary	14.7%
Consumer Staples	5.7
Energy	6.2
Financial Services	29.8
Health Care	5.5
Materials & Processing	8.7
Producer Durables	13.6
Technology	6.8
Utilities	9.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors ("RGS"), except for the "Other" category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

U.S. Value Factor ETF

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)
Consumer Discretionary (14.6%)
	Comcast Corp. Class A	15,855	628
	General Motors Co.	23,806	616
	Ford Motor Co.	97,548	557
	eBay Inc.	8,836	402
	PulteGroup Inc.	11,075	376
	ViacomCBS Inc. Class B	14,547	302
	Toll Brothers Inc.	9,243	299
*	AutoNation Inc.	6,975	275
*	Meritage Homes Corp.	3,952	275
*	DISH Network Corp. Class A	8,663	274
	Target Corp.	2,127	260
	Nexstar Media Group Inc. Class A	2,812	234
*	Capri Holdings Ltd.	15,482	233
*	Discovery Inc. Class A	10,141	221
	Aaron’s Inc.	5,829	215
	Penske Automotive Group Inc.	5,734	205
	Lennar Corp. Class A	3,306	200
	Cinemark Holdings Inc.	12,367	186
	Big Lots Inc.	4,742	184
	BorgWarner Inc.	5,618	181
*	TRI Pointe Group Inc.	12,394	177
	Foot Locker Inc.	6,333	175
	Wyndham Destinations Inc.	5,431	173
	Meredith Corp.	11,271	168
	Dana Inc.	12,839	162
	Tupperware Brands Corp.	49,505	160
	Newell Brands Inc.	11,866	156
	KAR Auction Services Inc.	10,612	152
*	Gray Television Inc.	10,911	152
*	Qurate Retail Group Inc. QVC Group Class A	18,461	152
	Goodyear Tire & Rubber Co.	18,898	144
	Sonic Automotive Inc. Class A	5,457	143
	Harley-Davidson Inc.	6,682	143
*	MarineMax Inc.	7,368	140
*	MSG Networks Inc.	11,184	138
*	Michaels Cos. Inc.	34,774	134
	Amerco	415	134
	Ralph Lauren Corp. Class A	1,726	130
	Marcus Corp.	9,538	129
	Rent-A-Center Inc.	5,046	128
*	Mohawk Industries Inc.	1,360	127
	Lear Corp.	1,193	127
*	Genesco Inc.	6,634	123
	Hanesbrands Inc.	12,172	120
	Whirlpool Corp.	983	120
	National CineMedia Inc.	43,486	120
	Group 1 Automotive Inc.	1,897	119
	Designer Brands Inc. Class A	19,245	118
	Lithia Motors Inc. Class A	977	118
*	Sally Beauty Holdings Inc.	8,963	117
	Graham Holdings Co. Class B	323	116
*	Sleep Number Corp.	3,634	113
*	Hibbett Sports Inc.	5,775	112
	PVH Corp.	2,453	112
*	WW International Inc.	4,649	111
	KB Home	3,338	110
	Tapestry Inc.	8,057	110
*	Beazer Homes USA Inc.	11,033	108
	Polaris Inc.	1,177	103
	Tilly’s Inc. Class A	20,018	102
	Dick’s Sporting Goods Inc.	2,813	101
*	Asbury Automotive Group Inc.	1,387	100
	Cooper Tire & Rubber Co.	3,801	98
*	LKQ Corp.	3,519	97
	Shoe Carnival Inc.	3,710	96
*	American Woodmark Corp.	1,528	96
*	Sportsman’s Warehouse Holdings Inc.	8,549	95
	Haverty Furniture Cos. Inc.	5,394	93
*	SP Plus Corp.	4,550	93
*	G-III Apparel Group Ltd.	8,614	89
	Interface Inc.	10,070	86
*	Zumiez Inc.	3,481	85

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Cato Corp. Class A	8,550	83
*	Vera Bradley Inc.	15,448	81
	Matthews International Corp. Class A	3,917	81
*	Adient plc	4,717	80
	Autoliv Inc.	1,260	80
*	Meritor Inc.	3,898	79
	Brinker International Inc.	2,798	74
	American Eagle Outfitters Inc.	8,045	74
	Caleres Inc.	10,026	72
*	Hudson Ltd. Class A	13,964	70
*	Cars.com Inc.	11,171	69
*	LGI Homes Inc.	796	66
	Movado Group Inc.	6,317	66
	Entercom Communications Corp. Class A	39,487	66
	Hyatt Hotels Corp. Class A	1,192	66
	Signet Jewelers Ltd.	6,133	65
	Ethan Allen Interiors Inc.	5,722	65
	Jack in the Box Inc.	929	62
*	Urban Outfitters Inc.	3,583	61
*	Malibu Boats Inc. Class A	1,281	60
	TEGNA Inc.	5,058	59
*	Cooper-Standard Holdings Inc.	5,550	58
*	Skechers USA Inc. Class A	1,709	54
	Office Depot Inc.	21,404	53
	Aramark	2,002	52
*	Liberty Media Corp-Liberty SiriusXM Class C	1,418	52
*	Laureate Education Inc. Class A	5,295	52
	MDC Holdings Inc.	1,511	51
	Dillard’s Inc. Class A	1,701	51
*	Adtalem Global Education Inc.	1,523	51
*	Motorcar Parts of America Inc.	3,075	49
	EW Scripps Co. Class A	5,564	48
	H&R Block Inc.	2,825	48
	Buckle Inc.	3,347	47
*	Universal Electronics Inc.	1,000	45
	Sinclair Broadcast Group Inc. Class A	2,291	43
	Oxford Industries Inc.	1,001	43
	Interpublic Group of Cos. Inc.	2,433	42
	Nielsen Holdings plc	2,963	41
	Carriage Services Inc. Class A	2,157	40
*	AMC Networks Inc. Class A	1,390	39
*	Lands’ End Inc.	6,229	39
*	Funko Inc. Class A	6,123	35
^	AMC Entertainment Holdings Inc. Class A	6,191	32
	Advance Auto Parts Inc.	219	31
	Wolverine World Wide Inc.	1,440	30
	Extended Stay America Inc.	2,565	30
*	Century Communities Inc.	902	27
	Guess? Inc.	2,758	26
	Nordstrom Inc.	1,507	24
*	Liberty Media Corp-Liberty SiriusXM Rights Exp. 06/05/2020	133	1
			15,261
Consumer Staples (5.7%)
	Walgreens Boots Alliance Inc.	20,074	862
	Kraft Heinz Co.	27,580	840
	CVS Health Corp.	12,310	807
	Philip Morris International Inc.	8,280	607
	Archer-Daniels-Midland Co.	9,091	357
	Kroger Co.	7,442	243
	Ingredion Inc.	2,881	243
	Keurig Dr Pepper Ord Shs	8,500	237
	Tyson Foods Inc. Class A	3,752	230
	SpartanNash Co.	9,900	212
	General Mills Inc.	3,344	211
	Ingles Markets Inc. Class A	3,989	170
*	Pilgrim’s Pride Corp.	8,214	170
	Molson Coors Beverage Co. Class B	4,077	155
*	Darling Ingredients Inc.	6,334	148
*	US Foods Holding Corp.	7,137	137
	Universal Corp.	2,887	127
	Bunge Ltd.	1,787	70
	Weis Markets Inc.	1,080	60
	JM Smucker Co.	335	38
	Conagra Brands Inc.	768	27
	Kimberly-Clark Corp.	150	21
			5,972
Energy (6.1%)
	Phillips 66	5,342	418
	Kinder Morgan Inc.	23,129	365
	Exxon Mobil Corp.	7,051	321
	ConocoPhillips	7,430	313
	Chevron Corp.	3,328	305
	EOG Resources Inc.	5,870	299
	Valero Energy Corp.	3,523	235
	Archrock Inc.	27,723	176
*	Bonanza Creek Energy Inc.	9,174	155
	Berry Corp.	35,578	151
	Diamondback Energy Inc.	3,518	150
	HollyFrontier Corp.	4,750	149
	Williams Cos. Inc.	7,157	146
*	Montage Resources Corp.	22,863	140

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Ovintiv Inc.	18,097	139
	Arch Coal Inc. Class A	4,063	134
	Warrior Met Coal Inc.	9,258	130
*	Renewable Energy Group Inc.	4,138	118
*	Northern Oil and Gas Inc.	149,868	117
*	CONSOL Energy Inc.	17,104	116
	Arcosa Inc.	2,953	113
	Antero Midstream Corp.	23,363	112
*	Talos Energy Inc.	9,152	111
*	Ring Energy Inc.	89,500	106
	ONEOK Inc.	2,888	106
	Continental Resources Inc.	8,503	104
*	Laredo Petroleum Inc.	119,953	102
	Solaris Oilfield Infrastructure Inc. Class A	13,237	92
	PBF Energy Inc. Class A	8,165	87
	Liberty Oilfield Services Inc. Class A	16,291	84
	Delek US Holdings Inc.	4,183	82
	Valvoline Inc.	4,146	76
*	Penn Virginia Corp.	8,624	76
	Cabot Oil & Gas Corp.	3,807	76
*	Matador Resources Co.	9,402	74
*	Newpark Resources Inc.	35,511	72
*	CNX Resources Corp.	6,312	64
	Patterson-UTI Energy Inc.	17,378	64
	Murphy Oil Corp.	5,354	64
	Marathon Oil Corp.	11,707	63
	Equitrans Midstream Corp.	7,438	60
*	Matrix Service Co.	5,446	60
	CVR Energy Inc.	2,764	56
*	Comstock Resources Inc.	10,348	55
	Pioneer Natural Resources Co.	583	53
*	Green Plains Inc.	5,879	50
*,^	Denbury Resources Inc.	221,224	47
*	REX American Resources Corp.	715	42
	Peabody Energy Corp.	12,934	41
	World Fuel Services Corp.	1,595	41
	NexTier Oilfield Solutions Inc.	11,717	34
*	Callon Petroleum Co.	47,791	32
*	Southwestern Energy Co.	7,146	22
*	ProPetro Holding Corp.	4,218	21
*	Chesapeake Energy Corp.	1	—
			6,419
Financial Services (29.6%)
	American International Group Inc.	23,809	716
	Travelers Cos. Inc.	6,570	703
	Prudential Financial Inc.	10,498	640
	Morgan Stanley	13,933	616
	MetLife Inc.	17,084	615
	Chubb Ltd.	5,026	613
	Citigroup Inc.	12,541	601
	Bank of New York Mellon Corp.	15,415	573
	Goldman Sachs Group Inc.	2,866	563
*	Berkshire Hathaway Inc. Class B	2,842	527
	Truist Financial Corp.	14,022	516
	Aflac Inc.	14,037	512
	Allstate Corp.	4,913	481
	PNC Financial Services Group Inc.	4,169	475
	Capital One Financial Corp.	6,947	473
	Wells Fargo & Co.	14,517	384
	US Bancorp	9,215	328
	Bank of America Corp.	13,448	324
	Santander Consumer USA Holdings Inc.	19,611	324
	JPMorgan Chase & Co.	3,195	311
	Lakeland Bancorp Inc.	24,724	274
	Axis Capital Holdings Ltd.	7,286	274
	Progressive Corp.	3,419	266
	Alliance Data Systems Corp.	5,261	244
*	Enstar Group Ltd.	1,711	244
	BlackRock Inc.	459	243
	Hartford Financial Services Group Inc.	6,297	241
	Realogy Holdings Corp.	39,430	239
	Umpqua Holdings Corp.	20,764	236
	Popular Inc.	5,494	217
	Equitable Holdings Inc.	11,322	216
	RenaissanceRe Holdings Ltd.	1,275	214
*	Mr Cooper Group Inc.	18,219	203
	Park National Corp.	2,652	199
*	Athene Holding Ltd. Class A	6,736	195
	CNA Financial Corp.	6,415	194
	Associated Banc-Corp	13,277	186
	Lincoln National Corp.	4,807	182
	Voya Financial Inc.	4,047	182
	National General Holdings Corp.	8,966	182
	Ally Financial Inc.	10,416	182
	Citizens Financial Group Inc.	7,310	176
	Wintrust Financial Corp.	4,029	171
	EPR Properties	5,151	163
	Unum Group	10,631	161
	First Interstate BancSystem Inc. Class A	5,146	161
	First Merchants Corp.	5,569	156
	MGIC Investment Corp.	18,926	155
	Bank OZK	6,833	154
	OneMain Holdings Inc.	6,585	154

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Fifth Third Bancorp	7,912	153
*	Brighthouse Financial Inc.	5,119	152
	Invesco Ltd.	18,619	148
	Radian Group Inc.	9,196	146
	Valley National Bancorp	18,169	145
	Reinsurance Group of America Inc.	1,592	144
	FNB Corp.	19,101	142
	American Equity Investment Life Holding Co.	6,524	142
	Webster Financial Corp.	4,960	140
	Hope Bancorp Inc.	14,761	140
	Sterling Bancorp	11,301	139
	Everest Re Group Ltd.	697	138
	PacWest Bancorp	7,981	138
	People’s United Financial Inc.	12,064	138
	Hancock Whitney Corp.	6,358	137
	First Horizon National Corp.	14,629	137
	First BanCorp	24,872	136
	Sandy Spring Bancorp Inc.	5,607	136
	Kemper Corp.	2,091	133
	New York Community Bancorp Inc.	13,158	132
	Comerica Inc.	3,576	130
	Independent Bank Group Inc.	3,417	129
	Pinnacle Financial Partners Inc.	3,238	129
	Regions Financial Corp.	11,405	129
	Nelnet Inc. Class A	2,602	128
	Principal Financial Group Inc.	3,309	128
	East West Bancorp Inc.	3,625	127
*	Customers Bancorp Inc.	11,399	126
	Cadence BanCorp Class A	15,430	125
	Synovus Financial Corp.	6,449	124
	Franklin Resources Inc.	6,496	123
	Essent Group Ltd.	3,703	122
	Stifel Financial Corp.	2,552	122
	VICI Properties Inc.	6,186	121
	PennyMac Financial Services Inc.	3,609	121
	Navient Corp.	16,077	120
	First Midwest Bancorp Inc.	9,119	119
	Signature Bank	1,150	118
	KeyCorp	9,958	118
	Assured Guaranty Ltd.	4,545	118
	Hilltop Holdings Inc.	6,196	116
*	Bancorp Inc.	13,129	116
	Cowen Inc. Class A	8,826	115
	Synchrony Financial	5,661	115
	Zions Bancorp NA	3,464	114
	State Street Corp.	1,868	114
	Old Republic International Corp.	7,218	113
*	EZCORP Inc. Class A	21,727	112
	Simon Property Group Inc.	1,915	110
	Flagstar Bancorp Inc.	3,727	109
	Huntington Bancshares Inc.	12,048	107
	TCF Financial Corp.	3,703	107
	WesBanco Inc.	4,997	107
	Charles Schwab Corp.	2,979	107
	Ameris Bancorp	4,380	106
	Great Western Bancorp Inc.	7,347	105
*	Greenlight Capital Re Ltd. Class A	14,315	104
	BOK Financial Corp.	2,013	103
	BancorpSouth Bank	4,610	102
	South State Corp.	1,923	101
*	Donnelley Financial Solutions Inc.	12,328	100
	Janus Henderson Group plc	4,656	100
	Discover Financial Services	2,077	99
	First Hawaiian Inc.	5,693	98
*	Encore Capital Group Inc.	3,090	98
	Affiliated Managers Group Inc.	1,445	96
	Berkshire Hills Bancorp Inc.	8,869	96
	OceanFirst Financial Corp.	5,666	95
	Simmons First National Corp. Class A	5,401	93
	BankUnited Inc.	4,903	91
	First Busey Corp.	4,986	89
	WSFS Financial Corp.	3,198	88
	Provident Financial Services Inc.	6,771	88
*	TriState Capital Holdings Inc.	5,829	87
	Pacific Premier Bancorp Inc.	3,986	86
	Veritex Holdings Inc.	4,913	86
	First Financial Bancorp	6,374	85
	Jones Lang LaSalle Inc.	827	85
	Argo Group International Holdings Ltd.	2,756	85
	Heartland Financial USA Inc.	2,639	84
	Enterprise Financial Services Corp.	2,863	84
	Newmark Group Inc. Class A	19,447	83
	Jefferies Financial Group Inc.	5,572	82
*	NMI Holdings Inc. Class A	5,228	80
	Heritage Insurance Holdings Inc.	6,401	80
	American Finance Trust Inc.	10,895	80
	STORE Capital Corp.	4,096	79
	Federal Agricultural Mortgage Corp. Class C	1,225	79
	iStar Inc.	7,159	78
	ConnectOne Bancorp Inc.	5,315	78
	Credicorp Ltd.	563	78

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	RE/MAX Holdings Inc.	2,750	77
	American National Insurance Co.	1,016	76
	Western Alliance Bancorp	2,000	76
	Investors Bancorp Inc.	8,763	76
	OFG Bancorp	6,183	75
	CoreCivic Inc.	6,224	75
	Meta Financial Group Inc.	4,099	74
	SLM Corp.	9,687	73
	Sabra Health Care REIT Inc.	5,450	73
	First American Financial Corp.	1,426	72
	Dime Community Bancshares Inc.	4,915	71
	Brookfield Property REIT Inc. Class A	6,776	70
	Univest Financial Corp.	4,253	70
*	Cushman & Wakefield plc	6,806	70
	Brixmor Property Group Inc.	5,947	66
*	Cardtronics plc Class A	2,735	66
	United Bankshares Inc.	2,239	65
	Hanmi Financial Corp.	7,194	65
	Cullen/Frost Bankers Inc.	845	64
	Sculptor Capital Management Inc. Class A	4,985	63
	Eagle Bancorp Inc.	1,931	62
	CNO Financial Group Inc.	4,341	62
	Home BancShares Inc.	4,229	61
	Bank of NT Butterfield & Son Ltd.	2,453	60
	Intercontinental Exchange Inc.	615	60
	Atlantic Union Bankshares Corp.	2,574	60
	Virtus Investment Partners Inc.	631	59
*	World Acceptance Corp.	834	55
	Walker & Dunlop Inc.	1,315	53
*	Enova International Inc.	3,745	53
*	Seritage Growth Properties	6,642	52
	Independent Bank Corp.	3,748	52
*	SVB Financial Group	237	51
	Ameriprise Financial Inc.	356	50
	Preferred Bank	1,324	50
*	Arch Capital Group Ltd.	1,755	50
*	Triumph Bancorp Inc.	2,015	49
*	Credit Acceptance Corp.	133	49
*	PRA Group Inc.	1,424	49
	Hanover Insurance Group Inc.	483	48
	HomeStreet Inc.	2,032	48
	American Financial Group Inc.	801	48
	Bryn Mawr Bank Corp.	1,731	48
	Bank of Hawaii Corp.	745	48
	UMB Financial Corp.	916	47
	Loews Corp.	1,399	47
	M&T Bank Corp.	440	46
	First Citizens BancShares Inc. Class A	119	46
	Globe Life Inc.	578	45
	Kearny Financial Corp.	5,157	44
	TrustCo Bank Corp. NY	6,998	44
	Banner Corp.	1,171	44
	Prosperity Bancshares Inc.	671	44
	American Express Co.	460	44
	Allegiance Bancshares Inc.	1,692	43
	1st Source Corp.	1,249	43
	Boston Private Financial Holdings Inc.	6,135	42
	Central Pacific Financial Corp.	2,579	42
	Raymond James Financial Inc.	592	41
	First Commonwealth Financial Corp.	4,979	41
	Industrial Logistics Properties Trust	2,164	41
	First Bancorp	1,589	40
	WisdomTree Investments Inc.	13,508	40
	TriCo Bancshares	1,415	40
	United Community Banks Inc.	2,051	40
	Heritage Commerce Corp.	4,923	40
	Old National Bancorp	2,924	40
	Fulton Financial Corp.	3,436	39
	Cathay General Bancorp	1,376	37
	FB Financial Corp.	1,561	37
	International Bancshares Corp.	1,190	37
	BGC Partners Inc. Class A	13,913	36
	Assurant Inc.	342	35
	Alleghany Corp.	67	34
	Renasant Corp.	1,422	34
	Brookline Bancorp Inc.	3,530	33
	National Bank Holdings Corp. Class A	1,173	31
	BancFirst Corp.	808	31
	Columbia Banking System Inc.	1,252	30
	Northwest Bancshares Inc.	2,974	30
	First Defiance Financial Corp.	1,763	29
	Universal Insurance Holdings Inc.	1,631	29
	Heritage Financial Corp.	1,368	26
	S&T Bancorp Inc.	1,156	26
	Trustmark Corp.	1,079	26
	Piper Sandler Cos.	429	26
	Lazard Ltd. Class A	950	26
	Meridian Bancorp Inc.	2,001	23
*	Axos Financial Inc.	1,046	23

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Waddell & Reed Financial Inc. Class A	1,687	22
	CorEnergy Infrastructure Trust Inc.	2,104	21
			30,944
Health Care (5.5%)
	HCA Healthcare Inc.	6,876	735
	Pfizer Inc.	17,865	682
	AbbVie Inc.	6,076	563
	Cigna Corp.	2,515	496
*	Biogen Inc.	1,544	474
	Anthem Inc.	1,570	462
*	Mylan NV	12,701	217
	Humana Inc.	408	168
	Perrigo Co. plc	2,801	154
*	Jazz Pharmaceuticals plc	1,240	148
*	Tenet Healthcare Corp.	6,345	138
*	Amneal Pharmaceuticals Inc.	27,766	135
*	DaVita Inc.	1,608	130
	Patterson Cos. Inc.	6,216	122
*	Premier Inc. Class A	3,421	119
	Universal Health Services Inc. Class B	1,122	118
*	Magellan Health Inc.	1,460	110
*	Alexion Pharmaceuticals Inc.	852	102
	Owens & Minor Inc.	12,746	101
*	Triple-S Management Corp. Class B	4,753	95
*,^	Mallinckrodt plc	21,052	59
*	MEDNAX Inc.	3,491	54
	Quest Diagnostics Inc.	448	53
*	Laboratory Corp. of America Holdings	292	51
*	Acadia Healthcare Co. Inc.	1,507	43
*	Lannett Co. Inc.	5,556	43
*	Allscripts Healthcare Solutions Inc.	6,517	41
*	XBiotech Inc.	2,688	38
	Computer Programs and Systems Inc.	1,427	32
	National HealthCare Corp.	319	21
			5,704
Materials & Processing (8.6%)
	DuPont de Nemours Inc.	15,184	770
	Dow Inc.	13,138	507
	LyondellBasell Industries NV Class A	6,604	421
	International Paper Co.	12,061	411
	Westrock Co.	13,530	380
	Sonoco Products Co.	7,100	368
	Reliance Steel & Aluminum Co.	2,226	216
*	Beacon Roofing Supply Inc.	8,506	209
	Eastman Chemical Co.	2,807	191
	Howmet Aerospace Inc.	14,369	188
*	Berry Global Group Inc.	4,139	186
	Owens Corning	3,518	185
	Steel Dynamics Inc.	6,494	173
	GrafTech International Ltd.	24,775	169
	Huntsman Corp.	8,978	163
	Greif Inc. Class A	4,534	154
	Westlake Chemical Corp.	3,025	144
	Chemours Co.	10,391	136
*	Verso Corp.	9,356	135
	Timken Co.	3,015	128
	Sealed Air Corp.	3,802	122
	Trinseo SA	5,828	120
	Olin Corp.	9,803	118
*	Univar Solutions Inc.	7,628	118
	Acuity Brands Inc.	1,356	117
*	Foundation Building Materials Inc.	8,357	111
	Minerals Technologies Inc.	2,223	110
	Nucor Corp.	2,526	107
*	MRC Global Inc.	17,871	106
*	JELD-WEN Holding Inc.	7,640	104
*	GMS Inc.	5,043	103
	Schnitzer Steel Industries Inc.	6,547	103
	Silgan Holdings Inc.	3,047	102
*	Element Solutions Inc.	9,315	101
	Packaging Corp. of America	943	96
	Albemarle Corp.	1,241	95
*	Builders FirstSource Inc.	4,462	93
*	US Concrete Inc.	4,442	93
	Apogee Enterprises Inc.	4,317	89
*	PGT Innovations Inc.	6,332	86
	Freeport-McMoRan Inc.	9,427	86
*	AdvanSix Inc.	7,087	84
*	Koppers Holdings Inc.	5,059	84
	Hexcel Corp.	2,304	83
	Linde plc	401	81
	Commercial Metals Co.	4,706	81
	Orion Engineered Carbons SA	7,088	78
	Patrick Industries Inc.	1,354	70
	Cabot Corp.	1,798	64
	Carpenter Technology Corp.	2,745	64
	Graphic Packaging Holding Co.	4,298	62
	Kronos Worldwide Inc.	6,176	60
*	Ingevity Corp.	1,083	57
	Celanese Corp. Class A	606	55
*	BlueLinx Holdings Inc.	7,872	54
	Schweitzer-Mauduit International Inc.	1,746	53
	Trane Technologies plc	574	52

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Haynes International Inc.	2,263	52
	Quanex Building Products Corp.	4,054	50
	Worthington Industries Inc.	1,578	47
*	Axalta Coating Systems Ltd.	1,944	45
	Domtar Corp.	2,161	44
	Boise Cascade Co.	1,295	44
	Ashland Global Holdings Inc.	629	42
*	BMC Stock Holdings Inc.	1,305	34
	CF Industries Holdings Inc.	1,067	31
*	Masonite International Corp.	439	29
	O-I Glass Inc.	3,706	28
	HB Fuller Co.	711	27
	PolyOne Corp.	993	25
	Kaiser Aluminum Corp.	332	24
			9,018
Producer Durables (13.5%)
	Johnson Controls International plc	20,103	631
	FedEx Corp.	4,803	627
	Raytheon Technologies Corp.	6,856	442
	General Electric Co.	63,761	419
	Delta Air Lines Inc.	12,338	311
	General Dynamics Corp.	1,906	280
	Air Lease Corp. Class A	9,157	276
	Eaton Corp. plc	3,165	269
*	AerCap Holdings NV	7,861	253
*	United Rentals Inc.	1,667	232
	Caterpillar Inc.	1,912	230
	Norfolk Southern Corp.	1,287	229
	ADT Inc.	28,852	204
	Triton International Ltd.	6,645	203
	REV Group Inc.	32,291	197
	ArcBest Corp.	8,767	196
	AAR Corp.	9,188	185
	Alaska Air Group Inc.	5,325	182
*	CIRCOR International Inc.	11,164	180
	Textron Inc.	5,696	176
*	WESCO International Inc.	5,296	176
	ACCO Brands Corp.	28,290	175
	nVent Electric plc	9,142	168
*	Modine Manufacturing Co.	29,210	156
*	Ducommun Inc.	4,825	155
	Quanta Services Inc.	4,172	154
	Fluor Corp.	13,225	154
	Costamare Inc.	32,773	151
*	Herc Holdings Inc.	5,273	150
	Triumph Group Inc.	19,380	145
	AGCO Corp.	2,553	141
*	Navistar International Corp.	5,582	140
	Kelly Services Inc. Class A	8,934	134
	Xerox Holdings Corp.	8,310	132
	Trinity Industries Inc.	6,586	132
	Knight-Swift Transportation Holdings Inc.	3,107	129
	SkyWest Inc.	3,974	127
	RR Donnelley & Sons Co.	113,681	124
	Quad/Graphics Inc.	43,249	123
*	Atlas Air Worldwide Holdings Inc.	3,093	121
*	Tutor Perini Corp.	11,464	120
	Schneider National Inc. Class B	4,874	118
*	DXP Enterprises Inc.	6,669	118
*	Resideo Technologies Inc.	16,610	117
*	Mesa Air Group Inc.	36,049	117
	Regal Beloit Corp.	1,447	115
*	Chart Industries Inc.	2,919	115
	GATX Corp.	1,797	113
*	Middleby Corp.	1,643	112
	Primoris Services Corp.	6,695	112
^	Nordic American Tankers Ltd.	24,343	111
*	Colfax Corp.	3,947	111
	CSX Corp.	1,544	111
*	MasTec Inc.	2,820	110
*	Dorian LPG Ltd.	13,007	107
*	BrightView Holdings Inc.	7,741	106
*	MYR Group Inc.	3,450	99
	Greenbrier Cos. Inc.	4,602	98
*	Harsco Corp.	8,382	94
*	Hub Group Inc. Class A	1,972	92
	Terex Corp.	5,844	92
	ManpowerGroup Inc.	1,327	92
	Teekay Tankers Ltd. Class A	5,249	91
	Resources Connection Inc.	8,201	90
	Brunswick Corp.	1,599	88
	Copa Holdings SA Class A	1,965	86
	H&E Equipment Services Inc.	4,945	85
	Macquarie Infrastructure Corp.	2,977	85
	Werner Enterprises Inc.	1,786	83
*	XPO Logistics Inc.	1,038	82
	Herman Miller Inc.	3,546	82
^	GasLog Ltd.	23,168	79
*	Lydall Inc.	7,270	79
	DHT Holdings Inc.	13,161	78
	Granite Construction Inc.	4,378	77
*	Manitowoc Co. Inc.	8,201	77
	Scorpio Tankers Inc.	4,287	76
	International Seaways Inc.	3,321	75
*	Diamond S Shipping Inc.	6,778	74
	Altra Industrial Motion Corp.	2,313	72
	Knoll Inc.	6,678	71
	Cummins Inc.	412	70
	PACCAR Inc.	930	69

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Emerson Electric Co.	1,123	69
	Oshkosh Corp.	952	68
	Barrett Business Services Inc.	1,320	67
*	Great Lakes Dredge & Dock Corp.	7,201	67
*	Echo Global Logistics Inc.	3,205	66
	SFL Corp. Ltd.	6,527	65
*	Allegheny Technologies Inc.	7,071	61
	Matson Inc.	2,008	57
	Scorpio Bulkers Inc.	3,231	56
	Hawaiian Holdings Inc.	3,892	56
	MTS Systems Corp.	3,141	55
	Ryder System Inc.	1,607	55
	Kennametal Inc.	1,866	52
	Snap-on Inc.	395	51
	CRA International Inc.	1,173	47
	Belden Inc.	1,352	46
*	CAI International Inc.	2,404	45
	Moog Inc. Class A	805	44
	Ennis Inc.	2,407	43
	Steelcase Inc. Class A	3,403	39
	Columbus McKinnon Corp.	1,285	39
	Heidrick & Struggles International Inc.	1,741	39
*	Aegion Corp. Class A	2,540	38
	Deere & Co.	244	37
*	Team Inc.	7,401	36
*	Sykes Enterprises Inc.	1,207	33
*	United Airlines Holdings Inc.	1,141	32
*	SEACOR Holdings Inc.	1,049	28
*	TriNet Group Inc.	495	27
*	Conduent Inc.	10,080	24
	ABM Industries Inc.	676	21
			14,121
Technology (6.8%)
*	Micron Technology Inc.	11,354	544
	International Business Machines Corp.	3,733	466
	Intel Corp.	6,400	403
	NXP Semiconductors NV	3,890	374
	Broadcom Inc.	1,230	358
	Avnet Inc.	11,397	310
	HP Inc.	19,227	291
	TE Connectivity Ltd.	3,317	270
	Cognizant Technology Solutions Corp. Class A	4,927	261
	SYNNEX Corp.	2,389	255
*	Dell Technologies Inc.	4,680	232
*	Flex Ltd.	20,781	202
	Hewlett Packard Enterprise Co.	20,143	196
	Cisco Systems Inc.	3,982	190
	DXC Technology Co.	13,213	188
*	Arrow Electronics Inc.	2,680	185
*	ScanSource Inc.	6,185	153
	Jabil Inc.	4,956	148
	Perspecta Inc.	6,458	143
*	Diebold Nixdorf Inc.	25,825	124
	Juniper Networks Inc.	4,995	121
	Western Digital Corp.	2,352	104
*	ON Semiconductor Corp.	6,218	103
*	TTM Technologies Inc.	8,740	101
*	Qorvo Inc.	926	97
	Methode Electronics Inc.	2,880	90
	Applied Materials Inc.	1,597	90
*	SecureWorks Corp. Class A	6,488	87
*	Amkor Technology Inc.	7,468	79
*	Unisys Corp.	6,657	76
*	Photronics Inc.	6,015	72
	Vishay Intertechnology Inc.	4,390	71
*	Avaya Holdings Corp.	4,707	69
*	Sanmina Corp.	2,537	68
	Corning Inc.	2,924	67
	Xperi Corp.	4,240	58
	Benchmark Electronics Inc.	2,694	57
*	EchoStar Corp. Class A	1,538	48
*	SMART Global Holdings Inc.	1,713	46
*	Ultra Clean Holdings Inc.	2,088	43
*	NetScout Systems Inc.	1,412	39
*	Ichor Holdings Ltd.	1,595	36
	Plantronics Inc.	2,656	35
*	Yandex NV Class A	844	34
	Seagate Technology plc	614	33
*	J2 Global Inc.	371	29
*	Blucora Inc.	1,991	24
	CDK Global Inc.	545	21
			7,091
Utilities (8.9%)
	AT&T Inc.	31,654	977
	Public Service Enterprise Group Inc.	16,512	843
	Verizon Communications Inc.	13,033	748
	Exelon Corp.	15,267	585
	Dominion Energy Inc.	6,410	545
	Duke Energy Corp.	5,258	450
	UGI Corp.	13,827	440
	ALLETE Inc.	7,194	422
	Avangrid Inc.	8,958	398
	Sempra Energy	2,697	341
	ONE Gas Inc.	3,691	310
	Portland General Electric Co.	6,030	284
	Southern Co.	4,708	269
	Vistra Energy Corp.	12,669	259
*	WideOpenWest Inc.	30,328	197
	Pinnacle West Capital Corp.	2,488	194
	NRG Energy Inc.	5,312	191

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	American Electric Power Co. Inc.	2,140	182
*	United States Cellular Corp.	5,748	181
	DTE Energy Co.	1,668	179
	Black Hills Corp.	2,742	169
	OGE Energy Corp.	4,825	151
	National Fuel Gas Co.	3,119	131
	CenterPoint Energy Inc.	7,093	126
	PPL Corp.	4,103	115
	AES Corp.	8,296	104
	Evergy Inc.	1,355	84
*	Consolidated Communications Holdings Inc.	13,215	80
	FirstEnergy Corp.	1,810	76
	Telephone and Data Systems Inc.	3,588	74
	Spire Inc.	748	55
	NorthWestern Corp.	776	47
*,^	Pareteum Corp.	100,929	44
	CenturyLink Inc.	3,624	36
	Consolidated Edison Inc.	461	35
	Southwest Gas Holdings Inc.	398	30
			9,352
Total Common Stocks
(Cost $111,633)			103,882

Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
[1,2] Vanguard Market Liquidity Fund, 0.307% (Cost $1,146)	11,457	1,146
Total Investments (100.4%) (Cost $112,779)		105,028
Other Assets and Liabilities—Net (-0.4%)[2,3]		(416)
Net Assets (100%)		104,612

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $471,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $739,000 was received for securities on loan.
3	Cash of $59,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	3	456	20
Micro E-mini S&P 500	June 2020	13	198	14
				34

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $111,633)	103,882
Affiliated Issuers (Cost $1,146)	1,146
Total Investments in Securities	105,028
Investment in Vanguard	5
Cash	34
Cash Collateral Pledged—Futures Contracts	59
Receivables for Investment Securities Sold	1,411
Receivables for Accrued Income	272
Variation Margin Receivable—Futures Contracts	1
Total Assets	106,810
Liabilities
Collateral for Securities on Loan	739
Payables for Capital Shares Redeemed	1,452
Payables to Vanguard	7
Total Liabilities	2,198
Net Assets	104,612

At May 31, 2020, net assets consisted of:

Paid-in Capital	121,640
Total Distributable Earnings (Loss)	(17,028)
Net Assets	104,612

Net Assets
Applicable to 1,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,612
Net Asset Value Per Share	$58.12

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends	1,243
Interest[1]	2
Securities Lending—Net	37
Total Income	1,282
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16
Management and Administrative	31
Marketing and Distribution	1
Custodian Fees	12
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	62
Expenses Paid Indirectly	(5)
Net Expenses	57
Net Investment Income	1,225
Realized Net Gain (Loss)
Investment Securities Sold[1]	(7,669)
Futures Contracts	(25)
Realized Net Gain (Loss)	(7,694)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(8,340)
Futures Contracts	24
Change in Unrealized Appreciation (Depreciation)	(8,316)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,785)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,225	1,325
Realized Net Gain (Loss)	(7,694)	(2,120)
Change in Unrealized Appreciation (Depreciation)	(8,316)	2,437
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,785)	1,642
Distributions[1]
Total Distributions	(1,066)	(1,121)
Capital Share Transactions
Issued	52,074	65,325
Issued in Lieu of Cash Distributions	—	—
Redeemed	(12,783)	(21,847)
Net Increase (Decrease) from Capital Share Transactions	39,291	43,478
Total Increase (Decrease)	23,440	43,999
Net Assets
Beginning of Period	81,172	37,173
End of Period	104,612	81,172

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Financial Highlights

	Six Months	Year	Feb. 13,
	Ended	Ended	2018[1] to
	May 31,	Nov. 30,	Nov. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$75.51	$74.35	$75.00
Investment Operations
Net Investment Income[2]	.862	1.671	1.276
Net Realized and Unrealized Gain (Loss) on Investments	(17.388)	1.053	(1.295)
Total from Investment Operations	(16.526)	2.724	(.019)
Distributions
Dividends from Net Investment Income	(.864)	(1.564)	(.631)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.864)	(1.564)	(.631)
Net Asset Value, End of Period	$58.12	$75.51	$74.35

Total Return	–21.84%	3.83%	–0.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105	$81	$37
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	2.75%	2.32%	2.05%[4]
Portfolio Turnover Rate	31%	73%	16%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Notes to Financial Statements

Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2018–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Value Factor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $5,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

U.S. Value Factor ETF

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

E. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	112,779
Gross Unrealized Appreciation	10,639
Gross Unrealized Depreciation	(18,356)
Net Unrealized Appreciation (Depreciation)	(7,717)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $2,147,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended May 31, 2020, the fund purchased $66,587,000 of investment securities and sold $27,446,000 of investment securities, other than temporary cash investments.

U.S. Value Factor ETF

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	975	900
Issued in Lieu of Cash Distributions	—	—
Redeemed	(250)	(325)
Net Increase (Decrease) in Shares Outstanding	725	575

At May 31, 2020, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inception in 2018, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Wellington™ Fund approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q44192 072020

Semiannual Report | May 31, 2020

Vanguard U.S. Multifactor Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Multifactor Fund	11/30/2019	5/31/2020	Period
Based on Actual Fund Return	$1,000.00	$842.09	$0.83
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for the period is 0.18%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

U.S. Multifactor Fund

Fund Allocation

As of May 31, 2020

Consumer Discretionary	12.9%
Consumer Staples	7.7
Energy	1.2
Financial Services	20.3
Health Care	13.8
Materials & Processing	7.4
Producer Durables	18.1
Technology	16.5
Utilities	2.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors ("RGS"), except for the "Other" category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

3

U.S. Multifactor Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.2%)
Consumer Discretionary (12.7%)
	Target Corp.	1,945	238
	Walmart Inc.	1,544	192
	eBay Inc.	4,116	187
	Costco Wholesale Corp.	350	108
	Acushnet Holdings Corp.	2,804	94
*	Lululemon Athletica Inc.	285	86
	Williams-Sonoma Inc.	1,011	84
*	Deckers Outdoor Corp.	412	75
*	NVR Inc.	23	74
	Johnson Outdoors Inc. Class A	784	61
	Best Buy Co. Inc.	760	59
	PulteGroup Inc.	1,747	59
*	Perdoceo Education Corp.	3,602	59
*	Charter Communications Inc. Class A	107	58
*	1-800-Flowers.com Inc. Class A	2,502	55
	Rent-A-Center Inc.	2,166	55
	Gentex Corp.	2,058	54
	Whirlpool Corp.	422	51
*	Discovery Inc.	2,358	51
*	Altice USA Inc. Class A	1,972	51
*	Universal Electronics Inc.	1,078	49
	Lear Corp.	453	48
	Strategic Education Inc.	278	47
	Ralph Lauren Corp. Class A	617	47
	Standard Motor Products Inc.	1,037	44
	Fortune Brands Home & Security Inc.	710	43
	Garmin Ltd.	469	42
	Cooper Tire & Rubber Co.	1,594	41
	Aaron’s Inc.	1,061	39
*	Malibu Boats Inc. Class A	802	38
	Sonic Automotive Inc. Class A	1,427	38
*	Meritage Homes Corp.	512	36
*	BJ’s Wholesale Club Holdings Inc.	940	34
	Group 1 Automotive Inc.	537	34
*	Gentherm Inc.	825	34
*	American Public Education Inc.	1,048	33
*	Murphy USA Inc.	266	31
*	Stamps.com Inc.	144	29
*	American Woodmark Corp.	452	28
*	Skechers USA Inc. Class A	864	27
*	Sportsman’s Warehouse Holdings Inc.	2,369	26
	Expedia Group Inc.	322	26
*	Hibbett Sports Inc.	1,297	25
*	Zumiez Inc.	1,019	25
	John Wiley & Sons Inc. Class A	590	24
	Buckle Inc.	1,659	23
	Lithia Motors Inc. Class A	191	23
	BorgWarner Inc.	703	23
*	Sleep Number Corp.	713	22
	Dillard’s Inc. Class A	734	22
	Autoliv Inc.	330	21
	New York Times Co. Class A	511	20
	Cato Corp. Class A	1,926	19
*	Sonos Inc.	1,710	19
*	Central Garden & Pet Co. Class A	480	16
*	Mohawk Industries Inc.	175	16
	KB Home	482	16
*	MSG Networks Inc.	1,235	15
	Service Corp. International	328	13
*	AutoNation Inc.	320	13
	Shoe Carnival Inc.	483	13
	Ethan Allen Interiors Inc.	1,086	12
	PriceSmart Inc.	190	10
	Interface Inc.	1,200	10
	National CineMedia Inc.	3,427	9

4

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Newell Brands Inc.	675	9
	Office Depot Inc.	3,513	9
	Steven Madden Ltd.	312	7
	Meredith Corp.	399	6
			3,005
Consumer Staples (7.6%)
	Procter & Gamble Co.	1,338	155
	CVS Health Corp.	1,973	129
	Philip Morris International Inc.	1,465	107
	Weis Markets Inc.	1,751	98
	General Mills Inc.	1,490	94
	John B Sanfilippo & Son Inc.	1,070	93
	Hershey Co.	647	88
	Kimberly-Clark Corp.	567	80
	Ingles Markets Inc. Class A	1,861	79
	Tootsie Roll Industries Inc.	2,070	74
*	Monster Beverage Corp.	993	71
	McKesson Corp.	445	71
	Coca-Cola European Partners plc	1,699	64
	Kroger Co.	1,771	58
	Casey’s General Stores Inc.	332	53
*	Helen of Troy Ltd.	253	46
	Hormel Foods Corp.	831	41
	Vector Group Ltd.	3,335	38
	WD-40 Co.	197	38
	Flowers Foods Inc.	1,466	35
	Fresh Del Monte Produce Inc.	1,304	32
	PetMed Express Inc.	836	30
*	Boston Beer Co. Inc. Class A	46	26
	Lancaster Colony Corp.	169	26
	Campbell Soup Co.	479	24
	Clorox Co.	111	23
	Kellogg Co.	329	21
	Universal Corp.	469	21
	Ingredion Inc.	245	21
*	Edgewell Personal Care Co.	591	18
*	Hain Celestial Group Inc.	549	17
*	Darling Ingredients Inc.	283	7
	Conagra Brands Inc.	141	5
*	National Beverage Corp.	84	5
*	Sprouts Farmers Market Inc.	166	4
			1,792
Energy (1.1%)
	Arcosa Inc.	1,126	43
	World Fuel Services Corp.	1,614	41
*	Renewable Energy Group Inc.	1,265	36
	Warrior Met Coal Inc.	2,499	35
	Solaris Oilfield Infrastructure Inc. Class A	5,063	35
*	CNX Resources Corp.	2,297	23
	Cabot Oil & Gas Corp.	1,057	21
	Arch Coal Inc. Class A	344	11
	Cactus Inc.	388	7
*	Comstock Resources Inc.	1,208	7
	Valvoline Inc.	306	6
			265
Financial Services (20.0%)
	S&P Global Inc.	670	218
	JPMorgan Chase & Co.	2,180	212
	Aon plc Class A	1,004	198
	Moody’s Corp.	719	192
	Bank of America Corp.	6,957	168
	Morgan Stanley	2,778	123
	Allstate Corp.	1,136	111
	Primerica Inc.	958	109
	Hanover Insurance Group Inc.	879	88
	PNC Financial Services Group Inc.	645	74
	Ameriprise Financial Inc.	519	73
	NBT Bancorp Inc.	2,182	68
	Goldman Sachs Group Inc.	345	68
	Bank of New York Mellon Corp.	1,798	67
	Visa Inc. Class A	342	67
	Commerce Bancshares Inc.	1,008	64
	Wells Fargo & Co.	2,207	58
	Zions Bancorp NA	1,738	57
	MarketAxess Holdings Inc.	112	57
	Flagstar Bancorp Inc.	1,909	56
	International Bancshares Corp.	1,814	56
	M&T Bank Corp.	510	54
	First Citizens BancShares Inc. Class A	137	53
	Nelnet Inc. Class A	1,054	52
	Hilltop Holdings Inc.	2,758	52
	Trustmark Corp.	2,035	48
	Radian Group Inc.	2,931	47
	Dime Community Bancshares Inc.	3,191	46
	Federated Hermes Inc.	2,007	44
	CNO Financial Group Inc.	3,061	44
	Park National Corp.	583	44
	HomeStreet Inc.	1,821	43
	Voya Financial Inc.	958	43
	T. Rowe Price Group Inc.	348	42
	Regions Financial Corp.	3,709	42
	Western Alliance Bancorp	1,094	42
	US Bancorp	1,150	41

5

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Stifel Financial Corp.	840	40
	HCI Group Inc.	886	40
	Citigroup Inc.	829	40
	Progressive Corp.	480	37
	Equitable Holdings Inc.	1,938	37
	Boston Private Financial Holdings Inc.	5,297	36
	Globe Life Inc.	472	36
	Independent Bank Corp.	2,592	36
	Northern Trust Corp.	449	35
	Fulton Financial Corp.	3,152	35
	Tompkins Financial Corp.	549	35
	Hope Bancorp Inc.	3,542	34
	South State Corp.	634	33
	Univest Financial Corp.	2,000	33
	United Community Banks Inc.	1,627	32
	Heritage Insurance Holdings Inc.	2,513	32
	Janus Henderson Group plc	1,450	31
	Bryn Mawr Bank Corp.	1,093	30
	Washington Federal Inc.	1,157	30
	Allegiance Bancshares Inc.	1,156	30
	Federal Agricultural Mortgage Corp. Class C	461	30
	Meridian Bancorp Inc.	2,534	29
	Central Pacific Financial Corp.	1,805	29
	Huntington Bancshares Inc.	3,154	28
	Home BancShares Inc.	1,919	28
	Great Western Bancorp Inc.	1,910	27
	KeyCorp	2,292	27
	City Holding Co.	430	27
	BancFirst Corp.	696	27
	Renasant Corp.	1,053	25
	Employers Holdings Inc.	840	25
	Lakeland Bancorp Inc.	2,217	25
	Western Union Co.	1,189	24
	Enterprise Financial Services Corp.	771	23
	TrustCo Bank Corp. NY	3,566	22
	First Bancorp	856	22
	Cohen & Steers Inc.	341	22
	Eaton Vance Corp.	596	21
	AMERISAFE Inc.	347	21
	Universal Insurance Holdings Inc.	1,177	21
	Lakeland Financial Corp.	467	20
	Kearny Financial Corp.	2,242	19
	Old National Bancorp	1,380	19
	Assured Guaranty Ltd.	700	18
	Credicorp Ltd.	130	18
	Lazard Ltd. Class A	667	18
	CVB Financial Corp.	860	17
	Southside Bancshares Inc.	584	16
	Essent Group Ltd.	492	16
	ServisFirst Bancshares Inc.	465	16
	First Hawaiian Inc.	935	16
	BankUnited Inc.	865	16
	Investors Bancorp Inc.	1,753	15
*	Triumph Bancorp Inc.	616	15
	Walker & Dunlop Inc.	373	15
	Iron Mountain Inc.	585	15
	Heritage Financial Corp.	790	15
*	St. Joe Co.	779	15
	Evercore Inc. Class A	269	15
	Artisan Partners Asset Management Inc. Class A	500	14
	First Horizon National Corp.	1,541	14
	Horace Mann Educators Corp.	384	14
	Atlantic Union Bankshares Corp.	587	14
	Bank of Hawaii Corp.	207	13
	Citizens Financial Group Inc.	548	13
	Columbia Banking System Inc.	532	13
	Diamond Hill Investment Group Inc.	121	13
*	Credit Acceptance Corp.	31	11
	FirstCash Inc.	161	11
	Cathay General Bancorp	410	11
	Raymond James Financial Inc.	157	11
	PennyMac Financial Services Inc.	321	11
	Bank of NT Butterfield & Son Ltd.	430	11
	Popular Inc.	258	10
	OFG Bancorp	798	10
	Mercury General Corp.	230	9
	Affiliated Managers Group Inc.	138	9
	First Busey Corp.	460	8
	SBA Communications Corp. Class A	25	8
	WSFS Financial Corp.	274	8
	Synovus Financial Corp.	372	7
	Virtu Financial Inc. Class A	283	7
	Waddell & Reed Financial Inc. Class A	501	7
	Comerica Inc.	172	6
	National General Holdings Corp.	266	5
	Unum Group	353	5
	TriCo Bancshares	168	5

6

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Jack Henry & Associates Inc.	26	5
*	Customers Bancorp Inc.	420	5
	Provident Financial Services Inc.	346	5
			4,723
Health Care (13.5%)
	Humana Inc.	476	195
	AbbVie Inc.	1,965	182
	Merck & Co. Inc.	1,998	161
*	Biogen Inc.	511	157
	Cigna Corp.	750	148
	Anthem Inc.	491	144
	Johnson & Johnson	929	138
	Eli Lilly and Co.	767	117
*	Vertex Pharmaceuticals Inc.	404	116
	UnitedHealth Group Inc.	374	114
	HCA Healthcare Inc.	1,040	111
	Chemed Corp.	201	96
*	Medpace Holdings Inc.	843	78
	Dentsply Sirona Inc.	1,635	76
*	Masimo Corp.	316	76
*	DaVita Inc.	840	68
	Medtronic plc	645	64
	Bristol-Myers Squibb Co.	1,045	62
	Amgen Inc.	260	60
*	Henry Schein Inc.	957	58
	Patterson Cos. Inc.	2,850	56
	Abbott Laboratories	539	51
	AmerisourceBergen Corp. Class A	534	51
*	Edwards Lifesciences Corp.	197	44
*	Jazz Pharmaceuticals plc	357	43
*	Amedisys Inc.	207	40
	Cardinal Health Inc.	722	40
*	Quidel Corp.	225	39
*	Corcept Therapeutics Inc.	2,579	39
*	Alexion Pharmaceuticals Inc.	312	37
	Computer Programs and Systems Inc.	1,645	36
	Cerner Corp.	473	35
*	Molina Healthcare Inc.	176	33
*	Emergent BioSolutions Inc.	371	31
*	Collegium Pharmaceutical Inc.	1,398	31
*	BioSpecifics Technologies Corp.	483	30
*	Incyte Corp.	258	26
*	United Therapeutics Corp.	195	23
*	Catalyst Pharmaceuticals Inc.	5,161	22
*	AMN Healthcare Services Inc.	500	22
*	Innoviva Inc.	1,560	22
	West Pharmaceutical Services Inc.	96	21
*	Providence Service Corp.	213	17
	Phibro Animal Health Corp. Class A	629	17
*	OraSure Technologies Inc.	1,096	16
*	Omnicell Inc.	234	16
*	Natus Medical Inc.	687	15
*	Tenet Healthcare Corp.	568	12
	National Research Corp.	204	12
*	Addus HomeCare Corp.	113	11
*	Premier Inc. Class A	306	11
	Luminex Corp.	320	10
*	Triple-S Management Corp. Class B	488	10
	Healthcare Services Group Inc.	377	9
*	Mylan NV	502	9
	Hill-Rom Holdings Inc.	84	9
*	HealthStream Inc.	365	8
	ResMed Inc.	48	8
*	Bio-Rad Laboratories Inc. Class A	12	6
*	STAAR Surgical Co.	139	5
*	Globus Medical Inc.	92	5
			3,199
Materials & Processing (7.3%)
	Linde plc	493	100
*	TopBuild Corp.	639	73
	Air Products and Chemicals Inc.	294	71
	Newmont Corp.	1,203	70
	UFP Industries Inc.	1,477	67
*	BMC Stock Holdings Inc.	2,213	58
	Reliance Steel & Aluminum Co.	596	58
*	Crown Holdings Inc.	850	56
	Rexnord Corp.	1,773	53
*	Trex Co. Inc.	420	50
*	Foundation Building Materials Inc.	3,605	48
	Commercial Metals Co.	2,470	42
	Simpson Manufacturing Co. Inc.	508	41
	FMC Corp.	393	39
	Materion Corp.	736	39
	Schweitzer-Mauduit International Inc.	1,221	37
	Timken Co.	823	35
	Graphic Packaging Holding Co.	2,414	35
	Silgan Holdings Inc.	1,029	34
	Owens Corning	649	34
	Stepan Co.	347	34

7

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	NewMarket Corp.	77	34
	PH Glatfelter Co.	2,123	33
	Louisiana-Pacific Corp.	1,377	32
	Boise Cascade Co.	954	32
	Haynes International Inc.	1,308	30
	Innospec Inc.	386	30
*	Gibraltar Industries Inc.	674	30
	Quanex Building Products Corp.	2,298	28
	Howmet Aerospace Inc.	2,113	28
	CF Industries Holdings Inc.	914	27
	Packaging Corp. of America	264	27
	Chase Corp.	264	26
*	Builders FirstSource Inc.	1,234	26
	Acuity Brands Inc.	288	25
	AAON Inc.	424	23
	Steel Dynamics Inc.	856	23
	Apogee Enterprises Inc.	1,006	21
	Carpenter Technology Corp.	809	19
	Gold Resource Corp.	4,209	16
	Myers Industries Inc.	1,162	16
	Sonoco Products Co.	276	14
	Avery Dennison Corp.	124	14
	RPM International Inc.	180	13
	Watsco Inc.	75	13
	Kronos Worldwide Inc.	1,306	13
*	Masonite International Corp.	167	11
	Domtar Corp.	525	11
	Compass Minerals International Inc.	206	10
*	Element Solutions Inc.	783	8
	Greif Inc. Class A	178	6
	Comfort Systems USA Inc.	150	6
	PPG Industries Inc.	49	5
*	Verso Corp.	329	5
			1,729
Producer Durables (17.8%)
	Eaton Corp. plc	1,455	124
	Lockheed Martin Corp.	309	120
	Oshkosh Corp.	1,435	103
	Illinois Tool Works Inc.	597	103
	Dover Corp.	906	88
	MSC Industrial Direct Co. Inc. Class A	1,248	87
	Marten Transport Ltd.	3,353	86
*	FTI Consulting Inc.	691	83
	Schneider National Inc. Class B	3,374	82
*	Zebra Technologies Corp.	312	82
	Northrop Grumman Corp.	242	81
	Cummins Inc.	449	76
	Snap-on Inc.	561	73
	Johnson Controls International plc	2,308	72
	CSW Industrials Inc.	1,001	72
	Emerson Electric Co.	1,137	69
*	Keysight Technologies Inc.	626	68
*	Great Lakes Dredge & Dock Corp.	7,133	66
	Jacobs Engineering Group Inc.	766	64
	Caterpillar Inc.	509	61
	Allison Transmission Holdings Inc.	1,579	60
*	Hub Group Inc. Class A	1,213	57
	PACCAR Inc.	747	55
	ManpowerGroup Inc.	780	54
	United Parcel Service Inc. Class B	540	54
*	Vectrus Inc.	941	52
	ITT Inc.	891	51
	Knight-Swift Transportation Holdings Inc.	1,207	50
	Federal Signal Corp.	1,674	49
	Encore Wire Corp.	992	48
*	TrueBlue Inc.	3,087	48
	AGCO Corp.	858	47
	Southwest Airlines Co.	1,456	47
	Badger Meter Inc.	703	43
	Belden Inc.	1,253	43
*	TriNet Group Inc.	789	42
	McGrath RentCorp	742	41
	Brunswick Corp.	739	41
	Columbus McKinnon Corp.	1,290	39
	Ennis Inc.	2,172	39
	Hackett Group Inc.	2,742	38
*	Dorian LPG Ltd.	4,471	37
	Werner Enterprises Inc.	789	36
*	Saia Inc.	334	36
	HNI Corp.	1,379	35
	Teekay Tankers Ltd. Class A	2,018	35
*	Construction Partners Inc. Class A	1,978	35
	Moog Inc. Class A	634	34
	Regal Beloit Corp.	431	34
	Steelcase Inc. Class A	2,895	34
	Hubbell Inc. Class B	270	33
	DHT Holdings Inc.	5,452	32
	ADT Inc.	4,528	32
	Watts Water Technologies Inc. Class A	380	32
	Triton International Ltd.	1,023	31
	Nordic American Tankers Ltd.	6,800	31
	Kforce Inc.	1,003	30
*	Atkore International Group Inc.	1,127	30
	Resources Connection Inc.	2,727	30

8

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Huntington Ingalls Industries Inc.	149	30
	Carlisle Cos. Inc.	244	29
	Xerox Holdings Corp.	1,813	29
	UniFirst Corp.	155	28
*	Aerojet Rocketdyne Holdings Inc.	616	27
	MSA Safety Inc.	227	27
	Albany International Corp.	438	26
	Spartan Motors Inc.	1,545	26
	Franklin Electric Co. Inc.	516	26
*	MYR Group Inc.	896	26
*	Aegion Corp.	1,699	26
	Costamare Inc.	5,516	25
	Barrett Business Services Inc.	472	24
	KBR Inc.	1,017	24
	ESCO Technologies Inc.	286	24
	Brady Corp. Class A	462	24
*	Generac Holdings Inc.	206	23
	Kennametal Inc.	817	23
	Old Dominion Freight Line Inc.	132	23
	International Seaways Inc.	963	22
	Knoll Inc.	2,058	22
	Astec Industries Inc.	493	21
*	Sykes Enterprises Inc.	753	21
*	WESCO International Inc.	570	19
*	Echo Global Logistics Inc.	895	19
*	Vicor Corp.	285	17
	TTEC Holdings Inc.	401	17
	Kansas City Southern	109	16
*	Copart Inc.	183	16
	Curtiss-Wright Corp.	163	16
	Kelly Services Inc. Class A	1,085	16
	Herman Miller Inc.	702	16
	Primoris Services Corp.	950	16
*	SPX Corp.	386	15
	AAR Corp.	715	14
	Landstar System Inc.	118	14
	Wabash National Corp.	1,433	14
	Robert Half International Inc.	266	14
	Valmont Industries Inc.	115	13
*	OSI Systems Inc.	164	12
	EMCOR Group Inc.	195	12
	ABM Industries Inc.	403	12
*	Cimpress plc	135	12
	Powell Industries Inc.	444	12
	ACCO Brands Corp.	1,486	9
*	Manitowoc Co. Inc.	905	8
*	Huron Consulting Group Inc.	167	8
	Crane Co.	124	7
	Pitney Bowes Inc.	2,393	6
	MAXIMUS Inc.	76	5
	JB Hunt Transport Services Inc.	43	5
	Quanta Services Inc.	138	5
	Kadant Inc.	52	5
			4,201
Technology (16.2%)
	Intel Corp.	3,635	229
	Applied Materials Inc.	3,735	210
	Lam Research Corp.	654	179
	Apple Inc.	539	171
*	Micron Technology Inc.	3,372	162
	Activision Blizzard Inc.	2,108	152
	Microsoft Corp.	569	104
*	Electronic Arts Inc.	845	104
	NVIDIA Corp.	279	99
*	Adobe Inc.	252	97
*	Qorvo Inc.	875	92
*	Paycom Software Inc.	304	90
*	Cirrus Logic Inc.	1,157	84
	Cisco Systems Inc.	1,719	82
	Teradyne Inc.	1,225	82
	Jabil Inc.	2,714	81
	Texas Instruments Inc.	668	79
*	Advanced Micro Devices Inc.	1,447	78
	QUALCOMM Inc.	954	77
	PC Connection Inc.	1,617	70
*	Facebook Inc. Class A	309	70
	Seagate Technology plc	1,252	66
*	Yandex NV Class A	1,649	66
*	Diodes Inc.	1,304	63
*	Perficient Inc.	1,830	62
	CDW Corp.	530	59
	SYNNEX Corp.	494	53
	Cognizant Technology Solutions Corp. Class A	850	45
	Skyworks Solutions Inc.	377	45
*	Ciena Corp.	795	44
*	Lattice Semiconductor Corp.	1,740	43
	Vishay Intertechnology Inc.	2,536	41
*	Synaptics Inc.	632	40
	NortonLifeLock Inc.	1,763	40
*	Photronics Inc.	3,171	38
*	Flex Ltd.	3,726	36
	KLA Corp.	194	34
	NIC Inc.	1,382	33
	Simulations Plus Inc.	629	32
	Hewlett Packard Enterprise Co.	3,206	31
	Citrix Systems Inc.	206	31
*	FormFactor Inc.	1,207	30
*	Lumentum Holdings Inc.	408	30
*	Fabrinet	457	29
	HP Inc.	1,820	28
	Avnet Inc.	1,008	28

9

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
*	Take-Two Interactive Software Inc.	200	27
	Motorola Solutions Inc.	173	23
*	TechTarget Inc.	839	23
	Methode Electronics Inc.	734	23
	Leidos Holdings Inc.	216	23
*	NETGEAR Inc.	870	22
*	Fortinet Inc.	160	22
*	Nuance Communications Inc.	858	20
*	Sanmina Corp.	735	20
*	OneSpan Inc.	921	19
	Western Digital Corp.	407	18
*	Qualys Inc.	156	18
	Perspecta Inc.	717	16
*	Alphabet Inc. Class A	10	14
*	SPS Commerce Inc.	186	13
*	Knowles Corp.	838	13
*	Agilysys Inc.	609	12
	Shutterstock Inc.	302	11
*	Amkor Technology Inc.	954	10
*	Unisys Corp.	863	10
*	Zynga Inc.	994	9
*	Check Point Software Technologies Ltd.	71	8
	National Instruments Corp.	189	7
*	A10 Networks Inc.	984	7
*	NetScout Systems Inc.	239	7
*	EchoStar Corp. Class A	149	5
			3,839
Utilities (2.0%)
	AT&T Inc.	4,999	154
	Verizon Communications Inc.	1,758	101
	Southern Co.	1,123	64
	Portland General Electric Co.	1,284	61
	Dominion Energy Inc.	430	37
	CenturyLink Inc.	2,826	28
	Cogent Communications Holdings Inc.	254	19
*	Evoqua Water Technologies Corp.	428	8
*	WideOpenWest Inc.	814	5
			477
Total Common Stocks (Cost $23,263)			23,230
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
1	Vanguard Market Liquidity Fund, 0.307%
	(Cost $298)	2,980	298
Total Investments (99.5%)
(Cost $23,561)			23,528
Other Assets and Liabilities — Net (0.5%)[2]			125
Net Assets (100%)			23,653

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Cash of $37,000 has been segregated as initial margin for open futures contracts.

10

U.S. Multifactor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2020	27	411	7

See accompanying Notes, which are an integral part of the Financial Statements.

11

U.S. Multifactor Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $23,263)	23,230
Affiliated Issuers (Cost $298)	298
Total Investments in Securities	23,528
Investment in Vanguard	1
Cash Collateral Pledged—Futures Contracts	37
Receivables for Accrued Income	37
Receivables for Capital Shares Issued	52
Variation Margin Receivable—Futures Contracts	—
Total Assets	23,655
Liabilities
Payables to Vanguard	2
Total Liabilities	2
Net Assets	23,653

At May 31, 2020, net assets consisted of:

Paid-in Capital	29,051
Total Distributable Earnings (Loss)	(5,398)
Net Assets	23,653

Net Assets
Applicable to 1,105,026 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,653
Net Asset Value Per Share	$21.41

See accompanying Notes, which are an integral part of the Financial Statements.

12

U.S. Multifactor Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Dividends	255
Interest[1]	3
Total Income	258
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	23
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	—
Trustees’ Fees and Expenses	—
Total Expenses	25
Net Investment Income	233
Realized Net Gain (Loss)
Investment Securities Sold[1]	(2,665)
Futures Contracts	(49)
Realized Net Gain (Loss)	(2,714)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,980)
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	(2,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,459)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

13

U.S. Multifactor Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	233	591
Realized Net Gain (Loss)	(2,714)	(2,236)
Change in Unrealized Appreciation (Depreciation)	(2,978)	3,723
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,459)	2,078
Distributions[1]
Total Distributions	(288)	(566)
Capital Share Transactions
Issued	7,867	19,938
Issued in Lieu of Cash Distributions	230	459
Redeemed	(11,637)	(24,560)
Net Increase (Decrease) from Capital Share Transactions	(3,540)	(4,163)
Total Increase (Decrease)	(9,287)	(2,651)
Net Assets
Beginning of Period	32,940	35,591
End of Period	23,653	32,940

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

14

U.S. Multifactor Fund

Financial Highlights

	Six Months	Year	Feb. 15,
	Ended	Ended	2018[1] to
	May 31,	Nov. 30,	Nov. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$25.70	$24.53	$25.00
Investment Operations
Net Investment Income[2]	.193	.425	.333
Net Realized and Unrealized Gain (Loss) on Investments	(4.256)	1.143	(.598)
Total from Investment Operations	(4.063)	1.568	(.265)
Distributions
Dividends from Net Investment Income	(.227)	(.398)	(.205)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.227)	(.398)	(.205)
Net Asset Value, End of Period	$21.41	$25.70	$24.53

Total Return[3]	-15.79%	6.54%	-1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$33	$36
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.66%	1.76%	1.64%[4]
Portfolio Turnover Rate	36%	96%	58%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

15

U.S. Multifactor Fund

Notes to Financial Statements

Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2018–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

16

U.S. Multifactor Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

17

U.S. Multifactor Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	23,561
Gross Unrealized Appreciation	2,413
Gross Unrealized Depreciation	(2,439)
Net Unrealized Appreciation (Depreciation)	(26)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $2,737,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended May 31, 2020, the fund purchased $9,871,000 of investment securities and sold $13,455,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	373	841
Issued in Lieu of Cash Distributions	11	19
Redeemed	(561)	(1,029)
Net Increase (Decrease) in Shares Outstanding	(177)	(169)

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

18

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard U.S. Multifactor Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2018, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of out-performance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

19

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

20

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard U.S. Multifactor Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

21

Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q5162 072020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Wellington™ Fund

Schedule of Investments

May 31, 2020

		Shares	Market Value ($000)
Common Stocks (65.7%)
Communication Services (7.4%)
*	Alphabet Inc. Class A	2,558,970	3,668,335
*	Facebook Inc. Class A	7,138,902	1,606,895
	Comcast Corp. Class A	31,718,673	1,256,059
	Verizon Communications Inc.	19,416,218	1,114,103
			7,645,392
Consumer Discretionary (5.3%)
	McDonald's Corp.	9,799,100	1,825,768
	Home Depot Inc.	6,504,948	1,616,350
	TJX Cos. Inc.	22,653,313	1,195,189
*	Alibaba Group Holding Ltd. ADR	3,933,856	815,842
			5,453,149
Consumer Staples (5.2%)
	Nestle SA	14,930,901	1,621,153
	Coca-Cola Co.	27,946,485	1,304,542
	Sysco Corp.	15,430,129	851,126
	Walmart Inc.	4,565,944	566,451
	Diageo plc	16,011,048	558,628
	Procter & Gamble Co.	3,936,806	456,355
			5,358,255
Energy (2.0%)
	Total SA	31,219,929	1,183,885
	BP plc	229,493,162	877,576
			2,061,461
Financials (8.7%)
	Bank of America Corp.	69,827,942	1,684,250
	JPMorgan Chase & Co.	17,158,588	1,669,702
	BlackRock Inc.	2,286,264	1,208,610
	Progressive Corp.	13,364,432	1,038,149
	Charles Schwab Corp.	26,560,981	953,805
	Blackstone Group LP Class A	11,964,624	679,591
	Prudential plc	42,480,210	550,944
	PNC Financial Services Group Inc.	4,286,503	488,833
	American Express Co.	4,479,060	425,824
	Northern Trust Corp.	3,569,635	282,037
			8,981,745
Health Care (12.3%)
	Pfizer Inc.	52,668,572	2,011,413
	AstraZeneca plc ADR	28,612,240	1,562,228
	Becton Dickinson and Co.	5,127,086	1,266,031
	UnitedHealth Group Inc.	4,138,424	1,261,599
	Abbott Laboratories	13,111,849	1,244,577
	Novartis AG	13,280,557	1,156,152
	Eli Lilly and Co.	6,669,253	1,020,062
	Anthem Inc.	2,702,595	794,860
	Bristol-Myers Squibb Co.	11,038,183	659,200
	HCA Healthcare Inc.	5,850,977	625,470
	Medtronic plc	5,894,678	581,097
	Danaher Corp.	2,664,169	443,877
			12,626,566
Industrials (5.8%)
	Union Pacific Corp.	5,677,316	964,349
	Lockheed Martin Corp.	2,182,014	847,582
	Raytheon Technologies Corp.	11,818,059	762,501
	Deere & Co.	4,519,090	687,444
	Northrop Grumman Corp.	1,897,933	636,187
	Trane Technologies plc	6,304,510	568,730
	Schneider Electric SE	5,318,061	526,556
	Vinci SA	5,201,163	485,244
	Rockwell Automation Inc.	1,380,687	298,449
	Fortive Corp.	3,767,284	229,729
			6,006,771

1

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

	Shares	Market Value ($000)
Information Technology (14.4%)
Microsoft Corp.	25,449,312	4,663,586
Apple Inc.	11,419,263	3,630,640
Cisco Systems Inc.	31,520,075	1,507,290
Intel Corp.	21,996,278	1,384,226
Texas Instruments Inc.	10,769,975	1,278,827
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,554,703	1,034,518
Global Payments Inc.	4,885,417	876,884
Accenture plc Class A	2,383,558	480,573
		14,856,544
Real Estate (1.2%)
American Tower Corp.	4,578,572	1,182,050

Utilities (3.4%)
Dominion Energy Inc.	15,197,510	1,291,940
Exelon Corp.	25,097,651	961,491
Duke Energy Corp.	10,692,215	915,574
NextEra Energy Inc.	966,887	247,098
* Iberdrola SA	12,096,060	130,970
		3,547,073
Total Common Stocks (Cost $47,052,094)		67,719,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.4%)
U.S. Government Securities (3.4%)
	United States Treasury Note/Bond	0.125%	5/31/22	19,000	18,988
	United States Treasury Note/Bond	2.500%	3/31/23	284,000	302,460
	United States Treasury Note/Bond	2.625%	6/30/23	119,090	127,910
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	112,320
	United States Treasury Note/Bond	1.750%	6/30/24	336,990	357,418
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	393,225
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	206,768
	United States Treasury Note/Bond	0.250%	5/31/25	212,000	211,470
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	67,137
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	83,626
	United States Treasury Note/Bond	2.000%	11/15/26	30,000	32,934
	United States Treasury Note/Bond	2.250%	11/15/27	383,050	431,651
	United States Treasury Note/Bond	3.125%	11/15/28	123,595	149,570
	United States Treasury Note/Bond	2.375%	5/15/29	52,325	60,403
	United States Treasury Note/Bond	1.625%	8/15/29	14,900	16,253
	United States Treasury Note/Bond	1.500%	2/15/30	353,535	382,150
	United States Treasury Note/Bond	2.250%	8/15/46	85,179	100,711
	United States Treasury Note/Bond	2.750%	8/15/47	40,270	52,458
	United States Treasury Note/Bond	2.875%	5/15/49	395	533
	United States Treasury Note/Bond	2.000%	2/15/50	363,755	415,703
					3,523,688
Conventional Mortgage-Backed Securities (0.3%)
[1,2]	Fannie Mae Pool	2.500%	9/1/27–4/1/38	65,004	68,195
[1,2]	Fannie Mae Pool	2.780%	6/1/26	29,166	31,832
[1,2]	Fannie Mae Pool	3.000%	8/1/42–11/1/46	553	586
[1,2]	Fannie Mae Pool	3.070%	2/1/25	11,700	12,764
[1,2]	Fannie Mae Pool	3.500%	11/1/45–6/1/46	156	166
[1,2]	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	7	7
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,655	1,979
[1,2,3]	UMBS Pool	2.500%	6/1/50–7/1/50	100,700	104,374
[1,2,3]	UMBS Pool	3.000%	6/1/35	23,975	25,271
					245,174
Nonconventional Mortgage-Backed Securities (0.7%)
[1,2]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	26,399	26,675
[1,2]	Fannie Mae REMICS	1.700%	6/25/43	4,663	4,737

2

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae REMICS	2.000%	6/25/44	4,146	4,227
[1,2]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	100,199	103,866
[1,2]	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	399,997	428,253
[1,2]	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	19,999	21,428
[1,2]	Freddie Mac REMICS	1.500%	10/15/42	15,017	15,147
[1,2]	Freddie Mac REMICS	1.750%	3/15/41	16,804	17,065
[1,2]	Freddie Mac REMICS	2.000%	7/15/31	14,053	14,452
[1,2]	Freddie Mac REMICS	3.000%	12/15/39	6,657	6,835
[1,2]	Freddie Mac REMICS	3.500%	3/15/31	4,126	4,469
[1,2]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	81,555	90,020
[1]	Ginnie Mae REMICS	1.700%	10/20/45	9,652	9,776
[1]	Ginnie Mae REMICS	1.800%	5/20/41	10,713	10,963
					757,913
Total U.S. Government and Agency Obligations (Cost $4,251,066)					4,526,775
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
[1,4]	Aaset 2019-1 Trust	3.844%	5/15/39	13,921	11,527
[4]	American Tower Trust I	3.070%	3/15/23	43,000	43,941
[1]	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	9,365	9,383
[1,4]	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	11,892	11,974
[1,4]	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	30,909	31,182
[1,4]	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	7,143	7,228
[1,4]	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	24,792	25,076
[1,4,5]	Ares XXIX CLO Ltd., 3M USD LIBOR + 1.190%	2.325%	4/17/26	6,909	6,893
[1,4,5]	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	2.309%	1/15/31	7,881	7,685
[1,4,5]	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	2.091%	4/25/26	9,964	9,919
[1,4,5]	Babson CLO Ltd. 2014-I, 3M USD LIBOR + 1.150%	2.285%	7/20/25	546	545
[4]	Bank of Montreal	2.500%	1/11/22	60,000	61,750
[1,4]	Canadian Pacer Auto Receivables Trust A Series 2018	3.000%	6/21/21	847	849
[1,4]	Canadian Pacer Auto Receivables Trust A Series 2018	3.270%	12/19/22	5,060	5,105
[1]	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	16,838	17,327
[1,4]	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	27,151	21,619
[1,4,5]	Cent CLO, 3M USD LIBOR + 1.150%	2.141%	10/25/28	16,895	16,638
[1,4]	Chesapeake Funding II LLC	3.390%	1/15/31	23,086	23,525
[1,4]	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	2,013	2,013
[1,4]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	22,419	22,632
[1,4]	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	23,463	23,772
[1,4]	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	4,380	4,437
[1,4]	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	10,473	10,536
[1,4]	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	17,644	17,749
[1]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,564
[1,4]	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	7,095	7,104
[1,4]	DB Master Finance LLC	3.787%	5/20/49	15,840	16,176
[1,4]	DB Master Finance LLC	4.021%	5/20/49	14,138	14,267
[1,4]	Deephave Residential Mortgage Trust 2019-2	3.558%	4/25/59	10,278	10,283
[4]	DNB Boligkreditt AS	2.500%	3/28/22	47,550	49,120
[1,4]	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,495	3,556
[1,4]	Enterprise Fleet Financing LLC	2.290%	2/20/25	32,449	32,614
[1,4]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	12,629	12,681
[1,4]	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	12,901	13,008
[1,4]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	21,052	21,277
[1,4]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	20,115	20,179
[1,4]	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	60,315	61,144
[1,4]	Exeter Automobile Receivables Trust 2019-3	2.590%	9/15/22	5,496	5,510
[1,4]	Exeter Automobile Receivables Trust 2019-4	2.180%	1/17/23	9,318	9,339
[1,2,5]	Fannie Mae Connecticut Avenue Securities, 1M USD LIBOR + 5.900%	6.068%	10/25/28	7,044	7,375
[1,4]	First Investors Auto Owner Trust 2018-2	3.230%	12/15/22	2,063	2,069
[1]	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	6,145	6,101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates	2.610%	1/25/26	20,000	21,448

3

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates	2.282%	7/25/26	30,375	32,478
[1,4]	GM Financial Consumer Automobile Receivables Trust 2017-2	1.860%	12/16/21	2,960	2,966
[4]	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,533
[1,4]	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	31,128	30,371
[1,4]	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	11,048	9,153
[1,4]	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	10,881	8,981
[1,4]	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	12,823	9,905
[1,4,5]	Madison Park Funding XII Ltd., 3M USD LIBOR + 1.260%	2.395%	7/20/26	8,870	8,847
[1,4,5]	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	2.085%	4/19/30	33,570	32,926
[1,4]	MAPS Ltd.	4.458%	3/15/44	6,460	5,256
[1,4,5]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.661%	7/21/24	36,370	35,880
[1,4]	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	39,255	39,709
[1,4]	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	12,188	12,216
[1,4]	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	35,250	35,572
[1,4]	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	14,205	14,311
[1,4]	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	12,145	12,235
[1,2]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	20,621	21,948
[1,2]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	34,710	36,967
[1,2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	54,928	58,582
[1,4]	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	17,051	17,217
[1,4,5]	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR + 1.120%	2.255%	7/17/26	3,558	3,548
[1,4]	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	27,300	25,493
[1,4]	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	9,140	9,208
[1,4]	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	11,965	12,066
[1,4]	SoFi Consumer Loan Program 2020-1 Trust	2.020%	1/25/29	20,338	20,316
[1,4]	Springleaf Funding Trust 2015-B	3.480%	5/15/28	20,424	20,139
[1,4]	Start III Ltd.	3.536%	11/15/44	11,914	9,529
[1,4]	START Ireland	4.089%	3/15/44	10,477	8,881
[1,4,5]	Symphony CLO XIV Ltd., 3M USD LIBOR + 0.950%	2.261%	7/14/26	40,014	39,446
[1,4,5]	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	2.295%	10/20/26	5,648	5,620
[1,4]	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,169	1,170
[1,4]	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	43,395	43,916
[1]	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	8,625	8,971
[1,4]	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	17,346	17,573
[1,4]	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	9,032	9,019
[1,4]	Verus Securitization Trust 2019-2	3.211%	5/25/59	12,412	12,496
[1,4,5]	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	2.125%	4/18/31	20,626	20,035
[1,4]	Westlake Automobile Receivables Trust	2.150%	2/15/23	13,265	13,332
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,463,959)					1,453,931
Corporate Bonds (23.3%)
Finance (8.4%)
	Banking (6.6%)
[4]	ABN AMRO Bank NV	2.450%	6/4/20	19,999	20,001
	American Express Credit Corp.	2.700%	3/3/22	54,990	56,785
	Banco Santander SA	3.125%	2/23/23	28,400	29,210
	Banco Santander SA	3.848%	4/12/23	16,400	17,236
	Bank of America Corp.	3.300%	1/11/23	7,905	8,359
[1]	Bank of America Corp.	2.816%	7/21/23	60,525	62,677
	Bank of America Corp.	4.125%	1/22/24	16,100	17,754
	Bank of America Corp.	4.000%	1/22/25	32,900	35,829
	Bank of America Corp.	3.500%	4/19/26	10,000	11,063
[1]	Bank of America Corp.	3.559%	4/23/27	86,705	94,721
[1]	Bank of America Corp.	3.593%	7/21/28	37,950	41,684
[1]	Bank of America Corp.	3.419%	12/20/28	8,681	9,438
[1]	Bank of America Corp.	4.271%	7/23/29	74,365	85,574

4

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	3.974%	2/7/30	120,185	136,208
[1]	Bank of America Corp.	3.194%	7/23/30	35,285	37,937
[1]	Bank of America Corp.	2.496%	2/13/31	50,870	51,811
	Bank of America Corp.	5.875%	2/7/42	9,965	14,283
	Bank of America Corp.	5.000%	1/21/44	39,433	51,666
[1]	Bank of America Corp.	3.946%	1/23/49	5,380	6,262
[1]	Bank of America Corp.	4.330%	3/15/50	78,120	96,319
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	17,339
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	30,364
	Bank of Nova Scotia	2.800%	7/21/21	25,650	26,291
	Bank of Nova Scotia	2.700%	8/3/26	63,160	67,390
	Barclays Bank plc	5.140%	10/14/20	11,905	12,064
[1]	Barclays plc	3.932%	5/7/25	55,605	59,068
[5]	Barclays plc, 3M USD LIBOR + 1.380%	1.766%	5/16/24	36,385	35,295
[4]	BNP Paribas SA	2.950%	5/23/22	4,105	4,213
	BNP Paribas SA	3.250%	3/3/23	7,620	8,117
[4]	BNP Paribas SA	3.800%	1/10/24	44,775	47,600
[4]	BNP Paribas SA	3.375%	1/9/25	60,670	64,129
[1,4]	BNP Paribas SA	2.819%	11/19/25	45,685	46,823
[4]	BNP Paribas SA	3.500%	11/16/27	69,325	72,122
[4]	BPCE SA	5.700%	10/22/23	6,225	6,832
	BPCE SA	4.000%	4/15/24	30,615	33,419
[4]	BPCE SA	5.150%	7/21/24	43,790	47,593
[4]	BPCE SA	3.500%	10/23/27	64,230	67,560
[4]	BPCE SA	2.700%	10/1/29	50,000	51,790
[5]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	1.460%	6/16/22	57,780	57,777
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,613
	Capital One Financial Corp.	3.750%	4/24/24	55,460	58,785
	Capital One Financial Corp.	3.200%	2/5/25	24,185	25,212
	Citigroup Inc.	4.500%	1/14/22	33,920	35,829
	Citigroup Inc.	4.125%	7/25/28	14,550	15,934
[1]	Citigroup Inc.	3.520%	10/27/28	72,550	78,270
	Citigroup Inc.	6.625%	6/15/32	45,000	59,737
[1]	Citigroup Inc.	3.878%	1/24/39	37,030	40,944
	Citigroup Inc.	8.125%	7/15/39	4,638	7,829
	Comerica Bank	2.500%	7/23/24	27,415	28,224
[4]	Credit Agricole SA	3.750%	4/24/23	31,675	33,525
[4]	Credit Agricole SA	3.250%	10/4/24	71,600	75,772
[4,5]	Credit Agricole SA, 3M USD LIBOR + 1.020%	2.040%	4/24/23	16,500	16,230
	Credit Suisse AG	3.000%	10/29/21	18,325	18,897
	Credit Suisse AG	3.625%	9/9/24	4,885	5,325
[4]	Credit Suisse Group AG	3.574%	1/9/23	20,675	21,273
[1,4]	Credit Suisse Group AG	4.207%	6/12/24	12,375	13,192
[1,4]	Credit Suisse Group AG	2.593%	9/11/25	17,585	17,925
[1,4]	Credit Suisse Group AG	3.869%	1/12/29	10,980	11,815
[4,5]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.024%	6/12/24	25,015	24,079
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	58,248
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	73,542
[4]	Danske Bank A/S	5.000%	1/12/22	21,605	22,605
[4]	Danske Bank A/S	3.875%	9/12/23	46,290	48,442
[4]	Danske Bank A/S	5.375%	1/12/24	28,240	30,864
	Deutsche Bank AG	4.250%	10/14/21	25,995	26,421
	Fifth Third Bancorp	2.550%	5/5/27	19,150	19,765
	Fifth Third Bank	2.875%	10/1/21	10,345	10,569
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,814
[1]	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	66,261
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	37,708
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	18,931
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	48,852
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	19,660
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	16,459
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	26,169
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	76,523

5

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	61,285
	Goldman Sachs Group Inc.	6.250%	2/1/41	28,005	39,565
	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	31,684
[4]	HSBC Bank plc	4.125%	8/12/20	15,000	15,109
[4]	HSBC Bank plc	4.750%	1/19/21	62,040	63,435
	HSBC Holdings plc	3.400%	3/8/21	33,270	33,952
	HSBC Holdings plc	4.000%	3/30/22	72,455	76,302
	HSBC Holdings plc	3.600%	5/25/23	60,200	64,025
	HSBC Holdings plc	3.900%	5/25/26	12,085	13,232
[1]	HSBC Holdings plc	4.041%	3/13/28	21,805	23,560
[1]	HSBC Holdings plc	4.583%	6/19/29	40,480	45,566
	HSBC Holdings plc	6.500%	5/2/36	25,000	33,260
	HSBC Holdings plc	6.100%	1/14/42	40,665	56,608
	HSBC Holdings plc	5.250%	3/14/44	13,210	16,060
[5]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.386%	5/18/24	26,340	25,853
	HSBC USA Inc.	3.500%	6/23/24	28,025	30,364
	ING Groep NV	3.150%	3/29/22	12,955	13,397
	ING Groep NV	3.950%	3/29/27	44,565	49,265
	JPMorgan Chase & Co.	4.500%	1/24/22	44,780	47,509
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	29,372
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	43,052
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,517
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	34,067
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	15,344
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	75,590
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	17,769
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	20,292
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	135,160
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	24,585
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	22,064
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	19,480
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	185,146
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	20,202
[1,4]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	52,497
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	26,519
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	69,994
	Morgan Stanley	5.750%	1/25/21	79,825	82,418
	Morgan Stanley	2.500%	4/21/21	21,815	22,169
	Morgan Stanley	2.625%	11/17/21	30,000	30,825
	Morgan Stanley	2.750%	5/19/22	63,420	65,803
	Morgan Stanley	3.875%	4/29/24	97,010	106,096
	Morgan Stanley	3.700%	10/23/24	29,050	32,110
[1]	Morgan Stanley	2.720%	7/22/25	53,860	56,569
	Morgan Stanley	4.000%	7/23/25	29,455	32,924
	Morgan Stanley	3.125%	7/27/26	11,435	12,393
	Morgan Stanley	6.250%	8/9/26	20,000	25,080
	Morgan Stanley	3.625%	1/20/27	60,000	66,447
[1]	Morgan Stanley	3.772%	1/24/29	56,905	63,602
[1]	Morgan Stanley	2.699%	1/22/31	74,290	76,964
	Morgan Stanley	4.300%	1/27/45	18,360	22,257
[1,4]	Nationwide Building Society	3.622%	4/26/23	23,975	24,639
[4]	NBK SPC Ltd.	2.750%	5/30/22	56,530	56,840
	PNC Bank NA	3.300%	10/30/24	18,195	19,648
	PNC Bank NA	4.200%	11/1/25	16,650	19,166
	PNC Bank NA	3.100%	10/25/27	41,975	46,071
	PNC Bank NA	3.250%	1/22/28	60,465	66,952
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	45,211
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	57,664
	Royal Bank of Canada	2.750%	2/1/22	43,960	45,618
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	33,850
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	21,040
[4]	Societe Generale SA	3.250%	1/12/22	38,635	39,456
[1]	State Street Corp.	2.653%	5/15/23	30,770	31,923
	Synchrony Bank	3.650%	5/24/21	46,195	46,829

6

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	2.625%	1/15/22	45,425	46,865
	Truist Bank	3.300%	5/15/26	12,895	13,701
	Truist Financial Corp.	3.200%	9/3/21	25,900	26,652
	Truist Financial Corp.	2.750%	4/1/22	61,300	63,286
	Truist Financial Corp.	2.200%	3/16/23	31,045	32,055
	Truist Financial Corp.	3.700%	6/5/25	49,000	54,636
[1,4]	UBS Group AG	3.126%	8/13/30	16,000	16,899
[4]	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,883
[4]	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,231
	US Bancorp	2.625%	1/24/22	46,910	48,358
	US Bancorp	3.700%	1/30/24	52,500	57,225
	Wells Fargo & Co.	3.000%	1/22/21	26,735	27,147
	Wells Fargo & Co.	3.500%	3/8/22	64,245	67,011
	Wells Fargo & Co.	3.069%	1/24/23	12,990	13,379
	Wells Fargo & Co.	3.450%	2/13/23	48,895	51,467
	Wells Fargo & Co.	4.480%	1/16/24	46,156	50,503
	Wells Fargo & Co.	3.750%	1/24/24	50,755	54,565
	Wells Fargo & Co.	3.550%	9/29/25	32,170	35,303
	Wells Fargo & Co.	3.000%	4/22/26	39,405	42,174
[1]	Wells Fargo & Co.	3.196%	6/17/27	60,555	64,271
[1]	Wells Fargo & Co.	2.879%	10/30/30	15,000	15,542
[1]	Wells Fargo & Co.	2.572%	2/11/31	76,020	76,852
	Wells Fargo & Co.	5.606%	1/15/44	68,281	90,575
	Wells Fargo & Co.	4.650%	11/4/44	10,315	12,250
	Wells Fargo & Co.	4.900%	11/17/45	19,160	23,211
	Wells Fargo & Co.	4.400%	6/14/46	73,300	82,565
	Wells Fargo & Co.	4.750%	12/7/46	23,150	27,450

	Brokerage (0.0%)
	Charles Schwab Corp.	3.200%	3/2/27	19,665	21,505
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,730	12,750

	Insurance (1.6%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	28,500
	Aetna Inc.	2.800%	6/15/23	25,660	26,745
[4]	AIA Group Ltd.	3.600%	4/9/29	50,475	54,772
[4]	AIA Group Ltd.	3.375%	4/7/30	12,460	13,368
	American International Group Inc.	4.250%	3/15/29	35,227	39,084
	American International Group Inc.	4.500%	7/16/44	6,907	7,685
	American International Group Inc.	4.750%	4/1/48	4,585	5,237
	Anthem Inc.	3.700%	8/15/21	10,000	10,262
	Anthem Inc.	3.300%	1/15/23	42,468	45,019
	Anthem Inc.	3.650%	12/1/27	26,975	30,483
	Anthem Inc.	4.101%	3/1/28	40,910	47,179
	Anthem Inc.	4.650%	8/15/44	13,445	16,439
	Anthem Inc.	4.375%	12/1/47	7,020	8,457
	Chubb Corp.	6.000%	5/11/37	50,000	70,754
	Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,368
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	24,370
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	38,112
[4]	Farmers Exchange Capital	7.050%	7/15/28	25,000	31,298
[4]	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,552
[4]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	25,283
[4]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,919
[4]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,379
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	12,564
[4]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,872
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	27,547
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	14,481
	MetLife Inc.	3.600%	4/10/24	35,035	38,456
	MetLife Inc.	4.125%	8/13/42	5,565	6,390
	MetLife Inc.	4.875%	11/13/43	17,000	21,290
[4]	Metropolitan Life Global Funding I	3.450%	10/9/21	29,155	30,142
[4]	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	14,219
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	26,519

7

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	23,017
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	47,557
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	25,140	25,991
[4]	New York Life Global Funding	2.900%	1/17/24	29,050	31,011
[4]	New York Life Insurance Co.	5.875%	5/15/33	55,395	74,125
[4]	New York Life Insurance Co.	3.750%	5/15/50	9,245	10,446
[4]	New York Life Insurance Co.	4.450%	5/15/69	15,270	18,523
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	27,454
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	10,005
[4]	Principal Financial Global Funding LLC	2.500%	9/16/29	25,000	25,733
	Prudential Financial Inc.	4.500%	11/15/20	24,365	24,771
	Prudential plc	3.125%	4/14/30	14,640	15,483
[4]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	24,830	30,775
[4]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,390	49,685
	Torchmark Corp.	7.875%	5/15/23	45,000	53,158
	UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,227
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,855
	UnitedHealth Group Inc.	2.875%	3/15/23	16,000	17,035
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	17,067
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	40,796
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	7,746
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	12,523
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	8,785
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	83,401
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	32,480
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	10,756
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	27,763
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	6,426
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	27,379
	UnitedHealth Group Inc.	2.900%	5/15/50	15,045	15,625
	UnitedHealth Group Inc.	3.875%	8/15/59	4,125	4,908

	Real Estate Investment Trusts (0.2%)
	Boston Properties LP	3.125%	9/1/23	13,275	13,713
	Boston Properties LP	3.800%	2/1/24	1,750	1,841
	Healthpeak Properties Inc.	3.000%	1/15/30	31,475	30,506
	Realty Income Corp.	4.650%	8/1/23	25,010	26,806
	Realty Income Corp.	3.250%	1/15/31	12,940	13,287
[4]	Scentre Management Ltd / RE1 Ltd	4.375%	5/28/30	19,110	19,752
	Simon Property Group LP	3.750%	2/1/24	3,265	3,369
	Simon Property Group LP	3.375%	10/1/24	10,055	10,262
	Simon Property Group LP	2.450%	9/13/29	19,865	18,172
[4]	WEA Finance LLC	4.125%	9/20/28	21,310	20,449
[4]	WEA Finance LLC	4.625%	9/20/48	27,205	23,622
					8,660,432
Industrial (11.9%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	45,400	51,288

	Capital Goods (0.9%)
[4]	BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,097
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	12,114
[4]	BAE Systems plc	3.400%	4/15/30	7,335	7,946
	Boeing Co.	2.700%	2/1/27	17,155	15,914
	Boeing Co.	8.625%	11/15/31	9,460	12,363
	Boeing Co.	3.375%	6/15/46	19,238	14,974
	Boeing Co.	3.850%	11/1/48	13,249	11,389
	Boeing Co.	3.825%	3/1/59	3,509	2,815
	Boeing Co.	3.950%	8/1/59	20,566	18,222
[4]	Carrier Global Corp.	2.722%	2/15/30	15,418	14,632
	Caterpillar Financial Services Corp.	2.625%	3/1/23	46,800	48,913
	Caterpillar Inc.	3.900%	5/27/21	23,739	24,548
	Caterpillar Inc.	2.600%	6/26/22	11,345	11,738
	Caterpillar Inc.	3.400%	5/15/24	14,200	15,520

8

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	7.125%	3/3/31	17,500	25,447
	General Dynamics Corp.	3.875%	7/15/21	14,925	15,466
	General Electric Co.	3.100%	1/9/23	8,635	8,888
	Honeywell International Inc.	4.250%	3/1/21	40,681	41,768
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	58,212
	John Deere Capital Corp.	3.450%	3/13/25	43,145	48,290
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	11,434
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,739
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	10,110
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	19,579
	Lockheed Martin Corp.	2.800%	6/15/50	7,285	7,573
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	7,123
[4]	Otis Worldwide Corp.	2.565%	2/15/30	8,000	8,045
[4]	Otis Worldwide Corp.	3.112%	2/15/40	17,030	16,579
[4]	Otis Worldwide Corp.	3.362%	2/15/50	30,240	30,483
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,428
	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	20,438
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	19,340
	Raytheon Technologies Corp.	6.050%	6/1/36	20,325	27,992
	Raytheon Technologies Corp.	6.125%	7/15/38	37,300	52,905
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	11,270
	Raytheon Technologies Corp.	4.500%	6/1/42	16,902	20,645
	Raytheon Technologies Corp.	3.750%	11/1/46	5,923	6,700
[4]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	41,410
[4]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	66,047
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	43,538
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	32,198

	Communication (1.9%)
	America Movil SAB de CV	3.125%	7/16/22	84,600	86,831
	America Movil SAB de CV	3.625%	4/22/29	26,990	29,354
	America Movil SAB de CV	6.125%	3/30/40	7,380	10,122
	American Tower Corp.	3.450%	9/15/21	30,665	31,679
	American Tower Corp.	5.000%	2/15/24	2,770	3,153
	American Tower Corp.	4.400%	2/15/26	7,315	8,330
	American Tower Corp.	3.800%	8/15/29	33,804	37,927
	AT&T Inc.	2.450%	6/30/20	12,000	11,970
	AT&T Inc.	4.600%	2/15/21	5,000	5,098
	AT&T Inc.	4.450%	5/15/21	10,000	10,361
	AT&T Inc.	3.600%	7/15/25	22,350	24,283
	AT&T Inc.	2.750%	6/1/31	36,795	37,059
[4]	British Telecommunications plc	3.250%	11/8/29	29,620	30,923
	Comcast Corp.	3.000%	2/1/24	25,345	27,296
	Comcast Corp.	3.600%	3/1/24	50,730	55,988
	Comcast Corp.	3.375%	2/15/25	2,540	2,797
	Comcast Corp.	2.350%	1/15/27	19,620	20,438
	Comcast Corp.	4.250%	1/15/33	42,890	51,999
	Comcast Corp.	4.200%	8/15/34	26,890	32,600
	Comcast Corp.	5.650%	6/15/35	4,725	6,670
	Comcast Corp.	4.400%	8/15/35	32,325	40,318
	Comcast Corp.	6.500%	11/15/35	4,720	6,981
	Comcast Corp.	6.400%	5/15/38	968	1,409
	Comcast Corp.	4.600%	10/15/38	48,045	59,574
	Comcast Corp.	4.650%	7/15/42	47,970	60,829
	Comcast Corp.	4.500%	1/15/43	22,000	27,175
	Comcast Corp.	4.750%	3/1/44	34,643	44,418
	Comcast Corp.	4.600%	8/15/45	43,296	54,732
	Comcast Corp.	3.969%	11/1/47	8,452	9,945
	Comcast Corp.	4.000%	3/1/48	12,180	14,481
	Comcast Corp.	4.700%	10/15/48	47,740	62,364
	Comcast Corp.	3.999%	11/1/49	23,162	27,524
	Comcast Corp.	4.049%	11/1/52	2,670	3,208
	Comcast Corp.	4.950%	10/15/58	35,175	49,273
[4]	Cox Communications Inc.	3.250%	12/15/22	27,995	29,422

9

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cox Communications Inc.	2.950%	6/30/23	5,870	6,123
[4]	Cox Communications Inc.	3.150%	8/15/24	7,268	7,719
[4]	Cox Communications Inc.	4.800%	2/1/35	30,000	36,582
[4]	Cox Communications Inc.	6.450%	12/1/36	5,850	7,639
[4]	Cox Communications Inc.	4.600%	8/15/47	4,435	5,163
	Crown Castle International Corp.	3.650%	9/1/27	10,215	11,150
	Crown Castle International Corp.	3.800%	2/15/28	8,435	9,388
[4]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	11,957
[4]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	25,168
	NBCUniversal Media LLC	2.875%	1/15/23	9,760	10,331
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	12,702
	Orange SA	4.125%	9/14/21	60,990	63,812
	Orange SA	9.000%	3/1/31	20,280	33,011
[4]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,700
[4]	Sky Ltd.	3.750%	9/16/24	45,046	49,707
[1,4]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	48,751
	Telefonica Emisiones SAU	5.213%	3/8/47	35,120	42,188
	Telefonica Emisiones SAU	5.520%	3/1/49	29,047	36,419
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,622
	Verizon Communications Inc.	4.329%	9/21/28	23,335	27,772
	Verizon Communications Inc.	4.812%	3/15/39	85,963	110,173
	Verizon Communications Inc.	4.750%	11/1/41	11,880	15,480
	Verizon Communications Inc.	4.862%	8/21/46	36,117	48,394
	Verizon Communications Inc.	5.012%	4/15/49	23,609	32,703
	Verizon Communications Inc.	4.672%	3/15/55	11,007	15,135
	ViacomCBS Inc.	3.700%	6/1/28	15,190	15,106
	Vodafone Group plc	5.000%	5/30/38	1,895	2,315
	Vodafone Group plc	5.250%	5/30/48	45,220	58,639
	Walt Disney Co.	3.000%	9/15/22	11,891	12,491
	Walt Disney Co.	2.650%	1/13/31	3,850	4,098
	Walt Disney Co.	3.500%	5/13/40	50,260	55,077
	Walt Disney Co.	4.125%	6/1/44	6,280	7,455
	Walt Disney Co.	2.750%	9/1/49	16,835	16,338
	Walt Disney Co.	3.600%	1/13/51	27,250	30,431
	Walt Disney Co.	3.800%	5/13/60	42,665	48,454

	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,586
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	43,329
	Alibaba Group Holding Ltd.	3.400%	12/6/27	85,240	94,524
	Amazon.com Inc.	2.500%	11/29/22	34,760	36,432
	Amazon.com Inc.	2.800%	8/22/24	26,480	28,865
	Amazon.com Inc.	4.800%	12/5/34	37,370	50,463
	Amazon.com Inc.	4.950%	12/5/44	22,605	32,122
	Amazon.com Inc.	4.250%	8/22/57	41,385	56,953
	AutoZone Inc.	3.700%	4/15/22	46,136	48,315
[4]	BMW US Capital LLC	2.000%	4/11/21	21,300	21,355
[4]	Daimler Finance North America LLC	2.300%	2/12/21	34,470	34,418
[4]	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,039
[4]	Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,994
	Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,522
	Ford Motor Credit Co. LLC	3.815%	11/2/27	29,560	25,994
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,392
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	58,011
	Home Depot Inc.	2.700%	4/1/23	26,330	27,717
	Home Depot Inc.	3.900%	12/6/28	10,250	12,191
	Home Depot Inc.	3.300%	4/15/40	18,410	20,409
	Home Depot Inc.	4.400%	3/15/45	28,655	36,471
	Home Depot Inc.	4.500%	12/6/48	12,215	16,083
[4,5]	Hyundai Capital America, 3M USD LIBOR + 0.940%	2.292%	7/8/21	50,400	49,071
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	74,542
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,634
	Lowe's Cos. Inc.	4.550%	4/5/49	29,000	36,167

10

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	2.625%	1/15/22	7,805	8,067
	McDonald's Corp.	3.250%	6/10/24	5,460	5,952
	McDonald's Corp.	4.875%	12/9/45	9,940	12,564
	McDonald's Corp.	3.625%	9/1/49	37,735	41,004
	Starbucks Corp.	4.500%	11/15/48	51,181	59,334
	VF Corp.	2.800%	4/23/27	5,545	5,775
	VF Corp.	2.950%	4/23/30	17,680	18,420
	Walmart Inc.	3.550%	6/26/25	56,910	64,173
	Walmart Inc.	3.625%	12/15/47	14,215	17,118

	Consumer Noncyclical (3.8%)
[4]	AbbVie Inc.	4.875%	2/15/21	4,184	4,276
[4]	AbbVie Inc.	3.450%	3/15/22	18,695	19,435
[4]	AbbVie Inc.	3.800%	3/15/25	15,725	17,217
[4]	AbbVie Inc.	4.050%	11/21/39	20,255	22,716
[4]	AbbVie Inc.	4.850%	6/15/44	18,000	21,302
	AbbVie Inc.	4.450%	5/14/46	29,520	34,181
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	7,289
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	8,935
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,830	6,109
[4]	Alcon Finance Corp.	2.600%	5/27/30	4,690	4,704
[4]	Alcon Finance Corp.	3.800%	9/23/49	22,830	24,663
	Altria Group Inc.	4.750%	5/5/21	23,376	24,262
	Altria Group Inc.	2.850%	8/9/22	18,810	19,547
	Altria Group Inc.	5.800%	2/14/39	26,150	31,801
	Altria Group Inc.	4.500%	5/2/43	10,705	11,632
	Altria Group Inc.	3.875%	9/16/46	22,775	22,393
	Amgen Inc.	3.150%	2/21/40	29,570	31,136
	Amgen Inc.	5.150%	11/15/41	21,155	27,832
	Amgen Inc.	3.375%	2/21/50	20,340	21,767
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	6.500%	1/1/28	19,550	25,186
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	61,085	70,830
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	35,700	40,354
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	67,769	71,752
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,177	32,254
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,779
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	19,880
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	9,225	10,225
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	45,714
	Ascension Health	2.532%	11/15/29	22,515	23,605
[1]	Ascension Health	4.847%	11/15/53	44,750	59,544
	AstraZeneca plc	2.375%	11/16/20	44,480	44,851
	AstraZeneca plc	4.000%	1/17/29	47,000	54,990
	AstraZeneca plc	6.450%	9/15/37	23,385	35,132
	BAT Capital Corp.	3.557%	8/15/27	63,450	66,643
[4]	BAT International Finance plc	3.250%	6/7/22	58,280	60,477
[4]	BAT International Finance plc	3.500%	6/15/22	8,980	9,338
[4]	Bayer US Finance II LLC	4.250%	12/15/25	58,580	65,573
[4]	Bayer US Finance LLC	3.000%	10/8/21	46,850	47,844
[4]	Bayer US Finance LLC	3.375%	10/8/24	33,220	35,476
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	18,435
	Boston Scientific Corp.	4.000%	3/1/29	6,810	7,727
[4]	Bristol-Myers Squibb Co.	3.250%	8/15/22	16,250	17,054
[4]	Bristol-Myers Squibb Co.	3.550%	8/15/22	24,575	25,956
[4]	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,752
[4]	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,830	8,153
[4]	Bristol-Myers Squibb Co.	4.000%	8/15/23	1,500	1,652
[4]	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	35,413
[4]	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	22,269
[4]	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,347	9,769
[4]	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	27,532

11

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cargill Inc.	4.307%	5/14/21	60,532	62,606
[4]	Cargill Inc.	6.875%	5/1/28	19,355	24,760
[4]	Cargill Inc.	2.125%	4/23/30	5,265	5,344
[4]	Cargill Inc.	4.760%	11/23/45	28,190	36,065
[4]	Cigna Corp.	3.250%	4/15/25	31,655	33,734
	Cigna Corp.	4.375%	10/15/28	18,600	21,783
	Cigna Corp.	4.800%	8/15/38	26,415	32,846
	Cigna Corp.	3.200%	3/15/40	5,405	5,663
	Cigna Corp.	4.900%	12/15/48	18,300	23,894
	Cigna Corp.	3.400%	3/15/50	16,215	17,402
	Coca-Cola Co.	4.500%	9/1/21	8,430	8,600
	Coca-Cola European Partners plc	3.500%	9/15/20	9,900	9,971
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,846
	CommonSpirit Health	2.950%	11/1/22	18,735	19,357
	CommonSpirit Health	4.200%	8/1/23	9,885	10,404
	CommonSpirit Health	2.760%	10/1/24	29,395	29,821
	CommonSpirit Health	3.347%	10/1/29	44,320	44,373
[1]	CommonSpirit Health	4.350%	11/1/42	23,365	23,172
	CommonSpirit Health	4.187%	10/1/49	40,235	39,235
	Conagra Brands Inc.	4.600%	11/1/25	7,855	9,043
	Conagra Brands Inc.	5.300%	11/1/38	18,500	23,301
	Conagra Brands Inc.	5.400%	11/1/48	590	780
	Constellation Brands Inc.	2.700%	5/9/22	2,385	2,454
	Constellation Brands Inc.	3.750%	5/1/50	2,415	2,494
	Cottage Health Obligated Group	3.304%	11/1/49	15,870	16,063
	CVS Health Corp.	2.750%	12/1/22	40,255	41,943
	CVS Health Corp.	4.300%	3/25/28	4,349	4,961
	CVS Health Corp.	4.875%	7/20/35	6,900	8,418
	CVS Health Corp.	4.125%	4/1/40	11,570	13,297
	CVS Health Corp.	5.125%	7/20/45	31,100	39,314
[4]	Danone SA	2.947%	11/2/26	30,550	33,296
	Diageo Capital plc	2.625%	4/29/23	48,310	50,753
	Diageo Capital plc	2.375%	10/24/29	20,000	21,091
	Diageo Capital plc	2.000%	4/29/30	5,830	5,912
	Diageo Capital plc	2.125%	4/29/32	1,845	1,870
	Diageo Investment Corp.	2.875%	5/11/22	26,991	28,108
	Dignity Health	3.812%	11/1/24	20,780	21,612
	Eli Lilly & Co.	4.150%	3/15/59	2,810	3,678
[4]	EMD Finance LLC	2.950%	3/19/22	23,660	24,373
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	13,393
	Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,453
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	29,660
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	24,886
	Gilead Sciences Inc.	4.500%	2/1/45	32,375	41,518
	Gilead Sciences Inc.	4.750%	3/1/46	7,340	9,708
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	33,574
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	61,787
	GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	30,274
	HCA Inc.	5.125%	6/15/39	4,970	5,715
[4]	Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	35,581
	Kaiser Foundation Hospitals	3.500%	4/1/22	10,611	11,093
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	16,258
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	18,697
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,195	7,872
	Kroger Co.	3.850%	8/1/23	10,770	11,701
	Kroger Co.	4.000%	2/1/24	22,290	24,496
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	3,332
	Medtronic Inc.	3.150%	3/15/22	28,280	29,590
	Medtronic Inc.	3.500%	3/15/25	19,247	21,813
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	15,185
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	13,010
	Merck & Co. Inc.	2.800%	5/18/23	43,260	46,236
	Merck & Co. Inc.	2.750%	2/10/25	47,090	51,298
	Merck & Co. Inc.	3.400%	3/7/29	49,240	56,542

12

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.150%	5/18/43	22,090	27,647
	Merck & Co. Inc.	4.000%	3/7/49	52,385	66,753
	Mercy Health	4.302%	7/1/28	20,339	22,852
	Molson Coors Beverage Co.	3.500%	5/1/22	16,525	17,087
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	55,119
	New York & Presbyterian Hospital	4.024%	8/1/45	7,155	8,347
	Novartis Capital Corp.	3.400%	5/6/24	16,695	18,367
	Novartis Capital Corp.	4.400%	5/6/44	25,896	34,375
	Partners Healthcare System Inc.	3.192%	7/1/49	24,480	24,668
	Partners Healthcare System Inc.	3.342%	7/1/60	32,045	34,068
	PepsiCo Inc.	4.000%	3/5/42	51,391	63,184
	Pfizer Inc.	3.000%	6/15/23	47,025	50,447
	Pfizer Inc.	3.450%	3/15/29	70,335	81,564
	Pfizer Inc.	1.700%	5/28/30	6,065	6,078
	Pfizer Inc.	4.100%	9/15/38	53,995	65,664
	Pfizer Inc.	2.550%	5/28/40	7,535	7,624
	Pfizer Inc.	2.700%	5/28/50	8,330	8,367
	Philip Morris International Inc.	4.125%	5/17/21	43,025	44,487
	Philip Morris International Inc.	2.500%	8/22/22	21,645	22,515
	Philip Morris International Inc.	2.625%	3/6/23	46,850	49,081
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,643
	Philip Morris International Inc.	3.375%	8/11/25	14,440	15,947
	Philip Morris International Inc.	4.875%	11/15/43	6,185	7,702
[1]	Procter & Gamble - Esop	9.360%	1/1/21	7,280	7,399
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	17,954
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	13,340
	RUSH Obligated Group	3.922%	11/15/29	11,880	13,079
	Sanofi	4.000%	3/29/21	44,090	45,377
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,986
	SSM Health Care Corp.	3.823%	6/1/27	34,910	37,905
	Toledo Hospital	5.750%	11/15/38	18,910	21,683
	Unilever Capital Corp.	4.250%	2/10/21	95,235	97,657
	Wyeth LLC	5.950%	4/1/37	25,000	35,807
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	34,016

	Energy (1.2%)
[4]	BG Energy Capital plc	4.000%	10/15/21	5,000	5,181
	BP Capital Markets America Inc.	4.500%	10/1/20	16,000	16,175
	BP Capital Markets America Inc.	3.245%	5/6/22	35,000	36,532
	BP Capital Markets plc	3.062%	3/17/22	43,130	44,807
	BP Capital Markets plc	2.500%	11/6/22	22,000	22,772
	BP Capital Markets plc	3.994%	9/26/23	16,185	17,712
	BP Capital Markets plc	3.814%	2/10/24	38,938	42,404
	BP Capital Markets plc	3.506%	3/17/25	50,285	55,354
	Chevron Corp.	3.191%	6/24/23	49,470	53,082
	Cimarex Energy Co.	4.375%	6/1/24	31,555	31,792
	ConocoPhillips Co.	4.950%	3/15/26	4,385	5,207
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	22,948
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	20,136
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	4,582
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	24,863	26,720
	Energy Transfer Operating LP	5.250%	4/15/29	40,000	42,850
	Energy Transfer Operating LP	5.000%	5/15/50	14,445	13,840
	Energy Transfer Partners LP	5.300%	4/15/47	5,745	5,573
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	28,074
	Enterprise Products Operating LLC	3.700%	1/31/51	11,675	11,842
	Enterprise Products Operating LLC	3.950%	1/31/60	8,075	8,094
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,551
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,962
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	39,377
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	26,728
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	38,057
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	14,500
	Occidental Petroleum Corp.	2.700%	2/15/23	10,750	9,272

13

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	3.400%	4/15/26	8,035	5,946
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	36,775	36,913
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	32,011
[4]	Schlumberger Investment SA	2.400%	8/1/22	23,925	24,215
	Schlumberger Investment SA	3.650%	12/1/23	44,520	47,079
	Shell International Finance BV	3.250%	5/11/25	11,051	12,243
	Shell International Finance BV	4.125%	5/11/35	43,465	52,717
	Shell International Finance BV	5.500%	3/25/40	12,990	17,938
	Shell International Finance BV	4.375%	5/11/45	96,700	119,427
	Suncor Energy Inc.	5.950%	12/1/34	20,700	23,858
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,500	3,399
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	750	745
	Total Capital International SA	2.700%	1/25/23	36,510	38,273
	Total Capital International SA	3.750%	4/10/24	41,500	45,871
	TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,155
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	54,627
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	8,093

	Other Industrial (0.3%)
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	23,358
[1]	Duke University	2.832%	10/1/55	25,700	26,763
	Emory University	2.143%	9/1/30	25,475	26,001
	Georgetown University	4.315%	4/1/49	5,405	6,373
	Georgetown University	2.943%	4/1/50	13,330	12,141
[1]	Johns Hopkins University	4.083%	7/1/53	26,970	32,955
[1]	Johns Hopkins University	2.813%	1/1/60	6,420	6,384
	Leland Stanford Junior University	2.413%	6/1/50	16,410	16,410
	President & Fellows of Harvard College	2.517%	10/15/50	18,355	19,009
[4]	SBA Tower Trust	3.168%	4/11/22	48,960	49,339
[4]	SBA Tower Trust	3.448%	3/15/23	23,770	24,521
[4]	SBA Tower Trust	2.836%	1/15/25	25,075	25,775
[1]	University of Chicago	2.761%	4/1/45	5,825	5,890

	Technology (2.2%)
	Apple Inc.	3.000%	2/9/24	22,535	24,437
	Apple Inc.	3.450%	5/6/24	39,950	44,354
	Apple Inc.	2.850%	5/11/24	44,990	48,666
	Apple Inc.	2.750%	1/13/25	21,495	23,418
	Apple Inc.	3.250%	2/23/26	37,631	42,461
	Apple Inc.	2.450%	8/4/26	43,466	47,397
	Apple Inc.	3.350%	2/9/27	55,925	63,467
	Apple Inc.	3.200%	5/11/27	39,185	44,180
	Apple Inc.	2.900%	9/12/27	55,355	62,055
	Apple Inc.	3.850%	5/4/43	17,000	20,840
	Apple Inc.	4.450%	5/6/44	5,075	6,661
	Apple Inc.	3.850%	8/4/46	36,890	45,250
	Apple Inc.	2.650%	5/11/50	17,660	18,186
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	18,880	19,881
[4]	Broadcom Inc.	4.250%	4/15/26	3,505	3,751
[4]	Broadcom Inc.	4.110%	9/15/28	37,859	39,653
	Cisco Systems Inc.	2.500%	9/20/26	15,676	17,372
	Fiserv Inc.	3.200%	7/1/26	23,105	25,170
	Global Payments Inc.	2.900%	5/15/30	14,680	15,095
	Intel Corp.	2.875%	5/11/24	29,395	31,903
	Intel Corp.	4.100%	5/19/46	51,605	63,161
	International Business Machines Corp.	3.375%	8/1/23	70,925	76,772
	International Business Machines Corp.	3.625%	2/12/24	35,000	38,555
	International Business Machines Corp.	3.000%	5/15/24	86,100	93,029
	International Business Machines Corp.	3.300%	5/15/26	155,985	174,555
	International Business Machines Corp.	3.500%	5/15/29	103,700	118,511
	International Business Machines Corp.	5.875%	11/29/32	20,240	28,213
	International Business Machines Corp.	2.850%	5/15/40	11,490	11,613
	International Business Machines Corp.	2.950%	5/15/50	4,545	4,585
	Microsoft Corp.	3.625%	12/15/23	16,000	17,748
	Microsoft Corp.	2.875%	2/6/24	66,350	71,790

14

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.125%	11/3/25	17,700	19,928
	Microsoft Corp.	3.500%	2/12/35	23,520	28,524
	Microsoft Corp.	3.450%	8/8/36	65,320	77,051
	Microsoft Corp.	4.100%	2/6/37	45,385	57,637
	Microsoft Corp.	4.450%	11/3/45	14,250	19,567
	Microsoft Corp.	3.700%	8/8/46	61,115	76,169
	Microsoft Corp.	4.250%	2/6/47	91,700	124,029
	Oracle Corp.	2.500%	5/15/22	46,930	48,569
	Oracle Corp.	2.950%	11/15/24	79,830	86,794
	Oracle Corp.	2.950%	5/15/25	13,635	14,843
	Oracle Corp.	3.250%	11/15/27	111,485	124,637
	Oracle Corp.	4.000%	11/15/47	32,175	37,713
	QUALCOMM Inc.	2.600%	1/30/23	26,010	27,274
	QUALCOMM Inc.	2.900%	5/20/24	37,735	40,567
	QUALCOMM Inc.	2.150%	5/20/30	29,475	30,238
	QUALCOMM Inc.	3.250%	5/20/50	10,605	11,318
[4]	Tencent Holdings Ltd.	3.575%	4/11/26	6,595	7,228
[4]	Tencent Holdings Ltd.	3.595%	1/19/28	57,300	61,946
[4]	Tencent Holdings Ltd.	3.975%	4/11/29	32,420	36,266

	Transportation (0.5%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,896
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,572
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,845
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	7,460
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	15,941
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	3,290
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,820	6,103
[1]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	19,104	16,622
	CSX Corp.	4.300%	3/1/48	16,150	19,657
	CSX Corp.	3.350%	9/15/49	9,625	10,380
[4]	ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,562
[4]	ERAC USA Finance LLC	7.000%	10/15/37	32,995	41,400
[4]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	24,139
[1]	Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	5,431	5,640
	FedEx Corp.	2.700%	4/15/23	23,430	24,404
	FedEx Corp.	4.100%	2/1/45	4,455	4,297
	FedEx Corp.	4.750%	11/15/45	12,168	12,887
	FedEx Corp.	4.550%	4/1/46	6,073	6,269
	FedEx Corp.	4.050%	2/15/48	1,705	1,658
	FedEx Corp.	4.950%	10/17/48	11,474	12,620
	Kansas City Southern	4.950%	8/15/45	16,985	21,519
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	16,420	17,031
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	10,220	10,265
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	52,010	55,433
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	16,450	17,384
[1]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	8,263	8,102
	Union Pacific Corp.	3.700%	3/1/29	17,470	19,994
	Union Pacific Corp.	4.300%	3/1/49	22,015	27,711
	Union Pacific Corp.	3.250%	2/5/50	34,905	37,233
	Union Pacific Corp.	3.799%	10/1/51	23,191	27,124
	Union Pacific Corp.	3.839%	3/20/60	9,530	10,842
	Union Pacific Corp.	3.750%	2/5/70	10,510	11,688
[1]	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	6,778	4,500
	United Parcel Service Inc.	2.450%	10/1/22	17,950	18,713
					12,242,065
Utilities (3.0%)
	Electric (2.7%)
	AEP Texas Inc.	4.150%	5/1/49	5,065	5,924
	AEP Texas Inc.	3.450%	1/15/50	16,810	17,994
	Alabama Power Co.	5.700%	2/15/33	15,000	19,975
	Alabama Power Co.	3.750%	3/1/45	24,430	26,941
	Alabama Power Co.	4.300%	7/15/48	28,015	34,062
	Ameren Illinois Co.	3.800%	5/15/28	22,215	25,450

15

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	6.125%	12/15/28	54,000	67,435
	Ameren Illinois Co.	3.700%	12/1/47	5,045	5,752
	Arizona Public Service Co.	3.350%	5/15/50	11,220	11,538
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	60,720
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	14,299
[4]	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	9,401
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	16,914
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	7,243
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	20,826
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	44,752
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	3,066
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	82,622
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	29,743
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,766
	Dominion Energy Inc.	2.579%	7/1/20	23,655	23,685
	Dominion Energy Inc.	2.715%	8/15/21	15,805	16,070
[4]	Dominion Energy Inc.	2.450%	1/15/23	111,320	115,382
	Dominion Energy Inc.	5.250%	8/1/33	5,706	6,703
	Dominion Energy Inc.	4.600%	3/15/49	31,250	38,399
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	6,930
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,912
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	61,801
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	3,981
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	9,104
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	41,218
	DTE Energy Co.	3.800%	3/15/27	9,550	10,305
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,823
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	20,078
	Duke Energy Corp.	2.650%	9/1/26	11,775	12,598
	Duke Energy Corp.	3.400%	6/15/29	12,030	13,201
	Duke Energy Corp.	4.800%	12/15/45	44,700	56,190
	Duke Energy Corp.	3.750%	9/1/46	9,940	10,879
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	11,427
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	40,614
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	21,133
	Duke Energy Progress LLC	4.100%	3/15/43	615	738
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	49,257
	Emera US Finance LP	3.550%	6/15/26	34,050	36,828
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	16,058
	Evergy Inc.	2.450%	9/15/24	10,420	10,873
	Evergy Inc.	2.900%	9/15/29	15,865	16,603
	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,832
	Eversource Energy	2.900%	10/1/24	17,450	18,553
	Eversource Energy	3.150%	1/15/25	5,025	5,422
	Eversource Energy	3.300%	1/15/28	14,410	15,503
	Florida Power & Light Co.	5.650%	2/1/35	50,000	68,314
	Florida Power & Light Co.	4.950%	6/1/35	10,000	13,894
	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,944
	Florida Power & Light Co.	5.950%	2/1/38	39,215	58,854
	Florida Power & Light Co.	5.690%	3/1/40	4,000	5,804
	Florida Power & Light Co.	3.700%	12/1/47	17,370	20,636
	Fortis Inc.	3.055%	10/4/26	28,565	29,874
	Georgia Power Co.	5.400%	6/1/40	6,665	8,551
	Georgia Power Co.	4.750%	9/1/40	25,858	30,800
	Georgia Power Co.	4.300%	3/15/42	29,264	33,791
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	17,947
	Kansas City Power & Light Co.	4.200%	3/15/48	3,419	4,152
[4]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	28,646
[4]	Metropolitan Edison Co.	4.300%	1/15/29	4,807	5,565
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,345	2,637
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,878
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	14,669
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	49,232
[4]	Monongahela Power Co.	5.400%	12/15/43	4,570	6,231

16

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	16,229
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	43,344
	Nevada Power Co.	3.125%	8/1/50	12,865	13,412
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	43,950	44,963
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	10,165
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	35,927
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	15,761
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	40,852
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	41,473
	Northern States Power Co.	6.250%	6/1/36	50,000	71,596
[1,4]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	45,673
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,954
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,975
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	19,753
	Oglethorpe Power Corp.	5.050%	10/1/48	5,640	6,508
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	19,615
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,401
	PacifiCorp	2.950%	6/1/23	29,675	31,383
	PacifiCorp	2.700%	9/15/30	5,025	5,412
	PacifiCorp	5.900%	8/15/34	12,500	16,404
	PacifiCorp	6.250%	10/15/37	36,635	51,811
	PacifiCorp	4.150%	2/15/50	11,625	14,264
	PacifiCorp	3.300%	3/15/51	6,340	6,933
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,917
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	35,873
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,378
	San Diego Gas & Electric Co.	4.150%	5/15/48	4,500	5,245
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	36,385
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	8,422
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	12,042
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,361
	Southern California Edison Co.	3.700%	8/1/25	3,315	3,629
	Southern California Edison Co.	6.000%	1/15/34	7,695	10,154
	Southern California Edison Co.	5.550%	1/15/37	50,475	60,781
	Southern California Edison Co.	5.950%	2/1/38	40,000	51,762
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,611
	Southern California Edison Co.	4.000%	4/1/47	6,530	7,157
	Southern California Edison Co.	4.125%	3/1/48	11,495	13,006
	Southern California Edison Co.	3.650%	2/1/50	5,405	5,766
	Southern Co.	2.950%	7/1/23	48,400	51,043
	Southern Co.	3.250%	7/1/26	30,885	33,924
	Southern Co.	4.400%	7/1/46	41,137	48,433
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,245
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	4,174
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	36,053
	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	17,911
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,421
	Westar Energy Inc.	3.250%	9/1/49	9,000	9,390
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	23,582
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	55,884

	Natural Gas (0.3%)
[4]	Boston Gas Co.	3.150%	8/1/27	5,385	5,743
[4]	Boston Gas Co.	3.001%	8/1/29	5,970	6,358
[4]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,879
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	72,028
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,871
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	8,921
[4]	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,565	14,702
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	26,686
	NiSource Finance Corp.	5.250%	2/15/43	14,588	18,220
	NiSource Finance Corp.	4.800%	2/15/44	10,370	12,403
	Sempra Energy	2.875%	10/1/22	27,530	28,396
	Sempra Energy	3.250%	6/15/27	80,765	85,227

17

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	6.000%	10/15/39	14,800	19,589

	Other Utility (0.0%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,714
	American Water Capital Corp.	4.200%	9/1/48	29,180	35,242
	American Water Capital Corp.	3.450%	5/1/50	2,280	2,499
					3,113,777
Total Corporate Bonds (Cost $21,534,448)					24,016,274
Sovereign Bonds (1.0%)
[4]	Electricite de France SA	4.875%	9/21/38	69,680	81,847
[4]	Electricite de France SA	4.950%	10/13/45	15,100	18,059
	Equinor ASA	2.900%	11/8/20	57,210	57,768
	Equinor ASA	2.750%	11/10/21	32,860	33,768
	Equinor ASA	2.450%	1/17/23	15,017	15,603
	Equinor ASA	2.650%	1/15/24	14,000	14,723
	Equinor ASA	3.700%	3/1/24	25,320	27,703
	Equinor ASA	3.250%	11/10/24	29,975	32,689
	Equinor ASA	3.125%	4/6/30	80,155	87,768
	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	58,720
[4]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	31,063
	Republic of Colombia	4.000%	2/26/24	30,240	31,797
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	30,637
[4]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	62,500	66,704
[4]	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,000	31,786
[4]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	63,906
[4]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	31,249
[4]	State of Kuwait	2.750%	3/20/22	4,255	4,363
[4]	State of Qatar	2.375%	6/2/21	25,190	25,412
[4]	State of Qatar	3.875%	4/23/23	56,160	59,919
[4]	State of Qatar	3.375%	3/14/24	3,360	3,562
[4]	State of Qatar	4.000%	3/14/29	28,200	31,886
[4]	State of Qatar	3.750%	4/16/30	14,695	16,410
[4]	State of Qatar	5.103%	4/23/48	29,730	38,984
[4]	State of Qatar	4.400%	4/16/50	17,005	20,315
[4]	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	47,027
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	42,846
Total Sovereign Bonds (Cost $910,806)					1,006,514
Taxable Municipal Bonds (1.9%)
	Atlanta GA Downtown Development Authority	6.875%	2/1/21	1,510	1,566
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	11,955	12,650
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,130	7,191
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	33,915	57,528
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	10,213
	California GO	5.700%	11/1/21	11,700	12,492
	California GO	7.550%	4/1/39	21,405	36,913
	California GO	7.350%	11/1/39	66,875	109,472
	California GO	7.625%	3/1/40	1,275	2,184
	California GO	7.600%	11/1/40	11,840	21,055
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	8,545	12,060
	Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	25,680	25,694
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	5,125	6,952
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,902
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	57,835	77,693
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	33,870	45,499
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	14,925	23,666

18

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	40,635
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	5,460
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	67,331	91,945
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	12,069	16,861
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	29,454
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	40,435	51,532
	Houston TX GO	6.290%	3/1/32	16,850	20,882
	Illinois GO	5.100%	6/1/33	30,560	29,469
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	39,725
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	5,680
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	9,719
[6]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	50,000	63,206
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	28,983
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	27,071
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	30,043
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	17,040	17,113
	Metropolitan Transportation Authority	6.200%	11/15/26	2,195	2,440
	Metropolitan Transportation Authority	5.175%	11/15/49	23,665	25,789
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	12,108
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	18,150	18,749
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	57,474
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	6,348
	New York City NY Water & Sewer System Revenue	5.790%	6/15/41	1,220	1,222
	New York City NY Water & Sewer System Revenue	5.790%	6/15/41	810	811
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	27,295	33,622
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,799
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	21,511
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	5	5
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	12,785
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	22,471
	New York State Thruway Authority	2.900%	1/1/35	16,730	16,628
	New York State Thruway Authority	3.500%	1/1/42	9,430	9,207
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	57,115	57,518
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	53,785	89,633
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	37,173
[6]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	58,614
	Pennsylvania State University	2.790%	9/1/43	18,660	19,221
	Pennsylvania State University	2.840%	9/1/50	7,305	7,489
[7]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	87,088
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,972
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	10,455	13,449
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	55,604
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	27,456

19

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	14,700	14,211
Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	29,920	29,767
Regents of the University of California Revenue	3.063%	7/1/25	24,405	26,283
Riverside County California Pension	3.818%	2/15/38	9,585	10,297
Rutgers The State University of New Jersey	3.270%	5/1/43	11,960	12,053
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	20,690	23,594
Stanford University	6.875%	2/1/24	13,685	16,476
Stanford University	7.650%	6/15/26	29,000	37,810
University of California Regents Medical Center Revenue	3.931%	5/15/45	22,370	26,107
University of California Regents Medical Center Revenue	6.548%	5/15/48	17,080	26,122
University of California Regents Medical Center Revenue	6.583%	5/15/49	18,725	28,537
University of California Revenue	4.601%	5/15/31	21,975	26,380
University of California Revenue	4.765%	5/15/44	5,980	6,562
University of Texas Revenue	2.439%	8/15/49	14,430	14,450
Total Taxable Municipal Bonds (Cost $1,670,869)				1,986,343

			Shares
Temporary Cash Investments (1.8%)
Money Market Fund (0.0%)
[8] Vanguard Market Liquidity Fund	0.307%		1,886	189

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.8%)
Bank of America Securities, LLC(Dated 5/29/20, Repurchase Value $132,801,000, collateralized by Government National Mortgage Assn. 3.500%, 3/20/47, with a value of $135,456,000)	0.060%	6/1/20	132,800	132,800
Citigroup Global Markets Inc.(Dated 5/29/20, Repurchase Value $184,701,000, collateralized by U.S. Treasury Bill 0.000%, 11/19/20-2/25/21, and U.S. Treasury Note/Bond 1.625%, 7/31/20, with a value of $188,394,000)	0.050%	6/1/20	184,700	184,700
Credit Agricole Securities (USA) Inc.(Dated 5/29/20, Repurchase Value $66,300,000, collateralized by U.S. Treasury Note/Bond 1.250%-3.000%, 7/15/20-2/15/47, with a value of $67,626,000)	0.050%	6/1/20	66,300	66,300
Deutsche Bank Securities, Inc.(Dated 5/29/20, Repurchase Value $12,500,000, collateralized by Federal National Mortgage Assn. 3.500%-4.500%, 7/1/46-6/1/49, with a value of $12,750,000)	0.060%	6/1/20	12,500	12,500
HSBC Bank USA(Dated 5/29/20, Repurchase Value $7,800,000, collateralized by U.S. Treasury Bill 0.000%, 7/21/20-10/15/20, and U.S. Treasury Note/Bond 0.125%-3.625%, 2/15/21-2/28/26, with a value of $7,956,000)	0.050%	6/1/20	7,800	7,800
HSBC Bank USA(Dated 5/29/20, Repurchase Value $400,000, collateralized by Federal National Mortgage Assn. 4.500%, 12/1/48, with a value of $408,000)	0.070%	6/1/20	400	400
Nomura International PLC(Dated 5/29/20, Repurchase Value $319,901,000, collateralized by U.S. Treasury Note/Bond 0.625%-7.875%, 2/15/21-11/15/48, with a value of $326,298,000)	0.050%	6/1/20	319,900	319,900

20

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RBC Capital Markets LLC NY (Dated 5/29/20, Repurchase Value $44,500,000, collateralized by Federal Home Loan Mortgage Corp. 4.000%, 4/1/47, and Federal National Mortgage Assn. 3.000%-5.000%, 7/1/36-2/1/50, with a value of $45,390,000)	0.060%	6/1/20	44,500	44,500
TD Securities (USA) LLC(Dated 5/29/20, Repurchase Value $82,500,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%, 5/1/50, with a value of $84,150,000)	0.070%	6/1/20	82,500	82,500
Wells Fargo & Co.(Dated 5/29/20, Repurchase Value $8,400,000, collateralized by Federal National Mortgage Assn. 2.500%, 5/1/50, with a value of $8,568,000)	0.070%	6/1/20	8,400	8,400
				859,800
U.S. Government and Agency Obligations (1.0%)
[9] United States Treasury Bill	0.108%	3/25/21	1,000,000	998,520
Commercial Paper (0.0%)
[10] Boeing Co.	2.185%	11/18/20	13,000	12,787
Total Temporary Cash Investments (Cost $1,871,922)				1,871,296
Total Investments (99.5%) (Cost $78,755,164)				102,580,139
Other Assets and Liabilities—Net (0.5%)				564,379
Net Assets (100%)				103,144,518
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $5,933,077,000, representing 5.8% of net assets.
5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Securities with a value of $7,389,000 have been segregated as initial margin for open futures contracts.
10	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2020, the value of these securities was $12,787,000, representing 0.0% of net assets.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

21

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA212 072020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

VANGUARD WELLINGTON FUND

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.